PROSPECTUS
             (VERSION 1 - INCLUDES THE NO WITHDRAWAL CHARGE OPTION)

                       SUPPLEMENT DATED NOVEMBER 12, 2007
              TO THE ALLIANZ VISION(SM) VARIABLE ANNUITY PROSPECTUS
                            DATED NOVEMBER 12, 2007


                                    ISSUED BY
 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE
                                   ACCOUNT B

     THIS SUPPLEMENT UPDATES INFORMATION IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.


We are temporarily waiving the additional M&E charge that is assessed for the Contract's optional Lifetime Plus Benefit and Lifetime Plus II Benefit. This waiver will apply to Contracts issued during a limited period. For the affected Contracts, the waiver will be in effect for a period of two years from the rider effective date. The Lifetime Plus Benefit rider and Lifetime Plus II Benefit rider can only be elected at Contract Issue or on a Contract Anniversary.



The current additional M&E charge that is temporarily being waived is:


    Lifetime Plus Benefit with Single Lifetime Plus Payments............  0.70%

    Lifetime Plus Benefit with Joint Lifetime Plus Payments.............  0.85%

    Lifetime Plus II Benefit with Single Lifetime Plus Payments.........  0.80%

    Lifetime Plus II Benefit with Joint Lifetime Plus Payments..........  0.95%


                                                                   PRO-011-1107


                                        1


                THE ALLIANZ VISION(SM) VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 14) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Options listed on the following page, and not to any fixed investment choices). The Contract is "deferred" because you do not have to begin receiving regular Annuity Payments immediately.

THE BASIC CONTRACT (BASE CONTRACT) offers a variety of standard features including a number of different Investment Options, multiple annuitization options, a free withdrawal privilege, and a death benefit. THE CONTRACT ALSO OFFERS OPTIONAL BENEFITS (subject to certain restrictions) that are each AVAILABLE FOR AN ADDITIONAL CHARGE. These optional benefits include the Lifetime Plus Benefit, the Lifetime Plus II Benefit, a Quarterly Value Death Benefit, a 6% Bonus Option, a Short Withdrawal Charge Option, and a No Withdrawal Charge Option. (You can select only one of the following: the Bonus Option, the Short Withdrawal Charge Option, or the No Withdrawal Charge Option.) If you select the No Withdrawal Charge Option, you must also select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract. ANNUITY CONTRACTS THAT CREDIT A BONUS GENERALLY HAVE HIGHER FEES AND CHARGES THAN CONTRACTS THAT DO NOT CREDIT A BONUS. THEREFORE, THE BONUS OPTION MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH IT.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy Notice in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.

Dated: November 12, 2007


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                                       2


We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. One or more of the Investment Options may not be available in your state. We may add, substitute or remove Investment Options in the future. WE DO NOT CURRENTLY OFFER A FIXED ACCOUNT OR ANY FIXED INVESTMENT OPTIONS. CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT ARE SUBJECT TO RESTRICTIONS ON ALLOCATIONS AND TRANSFERS INTO CERTAIN INVESTMENT OPTIONS.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
--------------------------------------------------------------------------------
AIM
AZL(SM) AIM International Equity Fund

CLEARBRIDGE
AZL(SM) LMP Large Cap Growth Fund

COLUMBIA
AZL(SM) Columbia Technology Fund

DAVIS
AZL(SM) Davis NY Venture Fund
Davis VA Financial Portfolio

DREYFUS
AZL(SM) Dreyfus Founders Equity Growth Fund
AZL(SM) Dreyfus Premier Small Cap Value Fund
AZL(SM) S&P 500 Index Fund
AZL(SM) Small Cap Stock Index Fund

FIRST TRUST
AZL(SM) First Trust Target Double Play Fund

FRANKLIN TEMPLETON
AZL(SM) Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund

FUSION PORTFOLIOS
AZL Fusion(SM) Balanced Fund
AZL Fusion(SM) Growth Fund
AZL Fusion(SM) Moderate Fund

JENNISON
AZL(SM) Jennison 20/20 Focus Fund
AZL(SM) Jennison Growth Fund

LEGG MASON
AZL(SM) Legg Mason Growth Fund
AZL(SM) Legg Mason Value Fund

NEUBERGER BERMAN
AZL(SM) Neuberger Berman Regency Fund

NICHOLAS-APPLEGATE
AZL(SM) NACM International Fund

OPPENHEIMER CAPITAL
AZL(SM) OCC Opportunity Fund
AZL(SM) OCC Value Fund
OpCap Mid Cap Portfolio

OPPENHEIMER FUNDS
AZL(SM) Oppenheimer Developing Markets Fund
AZL(SM) Oppenheimer Global Fund
AZL(SM) Oppenheimer International Growth Fund
AZL(SM) Oppenheimer Main Street Fund

PIMCO
AZL(SM) PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

PRUDENTIAL
AZL(SM) Money Market Fund

SCHRODER
AZL(SM) Schroder International Small Cap Fund

TARGETPLUS PORTFOLIOS
AZL TargetPLUS(SM) Balanced Fund
AZL TargetPLUS(SM) Equity Fund
AZL TargetPLUS(SM) Growth Fund
AZL TargetPLUS(SM) Moderate Fund

TURNER
AZL(SM) Turner Quantitative Small Cap Growth Fund

VAN KAMPEN
AZL(SM) Van Kampen Comstock Fund
AZL(SM) Van Kampen Equity and Income Fund
AZL(SM) Van Kampen Global Franchise Fund
AZL(SM) Van Kampen Global Real Estate Fund
AZL(SM) Van Kampen Growth and Income Fund
AZL(SM) Van Kampen Mid Cap Growth Fund

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                                        3

TABLE OF CONTENTS

FEE TABLES............................................5
    CONTRACT OWNER TRANSACTION EXPENSES...............5
    CONTRACT OWNER PERIODIC EXPENSES..................6
    ANNUAL OPERATING EXPENSES OF THE
    INVESTMENT OPTIONS................................8
    EXAMPLES..........................................8

1.  THE VARIABLE ANNUITY CONTRACT....................10
    STATE SPECIFIC CONTRACT RESTRICTIONS.............10
    OWNERSHIP........................................11

2.  PURCHASE.........................................12
    PURCHASE PAYMENTS................................12
    AUTOMATIC INVESTMENT PLAN (AIP)..................12
    ALLOCATION OF PURCHASE PAYMENTS..................13
    TAX-FREE SECTION 1035 EXCHANGES..................13
    FAXED APPLICATIONS...............................13
    FREE LOOK/RIGHT TO EXAMINE.......................14
    ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE..14

3.  THE ANNUITY PHASE................................15
    INCOME DATE......................................15
    PARTIAL ANNUITIZATION............................15
    ANNUITY OPTIONS..................................16
    ANNUITY PAYMENTS.................................18

4.  INVESTMENT OPTIONS...............................19
    SUBSTITUTION AND LIMITATION ON
    FURTHER INVESTMENTS..............................25
    TRANSFERS........................................25
    EXCESSIVE TRADING AND MARKET TIMING..............27
    FLEXIBLE REBALANCING.............................29
    FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS...29
    VOTING PRIVILEGES................................29

5.  OUR GENERAL ACCOUNT..............................30

6.  EXPENSES.........................................30
    MORTALITY AND EXPENSE RISK (M&E) CHARGES.........30
    CONTRACT MAINTENANCE CHARGE......................31
    WITHDRAWAL CHARGE................................32
    TRANSFER FEE.....................................34
    PREMIUM TAXES....................................34
    INCOME TAXES.....................................34
    INVESTMENT OPTION EXPENSES.......................34

7.  TAXES............................................34
    ANNUITY CONTRACTS IN GENERAL.....................35
    QUALIFIED CONTRACTS..............................35
    MULTIPLE CONTRACTS...............................36
    PARTIAL 1035 EXCHANGES...........................36
    DISTRIBUTIONS - NON-QUALIFIED CONTRACTS..........36
    DISTRIBUTIONS - QUALIFIED CONTRACTS..............37
    ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS....38
    DEATH BENEFITS...................................39
    WITHHOLDING......................................39
    FEDERAL ESTATE TAXES.............................39
    GENERATION-SKIPPING TRANSFER TAX.................39
    FOREIGN TAX CREDITS..............................39
    ANNUITY PURCHASES BY NONRESIDENT ALIENS AND
        FOREIGN CORPORATIONS.........................39
    POSSIBLE TAX LAW CHANGES.........................40
    DIVERSIFICATION..................................40
    REQUIRED DISTRIBUTIONS...........................40

8.  ACCESS TO YOUR MONEY.............................40
    FREE WITHDRAWAL PRIVILEGE........................42
    WAIVER OF WITHDRAWAL CHARGE BENEFIT..............42
    SYSTEMATIC WITHDRAWAL PROGRAM....................42
    THE MINIMUM DISTRIBUTION PROGRAM AND
    REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS.....43
    SUSPENSION OF PAYMENTS OR TRANSFERS..............43

9.  ILLUSTRATIONS....................................43

10. DEATH BENEFIT....................................44
    TRADITIONAL DEATH BENEFIT........................44
    DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS.45
    DEATH OF THE OWNER AND/OR ANNUITANT UNDER
        ALL OTHER CONTRACTS..........................46
    DEATH BENEFIT PAYMENT OPTIONS....................49


11. THE LIFETIME PLUS BENEFIT AND
    LIFETIME PLUS II BENEFIT.........................50
    ADDING THE LIFETIME PLUS BENEFIT OR THE
        LIFETIME PLUS II BENEFIT TO YOUR CONTRACT....51
    REMOVING THE LIFETIME PLUS BENEFIT OR THE
        LIFETIME PLUS II BENEFIT FROM YOUR CONTRACT..52
    WHO IS CONSIDERED A COVERED PERSON(S)?...........52
    IF YOU EXERCISE THE LIFETIME PLUS BENEFIT OR
        LIFETIME PLUS II BENEFIT.....................53
    LIFETIME PLUS PAYMENTS...........................54
    AUTOMATIC ANNUAL PAYMENT INCREASES TO THE
        LIFETIME PLUS PAYMENTS.......................56
    THE BENEFIT BASE.................................58
    THE QUARTERLY ANNIVERSARY VALUE..................58
    THE 5% ANNUAL INCREASE UNDER THE
        LIFETIME PLUS BENEFIT........................59
    MANUAL RESETS OF THE 5% ANNUAL INCREASE UNDER THE
        LIFETIME PLUS BENEFIT........................60
    THE HIGHEST ANNUAL INCREASE UNDER THE
        LIFETIME PLUS II BENEFIT.....................60
    THE ENHANCED 5% ANNUAL INCREASE UNDER THE
        LIFETIME PLUS II BENEFIT.....................60
    AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE
        UNDER THE LIFETIME PLUS II BENEFIT...........61
    INVESTMENT OPTION ALLOCATION AND
        TRANSFER RESTRICTIONS........................62
    TAXATION OF LIFETIME PLUS PAYMENTS...............63
    TERMINATION OF THE LIFETIME PLUS BENEFIT AND
        LIFETIME PLUS II BENEFIT.....................64

12. OTHER OPTIONAL BENEFITS..........................64
    QUARTERLY VALUE DEATH BENEFIT....................64


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                                       4


    BONUS OPTION.....................................65
    SHORT WITHDRAWAL CHARGE OPTION...................66
    NO WITHDRAWAL CHARGE OPTION......................66

13. OTHER INFORMATION................................67
    ALLIANZ LIFE.....................................67
    THE SEPARATE ACCOUNT.............................67
    DISTRIBUTION.....................................67
    ADDITIONAL CREDITS FOR CERTAIN GROUPS............69
    ADMINISTRATION/ALLIANZ SERVICE CENTER............69
    LEGAL PROCEEDINGS................................69
    FINANCIAL STATEMENTS.............................69


14. GLOSSARY.........................................69

15. TABLE OF CONTENTS OF THE STATEMENT OF
    ADDITIONAL INFORMATION...........................73

16. PRIVACY NOTICE...................................74

APPENDIX A - ANNUAL OPERATING EXPENSES FOR
    EACH INVESTMENT OPTION...........................75

APPENDIX B - QUARTERLY ANNIVERSARY VALUE
    CALCULATION AND EXAMPLES.........................79
    CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER
    THE LIFETIME PLUS BENEFIT AND
    LIFETIME PLUS II BENEFIT.........................79
    CALCULATING THE QUARTERLY ANNIVERSARY VALUE
    UNDER THE QUARTERLY VALUE DEATH BENEFIT..........79
    EXAMPLES OF THE QUARTERLY ANNIVERSARY VALUE
        CALCULATIONS.................................80
    EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON
        THE QUARTERLY ANNIVERSARY VALUE..............80

APPENDIX C - CALCULATIONS AND EXAMPLES OF THE 5%
    ANNUAL INCREASE AND ENHANCED 10-YEAR VALUE
    UNDER THE LIFETIME PLUS BENEFIT..................81
    CALCULATING THE 5% ANNUAL INCREASE...............81
    CALCULATING THE ENHANCED 10-YEAR VALUE...........82
    EXAMPLES OF THE 5% ANNUAL INCREASE AND THE
        ENHANCED 10-YEAR VALUE CALCULATION...........83
    EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL
    PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE...84

APPENDIX D - CALCULATIONS AND EXAMPLES OF THE HIGHEST
ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT...85
    CALCULATING THE ENHANCED 5% ANNUAL INCREASE......85
    CALCULATING THE ENHANCED 10-YEAR VALUE...........86
    THE HIGHEST ANNUAL INCREASE......................87
    EXAMPLE OF THE HIGHEST ANNUAL INCREASE...........87
    EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL
    PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE...89

APPENDIX E - WITHDRAWAL CHARGE EXAMPLES..............90

FOR SERVICE OR MORE INFORMATION......................92

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                                       5


--------------------------------------------------------------------------------
FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE(1) (as a percentage of each Purchase Payment withdrawn)

                                                             WITHDRAWAL CHARGE AMOUNT
  NUMBER OF COMPLETE         ------------------------------------------------------------------------------------------
    YEARS SINCE WE                                                          CONTRACTS WITH THE       CONTRACTS WITH THE
RECEIVED YOUR PURCHASE                              CONTRACTS WITH THE       SHORT WITHDRAWAL       NO WITHDRAWAL CHARGE
        PAYMENT              BASE CONTRACTS        BONUS OPTION(2),(3)       CHARGE OPTION(2)             OPTION(2)
-------------------------------------------------------------------------------------------------------------------
           0                     8.5%                   8.5%                     8.5%                      0%
           1                     8.5%                   8.5%                     7.5%                      0%
           2                     7.5%                   8.5%                     5.5%                      0%
           3                     6.5%                    8%                       3%                       0%
           4                      5%                     7%                       0%                       0%
           5                      4%                     6%                       0%                       0%
           6                      3%                     5%                       0%                       0%
           7                      0%                     4%                       0%                       0%
           8                      0%                     3%                       0%                       0%
    9 years or more               0%                     0%                       0%                       0%



TRANSFER FEE(4)............................................$25


PREMIUM TAXES(5)....................................0% to 3.5%
(as a percentage of each Purchase Payment)


(1) The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. There is no free withdrawal privilege after you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit (if applicable) or during the Annuity Phase. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the free withdrawal privilege and other information that appears in section 8, Access to Your Money; and section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.
    NOTE: No withdrawal charge applies if you select the No Withdrawal Charge Option at Contract issue. However, if you select the No Withdrawal Charge Option, you must select the Lifetime Plus Benefit or the Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract. For more details and additional information on the No Withdrawal Charge Option, please see the discussion that appears in section 12, Other Optional Benefits.
(2) The optional benefits may not be available to you; check with your registered representative. If the optional benefits are available, you can select one of the following at issue for an additional M&E charge: the Bonus Option, the Short Withdrawal Charge Option, or the No Withdrawal Charge Option. You cannot select more than one of these optional benefits. For more information, see Separate Account Annual Expenses in this section and section 12, Other Optional Benefits.
(3) In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For more information, please see section 6, Expenses - Withdrawal Charge.


(4) The first twelve transfers in a Contract Year are free. We do not count any transfers made under the flexible rebalancing program or the allocation and transfer restrictions for the Lifetime Plus Benefit or Lifetime Plus II Benefit against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.


(5) It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay until the earliest of: the Income Date that you take a Full Annuitization, the date of full withdrawal, or death. This charge varies by state. For more information, please see section 6, Expenses - Premium Taxes.

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                                       6

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE(6).............................$50
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES(7)
(as a percentage of average daily assets invested in a subaccount on an annual basis)

                                                                               CURRENT M&E        MAXIMUM M&E CHARGE
                                                                                 CHARGE
BASE CONTRACT                                                                      1.40%                  1.40%

ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS
    LIFETIME PLUS BENEFIT(8):
        SINGLE LIFETIME PLUS PAYMENTS                                               0.70%(9)               1.50%(10)
        JOINT LIFETIME PLUS PAYMENTS                                                0.85%((11))            1.65%(1(2))
    LIFETIME PLUS II BENEFIT(13):
        SINGLE LIFETIME PLUS PAYMENTS                                               0.80%(1(4))            1.60%(1(5))
        JOINT LIFETIME PLUS PAYMENTS                                                0.95%(1(6))            1.75%(1(7))
    NO WITHDRAWAL CHARGE OPTION (REQUIRES SELECTION OF EITHER THE
        LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT) (1(8))               0.35%                  0.35%
    QUARTERLY VALUE DEATH BENEFIT(1(9))                                             0.30%                  0.30%
    BONUS OPTION                                                                    0.30%                  0.30%
    SHORT WITHDRAWAL CHARGE OPTION                                                  0.25%                  0.25%



                                                                              MAXIMUM M&E CHARGE FOR CONTRACTS WITH
                                                                                   MULTIPLE OPTIONAL BENEFITS
CONTRACTS WITH THE LIFETIME PLUS II BENEFIT (JOINT LIFETIME PLUS
PAYMENTS), THE NO WITHDRAWAL CHARGE OPTION, AND THE QUARTERLY VALUE DEATH
BENEFIT                                                                                       3.80%

DURING THE ANNUITY PHASE:

CONTRACT MAINTENANCE CHARGE(20)............................$50
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)

M&E CHARGE((21))
    CONTRACTS WITHOUT THE BONUS OPTION...................1.40%
    CONTRACTS WITH THE BONUS OPTION......................1.70%

(6) We waive this charge if the Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. If the total Contract Value (or Bonus Value) for all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.
(7) The Bonus Option, Short Withdrawal Charge Option, No Withdrawal Charge Option, Quarterly Value Death Benefit, Lifetime Plus Benefit, and/or Lifetime Plus II Benefit may not be available to you; check with your registered representative. You can select only one of the following: the Bonus Option, the Short Withdrawal Charge Option, or the No Withdrawal Charge Option. If you select the No Withdrawal Charge Option, you must select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract. The Lifetime Plus Benefit and the Lifetime Plus II Benefit are each available with all other optional benefits under the Contract but are not available with each other.

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                                       7

(8) You can add the Lifetime Plus Benefit to your Contract once before the older Covered Person's 81st birthday. You select either single or joint Lifetime Plus Payments when you add the Lifetime Plus Benefit to your Contract. However, you can later change joint Lifetime Plus Payments to a single Lifetime Plus Payment by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary after your request is received in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract. If you select the Lifetime Plus Benefit, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is fully depleted. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit for details about the benefit.)
(9) These charges currently apply if you add the Lifetime Plus Benefit at issue, after issue, upon a reset of the 5% Annual Increase, if you remove a Covered Person, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(10) This is the maximum charge we could impose if you add the Lifetime Plus Benefit to your Contract after issue, upon a reset of the 5% Annual Increase, if you remove a Covered Person, or on the fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(11) These charges currently apply if you add the Lifetime Plus Benefit at issue, after issue, upon a reset of the 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(12) This is the maximum charge we could impose if you add the Lifetime Plus Benefit to your Contract after issue, upon a reset of the 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(13) You can add the Lifetime Plus II Benefit to your Contract once before the older Covered Person's 76th birthday. You can select either single or joint Lifetime Plus Payments when you add the Lifetime Plus II Benefit to your Contract. However, you can later change joint Lifetime Plus Payments to a single Lifetime Plus Payment by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary after your request is received in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract. If you select the Lifetime Plus II Benefit, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is fully depleted. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit for details about the benefit.)
(14) These charges currently apply if you add the Lifetime Plus II Benefit at issue or after issue, upon an automatic reset of the Enhanced 5% Annual Increase, if you remove a Covered Person, or on the fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(15) This is the maximum charge we could impose if you add the Lifetime Plus II Benefit to your Contract after issue, if there is an automatic reset to the Enhanced 5% Annual Increase, if you remove a Covered Person, or on the fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(16) These charges currently apply if you add the Lifetime Plus II Benefit at issue, after issue, upon an automatic reset of the Enhanced 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(17) This is the maximum charge we could impose if you add the Lifetime Plus II Benefit to your Contract after issue, if there is an automatic reset to the Enhanced 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(18) If you select the No Withdrawal Charge Option, you must select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract.
(19) The additional expenses associated with the Quarterly Value Death Benefit (if applicable) will continue until the earlier of the termination of the Quarterly Value Death Benefit, or your Contract Value is fully depleted.
(20) We waive the charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.
(21) Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Annuity Payments under a Partial Annuitization.

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                                       8

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2006, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                                              MINIMUM         MAXIMUM
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements                             0.49%           2.53%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum fee currently paid is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

--------------------------------------------------------------------------------

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $50 contract maintenance charge is included in the examples as a charge of 0.056% of the average daily assets invested in a subaccount based on assumed average Contract size of $90,000. Please note that this is an assumed average and some Owners may pay more or less than the assumed average.

Transfer fees and deductions we make to reimburse ourselves for premium taxes that we pay may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.

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                                       9

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
    (a) Maximum charges* for a Contract with the Lifetime Plus II Benefit (joint Lifetime Plus Payments), the No Withdrawal Charge Option, and the Quarterly Value Death Benefit (which carries the highest M&E charge of 3.80%).
    (b) Current charges for a Contract with the Lifetime Plus II Benefit (joint Lifetime Plus Payments), the No Withdrawal Charge Option, and the Quarterly Value Death Benefit (which carries an M&E charge of 3.00%).
    (c) The Base Contract (which carries the lowest M&E charge of 1.40%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:               1 YEAR       3 YEARS       5 YEARS      10 YEARS
                                                                 ------------ ------------- ------------ -------------
2.53% (the maximum Investment Option operating expense)          a) $  634     a) $1,878    a) $3,089     a) $5,981
                                                                 b) $  557     b) $1,663    b) $2,757     b) $5,442
                                                                 c) $1,251     c) $1,965    c) $2,546     c) $4,203
---------------------------------------------------------------- ------------ ------------- ------------ -------------
0.49% (the minimum Investment Option operating expense)          a) $  436     a) $1,318    a) $2,211     a) $4,501
                                                                 b) $  357     b) $1,088    b) $1,840     b) $3,821
                                                                 c) $1,048     c) $1,361    c) $1,549     c) $2,268
---------------------------------------------------------------- ------------ ------------- ------------ -------------

If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES                  1 YEAR       3 YEARS       5 YEARS      10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                                 ------------ ------------- ------------ -------------
2.53% (the maximum Investment Option operating expense)          a) $ 634      a) $1,878    a) $3,089     a) $5,981
                                                                 b) $  557     b) $1,663    b) $2,757     b) $5,442
                                                                 c) $  401     c) $1,215    c) $2,046     c) $4,203
---------------------------------------------------------------- ------------ ------------- ------------ -------------
0.49% (the minimum Investment Option operating expense)          a) $  436     a) $1,318    a) $2,211     a) $4,501
                                                                 b) $  357     b) $1,088    b) $1,840     b) $3,821
                                                                 c) $  198     c) $   611   c) $1,049     c) $2,268
---------------------------------------------------------------- ------------ ------------- ------------ -------------

* If you add the Lifetime Plus II Benefit to your Contract after the Issue Date, upon a reset of the Enhanced 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries, your M&E charge may be less than this amount, but it cannot be greater than this amount.

** Annuity Payments are generally not available until after the second Contract Anniversary in most states.

As of the end of the most recent fiscal year, ended December 31, 2006, no Contracts offered by this prospectus had been sold. Therefore, we have not provided any condensed financial information.


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                                       10


--------------------------------------------------------------------------------
1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.


The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o    The Business Day before the Income Date if you take a Full Annuitization.
o    The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner, it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract. However, if the Contract is owned by a non-individual, we base this on the death of the Annuitant.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depends in large part upon the investment performance of any Investment Options you select. You cannot invest in more than 15 Investment Options at any one time. Contracts with the Lifetime Plus Benefit or the Lifetime Plus II Benefit will be subject to restrictions on allocations and transfers into certain Investment Options (see the Investment Option Allocation and Transfer Restrictions discussion in section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o   the Accumulation Phase has terminated,
o   the Annuity Phase has terminated, and/or
o   all applicable death benefit payments have been made.

STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o    The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, endorsements, and/or riders.
o    Free look rights.

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

                                       11


o    Selection of certain Income Dates.
o    Restrictions on your ability to make additional Purchase Payments.
o    Deductions we make to reimburse ourselves for premium taxes that we pay.
o    Selection of certain assumed investment rates for variable Annuity
     Payments.
o    Our ability to restrict transfer rights.

If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. HOWEVER, WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner

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

                                       12


who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, for tax reasons, Joint Owners who are not spouses may not appoint any contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


--------------------------------------------------------------------------------
2.    PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.
o If you select the No Withdrawal Charge Option, the minimum initial payment we will accept is $25,000. For all other Contracts, the minimum initial payment we will accept is $10,000.
o You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase before you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit, if applicable.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION OR AFTER YOU EXERCISE THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT. IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 7, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN WHAT IS ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change the AIP at any time you want. We must be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is an Inherited IRA or if it is funding a plan that is tax qualified under Sections 401 or 403(b) of the Internal Revenue Code.

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YOU CANNOT EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT AND
PARTICIPATE IN THE AIP AT THE SAME TIME. THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
When you purchase a Contract, we will allocate your Purchase Payment and any bonus (if you select the Bonus Option) to the Investment Options you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers do not change the allocation instructions for Purchase Payments. You can instruct us how to allocate additional Purchase Payments and any bonuses (if applicable). If you do not instruct us, we will allocate them according to your most recent allocation instructions. We will allocate the bonus in the same way as the corresponding Purchase Payment. You may change the allocation of future Purchase Payments and bonuses without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. A change will be effective for Purchase Payments and bonuses received on or after the Business Day we receive your notice or instructions in good order at our Service Center. We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future, however, we will always allow you to invest in at least five Investment Options. Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit are subject to restrictions on allocations and transfers into certain Investment Options (see section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit).

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals (including Lifetime Plus Payments), surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can exchange all or a portion of one annuity contract for another or a life insurance policy for an annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o    you might have to pay a withdrawal charge on your previous contract,
o    there will be a new withdrawal charge period for this Contract,
o    other charges under this Contract may be higher (or lower), and
o    the benefits may be different.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction

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

                                       14


requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value (less any bonus) as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you select the Bonus Option and cancel your Contract during the free look/right to examine period, you will forfeit your entire bonus. (See section 12, Other Optional Benefits - Bonus Option.) In certain states or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment (not including any bonus) less withdrawals if you decide to cancel your Contract within the free look period. In these instances, you will receive the greater of Purchase Payments less withdrawals or Contract Value if you cancel your Contract. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any bonus if you select the Bonus Option) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.


NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Lifetime Plus Benefit and the Lifetime Plus II Benefit can be selected either at issue or on a subsequent Contract Anniversary and each have a ten-day right to examine period. If you change your mind about the Lifetime Plus Benefit or Lifetime Plus II Benefit you selected, you can remove it from your Contract within ten days after receiving the rider. If you remove either benefit from your Contract, we will treat it as if we had never issued it; however, the benefit will not be available for future selection. Because you may not remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from your Contract if you also select the No Withdrawal Charge Option, we will cancel your Contract if you request removal of the Lifetime Plus Benefit or Lifetime Plus II Benefit on a Contract with the No Withdrawal Charge Option.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
The Contract Value (or Bonus Value, if you select the Bonus Option) in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value (or Bonus Value) will also be affected by the charges of the Contract. In order to keep track of the total value of your Contract in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment (and any bonus, if applicable) allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

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                                       15


Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day,
o   adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the M&E charge for the current Business Day and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate the total value of your Contract in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)


EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.



--------------------------------------------------------------------------------
3. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)'age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or sex.
INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date is specified in your Contract as the latest date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date.* The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

* In Florida, the earliest acceptable Income Date is one year after the Issue Date.
PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations after the second Contract Anniversary. However, if your Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit, you cannot take a Partial Annuitization after you exercise it. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You

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                                       16


also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the death benefit, and for Contracts with the Lifetime Plus Benefit or the Lifetime Plus II Benefit, it will also decrease the benefit base. This will decrease the amounts available for withdrawals (including Lifetime Plus Payments), additional Annuity Payments, and payment of the death benefit. For more information, see section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit; section 6, Expenses - Withdrawal Charge; and see the discussion of the death benefit that applies to your Contract in section 10, Death Benefit or section 12, Other Optional Benefits - Quarterly Value Death Benefit.

ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS FOR TAX PURPOSES. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may make deductions to reimburse ourselves for premium taxes that we pay from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value in most states. For fixed payouts, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date in most states. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof

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                                       17


of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value in most states. For fixed payouts, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date in most states. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} where:

   (A)  = Annuity Unit value of the subaccount for that given Investment
          Option when due proof of the Annuitant's death is received at our Service Center.
   (B)  = The amount applied to variable Annuity Payments on the Income Date.
   (C) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
   (D)  = The number of Annuity Units used in determining each variable
          Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
   (E)  = Dollar value of first variable Annuity Payment.
   (F)  = Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner/Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").

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                                       18


o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
    51.25 (item "D").
o The Owner/Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33
- 3,177.50} = 15 x 5,155.83 = $77,337.50

ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Annuity Payments under Annuity Options 1-5 as:
o    a variable payout,
o    a fixed payout, or
o    a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Annuity Payment would be $50 or less. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.
o    The age of the Annuitant and any joint Annuitant on the Income Date.
o    The sex of the Annuitant and any joint Annuitant, where permitted.
o    The Annuity Option you select.
o    The assumed investment rate (AIR) you select.
o    The mortality table specified in the Contract.
o    The future performance of the Investment Option(s) you select.

You can choose a 3%, 5% or 7% AIR.* The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.


* The maximum available AIR in Florida is 4%.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

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                                       19

o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Contract termination.


--------------------------------------------------------------------------------
4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE PHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Life Advisers, LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.

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

                                       20

                                                    INVESTMENT OPTIONS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Investment Management
       Company              Name of
         and               Investment       Asset                                      Primary Investments
  Adviser/Subadviser         Option         Category     Objective(s)              (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
AIM
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL AIM           International  Long-term         At least 80% of its assets in a diversified
Life Advisers, LLC/A    International        Equity      growth of         portfolio of international equity
I M Capital             Equity Fund                      capital           securities whose issuers are considered by
Management, Inc.                                                           the fund's subadviser to have strong
                                                                           earnings momentum.
------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL LMP Large     Large Growth   Long-term         At least 80% of its net assets in equity
Life Advisers,          Cap Growth Fund                  growth of         securities of U.S. companies with large
LLC/ClearBridge                                          capital           market capitalizations, similar to
Advisors, LLC                                                              companies in the Russell 1000(R) Growth
                                                                           Index. Also may invest in preferred stocks,
                                                                           warrants and convertible securities and up
                                                                           to 15% of its assets in securities of
                                                                           foreign issuers.
------------------------------------------------------------------------------------------------------------------------
COLUMBIA
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Columbia        Specialty    Capital           At least 80% of its total net assets in
Life Advisers,          Technology Fund                  Appreciation      common stocks of U.S and foreign technology
LLC/Columbia                                                               companies that may benefit from
Management Advisors,                                                       technological improvements, advancements or
LLC                                                                        developments.
------------------------------------------------------------------------------------------------------------------------
DAVIS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Davis NY       Large Value   Long-term         Invests the majority of assets in equity
Life Advisers,          Venture Fund                     growth of         securities issued by large companies with
LLC/Davis Selected                                       capital           market capitalizations of at least $10
Advisers, L.P.                                                             billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Davis        Davis VA            Specialty    Long-term         At least 80% of net assets in securities
Advisors                Financial                        growth of         issued by companies  principally engaged in
                        Portfolio                        capital           the financial services sector.
------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Dreyfus       Large Growth   Long-term         Primarily invests in common stocks of
Life Advisers,          Founders Equity                  growth of         large, well-established and mature
LLC/Founders Asset      Growth Fund                      capital and       companies. Normally invests at least 80% of
Management LLC                                           income            its net assets in stocks that are included
                                                                           in a widely recognized index of stock
                                                                           market performance. May invest in
                                                                           non-dividend paying companies if they offer
                                                                           better prospects for capital appreciation.
                                                                           May invest up to 30% of its total assets in
                                                                           foreign securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus         Small Cap    Seeks returns     Normally invests at least 80% of its net
Life Advisers,          Premier Small                    that are          assets in stocks of small U.S. companies
LLC/The Dreyfus         Cap Value Fund                   consistently      with market capitalizations between $100
Corporation                                              superior to the   million and $3 billion at the time of
                                                         Russell 2000(R)   purchase.
                                                         Value Index
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL S&P 500        Large Blend   Match total       Invests in all 500 stocks in the S&P 500(R)
                        Index Fund                       return of the     in proportion to their weighting in the
                                                         S&P 500(R)        index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Small Cap       Small Cap    Match             Invests in a representative sample of
                        Stock Index Fund                 performance of    stocks included in the S&P SmallCap 600
                                                         the S&P           Index, and in futures whose performance is
                                                         SmallCap 600      related to the index, rather than attempt
                                                         Index             to replicate the index.
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL First Trust    Large Blend   Total Return      Invests primarily in common stocks of
Life Advisers,          Target Double                                      companies that are identified by a model
LLC/First Trust         Play Fund                                          based on an allocation of 50% in two
Advisors L.P.                                                              separate strategies that seek to provide
                                                                           above-average total return.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Franklin        Small Cap    Long-term total   At least 80% of its net assets in
Life Advisers,          Small Cap Value                  return            investments of small capitalization
LLC/Franklin Advisory   Fund                                               companies with market capitalizations
Services, LLC                                                              similar to those that comprise the Russell
                                                                           2500(TM) Index at the time of purchase.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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                                       21

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    Capital           At least 80% of net assets in investments
Advisers, Inc.          Communications                   appreciation      of communications companies anywhere in the
                        Securities Fund                  and current       world and normally invests primarily to
                                                         income            predominantly in equity securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin High      High-Yield    High current      Invests primarily to predominantly in high
                        Income                Bonds      income with       yield, lower quality debt securities
                        Securities Fund                  capital           commonly known as junk bonds.
                                                         appreciation as
                                                         a secondary
                                                         goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Income     Specialty    Maximize income   Normally invests in debt and equity
                        Securities Fund                  while             securities, including corporate, foreign
                                                         maintaining       and U.S. Treasury bonds and stocks with
                                                         prospects for     dividend yields the manager believes are
                                                         capital           attractive.
                                                         appreciation
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin            Specialty    Capital           Invests in Class 1 shares of the Franklin
                        Templeton VIP       (Fund of     appreciation      Income Securities Fund, Mutual Shares
                        Founding Funds       Funds)      with income as    Securities Fund, and Templeton Growth
                        Allocation Fund                  a secondary       Securities Fund. These underlying Funds, in
                                                         goal.             turn, invest in a variety of U.S. and
                                                                           foreign equity securities and fixed income
                                                                           and money market securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin U.S.      Short-Term    Income            At least 80% of its net assets in U.S.
                        Government Fund       Bonds                        government securities, primarily fixed and
                                                                           variable rate mortgage-backed securities, a
                                                                           substantial portion of which are Ginnie
                                                                           Maes.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Zero     Intermediate-  As high an        At least 80% of net assets in zero coupon
                        Coupon Fund 2010  Term Bonds     investment        debt securities and normally invests
                                                         return as is      primarily to predominantly in U.S. Treasury
                                                         consistent with   issue stripped securities and stripped
                                                         capital           securities issued by the U.S. government or
                                                         preservation      its agencies and authorities. The fund will
                                                                           mature in December of 2010 and will then no
                                                                           longer be available as an Investment Option
                                                                           under the Contract. For additional
                                                                           information regarding the maturity of the
                                                                           fund, please see the Franklin Zero Coupon
                                                                           Fund prospectus.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Mutual            International  Capital           Invests mainly in U.S. and foreign equity
Mutual Advisers, LLC    Discovery            Equity      appreciation      securities, and substantially in
                        Securities Fund                                    undervalued stocks and to a lesser extent
                                                                           in risk arbitrage securities and distressed
                                                                           companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Mutual Shares      Large Value   Capital           Invests mainly in equity securities, and
                        Securities Fund                  appreciation,     substantially in undervalued stocks and to
                                                         with income as    a lesser extent in risk arbitrage
                                                         a secondary goal  securities and distressed companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Templeton         Intermediate-  High current      Invests mainly in debt securities of
Advisers, Inc.          Global Income     Term Bonds     income,           governements and their political
                        Securities Fund                  consisent with    subdivisions and agencies, supranational
                                                         preservation of   organizations and companies located
                                                         capital, with     anywhere in the world, including emerging
                                                         capital           markets.
                                                         appreciation as
                                                         a secondary
                                                         consideration.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Invests primarily in equity securities of
Global Advisors         Growth               Equity      capital growth    companies located anywhere in the world,
Limited                 Securities Fund                                    including those in the U.S. and in emerging
                                                                           markets.
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
Life Advisers, LLC      Balanced Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 45% to 55% of assets in equity funds
                                                         with              with the remaining balance invested in
                                                         preservation of   fixed income funds.
                                                         capital as an
                                                         important
                                                         consideration
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Growth Fund       Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 75% to 85% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Moderate Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 60% to 70% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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                                       22

------------------------------------------------------------------------------------------------------------------------
JENNISON
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Jennison       Large Blend   Long-term         At least 80% of its total assets in
Life Advisers,          20/20 Focus Fund                 growth of         approximately 40 (which may range up to 45)
LLC/Jennison                                             capital           equity and equity-related securities of
Associates LLC                                                             companies that the subadviser believes have
                                                                           strong capital appreciation potential.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Jennison      Large Growth   Long-term         At least 65% of its total assets in equity
                        Growth Fund                      growth of         and equity-related securities of companies
                                                         capital           that exceed $1 billion in market
                                                                           capitalization at the time of investment
                                                                           and that the subadviser believes have
                                                                           above-average growth prospects.
------------------------------------------------------------------------------------------------------------------------
LEGG MASON
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Legg Mason    Large Growth   Maximum           Invests primarily in common stocks or
Life Advisers,          Growth Fund                      long-term         securities convertible into or exchangeable
LLC/Legg Mason                                           capital           for common stock. May invest up to 25% of
Capital Management,                                      appreciation      total assets in foreign securities.
Inc.                                                     with minimum
                                                         long-term risk
                                                         to principal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Legg Mason     Large Blend   Long-term         Invests primarily in equity securities
                        Value Fund                       growth of         that, in the subadviser's opinion, offer
                                                         capital           the potential for capital growth. May
                                                                           invest up to 25% of total assets in
                                                                           long-term debt securities and up to 10% of
                                                                           total assets in debt securities rated below
                                                                           investment grade (junk bonds).
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Neuberger        Mid Cap     Long-term         Invests mainly in common stocks of mid-cap
Life Advisers,          Berman Regency                   growth of         companies, with a total market
LLC/Neuberger Berman    Fund                             capital           capitalization within the range of the
Management Inc.                                                            Russell Midcap(R) Index.
------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL NACM          International  Maximum           At least 80% of its net assets in
Life Advisers,          International        Equity      long-term         securities of companies in developed
LLC/Nicholas-Applegate  Fund                             capital           countries located outside the U.S.,
Capital Management,                                      appreciation      represented in the Morgan Stanley Capital
LLC                                                                        International Europe Australasia Far East
                                                                           ("MSCI EAFE") Index.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL OCC             Small Cap    Capital           At least 65% of its assets in common stocks
Life Advisers, LLC/     Opportunity Fund                 appreciation      of "growth" companies with market
Oppenheimer Capital                                                        capitalizations of less than $2 billion at
LLC                                                                        the time of investment.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL OCC Value      Large Value   Long-term         At least 65% of its total assets in common
                        Fund                             growth of         stocks of companies with market
                                                         capital and       capitalizations of more than $5 billion at
                                                         income            the time of investment, and below-average
                                                                           valuations whose business fundamentals are
                                                                           expected to improve.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by              OpCap Mid Cap        Mid Cap     Long-term         Invests at least 80% of its net assets in
Oppenheimer Capital     Portfolio                        capital           equity securities of companies with market
LLC                                                      appreciation      capitalizations between $500 million and
                                                                           $10 billion at the time of purchase that
                                                                           the adviser believes are undervalued in the
                                                                           marketplace.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Oppenheimer     Specialty    Aggressive        Invests at least 80% of its net assets in
Life Advisers, LLC/     Developing                       capital           equity securities of issuers in emerging
OppenheimerFunds, Inc.  Markets Fund                     appreciation      and developing markets throughout the world
                                                                           whose principal activities are in at least
                                                                           three developing markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Capital           Invests mainly in common stocks of growth
                        Global Fund          Equity      appreciation      oriented companies in the U.S. and foreign
                                                                           countries, with broad portfolio
                                                                           diversification in different countries to
                                                                           help moderate the special risks of foreign
                                                                           investing.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Long-term         Common stocks of growth companies that are
                        International        Equity      capital           domiciled outside the U.S. or have their
                        Growth Fund                      appreciation      primary operations outside the U.S.,
                                                                           including companies in emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer    Large Blend   High total        Common stocks of U.S. companies of
                        Main Street Fund                 return            different capitalization ranges, currently
                                                                           focusing on large-capitalization issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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

                                       23

------------------------------------------------------------------------------------------------------------------------
PIMCO
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL PIMCO           Specialty    Exceed the        Invests substantially all assets in
Life Advisers,          Fundamental                      total return of   derivative instruments based on the
LLC/Pacific             IndexPLUS Total                  the FTSE          Enhanced RAFI(TM)1000, backed by a portfolio
Investment Management   Return Fund                      RAFI(TM)1000      of short and intermediate term fixed income
Company LLC                                              Index             instruments.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT All       Specialty    Maximum real      Invests in institutional class shares of
Investment Management   Asset Portfolio     (Fund of     return            the PIMCO Funds and does not invest
Company LLC                                  funds)      consistent with   directly in stocks or bonds of other
                                                         preservation of   issuers.
                                                         real capital
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT           Specialty    Maximum real      Invests in commodity index-linked
                        CommodityReal                    return            derivative instruments backed by a
                        Return Strategy                  consistent with   portfolio of inflation-indexed securities
                        Portfolio                        prudent           and other fixed income instruments.
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Emerging          Term Bonds     return,           instruments of issuers that economically
                        Markets Bond                     consistent with   are tied to countries with emerging
                        Portfolio                        preservation of   securities markets.
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Global Bond       Term Bonds     return,           instruments in at least three countries
                        Portfolio                        consistent with   (one of which may be the U.S.), which may
                        (Unhedged)                       preservation of   be represented by futures contracts.
                                                         capital and       Invests primarily in securities of issuers
                                                         prudent           located in economically developed
                                                         investment        countries.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT High     High-Yield    Maximum total     At least 80% of assets in a diversified
                        Yield Portfolio       Bonds      return,           portfolio of high-yield securities (junk
                                                         consistent with   bonds) rated below investment grade, but at
                                                         preservation of   least Caa by Moody's or CCC by Standard &
                                                         capital and       Poor's. May invest up to 20% of total asets
                                                         prudent           in securities denominated in foreign
                                                         investment        currencies.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Real    Intermediate-  Maximum real      At least 80% of its net assets in
                        Return Portfolio  Term Bonds     return,           inflation-indexed bonds of varying
                                                         consistent with   maturities issued by the U.S. and non-U.S.
                                                         preservation of   governments, their agencies or
                                                         real capital      government-sponsored enterprises, and
                                                         and prudent       corporations.
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Total   Intermediate-  Maximum total     At least 65% of total assets in a
                        Return Portfolio  Term Bonds     return,           diversified portfolio of fixed income
                                                         consistent with   instruments of varying maturities.
                                                         preservation of
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Money             Cash       Current income    Invests substantially all of its total
Life Advisers,          Market Fund        Equivalent    consistent with   assets in a diversified and liquid
LLC/Prudential                                           stability of      portfolio of high quality, money market
Investment                                               principal         investments. During extended periods of low
Management, Inc.                                                           interest rates, and due in part to contract
                                                                           fees and expenses, the yield of the AZL
                                                                           Money Market Fund may also become extremely
                                                                           low and possibly negative.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
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

                                       24

------------------------------------------------------------------------------------------------------------------------
SCHRODER
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Schroder      International  Long-term         At least 80% of net assets in equity
Life Advisers,          International        Equity      capital           securities of small capitalization
LLC/Schroder            Small Cap Fund                   appreciation      companies located outside the U.S.
Investment Management                                                      (generally with market capitalizations of
North America Inc.                                                         $3.5 billion or less at the time of
                                                                           investment) that it believes offer the
                                                                           potential for capital appreciation.
------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term capital Invests primarily in a diversified
Life Advisers,          Balanced Fund       Portfolio    appreciation with portfolio of equity and fixed income
LLC/First Trust                                          preservation of   securities with 45% to 55% allocated to the
Advisors L.P. and                                        capital as an     equity portfolio and the balance allocated
Pacific Investment                                       important         to the fixed income portfolio. May invest a
Management Company LLC                                   consideration     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Total return      Invests at least 80% of net assets in
Life Advisers,          Equity Fund         Portfolio                      common stocks of companies that are
LLC/First Trust                                                            identified by a model based on an
Advisors L.P.                                                              allocation of 20% of fund assets in each of
                                                                           five separate strategies that seek to
                                                                           provide above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
Life Advisers,          Growth Fund         Portfolio    capital           portfolio of equity and fixed income
LLC/First Trust                                          appreciation      securities with 75% to 85% allocated to the
Advisors L.P. and                                                          equity portfolio and the balance allocated
Pacific Investment                                                         to the fixed income portfolio. May invest a
Management Company LLC                                                     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
                        Moderate Fund       Portfolio    capital           portfolio of equity and fixed income
                                                         appreciation      securities with 60% to 70% allocated to the
                                                                           equity portfolio and the balance allocated
                                                                           to the fixed income portfolio. May invest a
                                                                           significant portion of its total assets in
                                                                           securities of non-U.S. companies.
------------------------------------------------------------------------------------------------------------------------
TURNER
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Turner          Small Cap    Long-term         At least 80% of its net assets in common
Life Advisers,          Quantitative                     growth of         stocks and other equity securities of U.S.
LLC/Turner Investment   Small Cap                        capital           companies with small  market
Partners, Inc.          Growth Fund                                        capitalizations that the subadvisor
                                                                           believes, based on a quantitative model,
                                                                           have strong earnings growth potential.
                                                                           Small capitalization companies are defined
                                                                           as companies with market capitalizations,
                                                                           at the time of purchase, in the range of
                                                                           companies included in the Russell 2000(R)
                                                                           Growth  Index.
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Van Kampen     Large Value   Capital growth    Invests at least 80% of net assets in
Life Advisers,          Comstock Fund                    and income        common stocks with the potential for
LLC/Van Kampen Asset                                                       capital growth and income. May invest  up
Management                                                                 to 25% of total assets in foreign
                                                                           securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Highest           Invests at least 65% of its total assets in
                        Equity and                       possible income   income-producing equity securities and also
                        Income Fund                      consistent with   invests in investment grade quality debt
                                                         safety of         securities. May invest  up to 25% ot total
                                                         principal with    assets in foreign securities.
                                                         long-term
                                                         growth of
                                                         capital as an
                                                         important
                                                         secondary
                                                         objective
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen    International  Long term         Invests primarily in a portfolio of equity
                        Global               Equity      capital           securities of issuers located throughout
                        Franchise Fund                   appreciation      the world that it believes have, among
                                                                           other things, resilient business franchises
                                                                           and growth potential. Invests at least 65%
                                                                           of total assets in securities of issuers
                                                                           from at least three different countries,
                                                                           which may include the U.S.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------


                                       25

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Income and        Invests at least 80% of assets in equity
                        Global Real                      capital           securities of companies in the real estate
                        Estate Fund                      appreciation      industry located throughout the world,
                                                                           including real estate investment trusts and
                                                                           real estate operating companies established
                                                                           outside the U.S.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Large Value   Income and        Invests at least 65% of total assets in
                        Growth and                       long-term         income-producing equity securities,
                        Income Fund                      growth of         including common stocks and convertible
                                                         capital           securities; also in non-convertible
                                                                           preferred stocks and debt securities rated
                                                                           "investment grade." May invest  up to 25%
                                                                           of total assets in foreign securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen       Mid Cap     Capital growth    At least 80% of net assets in common stocks
                        Mid Cap Growth                                     and other equity securities of mid
                        Fund                                               capitalization growth companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT WILL BE SUBJECT TO RESTRICTIONS ON TRANSFERS INTO CERTAIN INVESTMENT OPTIONS. For more information see section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.

You can make transfers among the Investment Options, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
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

                                       26


The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Option, if less. We waive this requirement if the transfer is made under the flexible rebalancing program or the allocation and transfer restrictions for the Lifetime Plus Benefit or the Lifetime Plus II Benefit.
o We may choose not to allow you to make transfers during the free look/right to examine period.
o    Your request for a transfer must clearly state:
     -    which Investment Options are involved in the transfer; and
     -    how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can transfer from a variable Annuity Payment stream to a fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the Excessive Trading and Market Timing discussion in this section.

Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request.

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------

Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely.
o    Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and out of a particular Investment Option, or transfers out of and back into a particular Investment Option.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Option at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o    Prohibiting transfers into specific Investment Options.
o    Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole opinion, that

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                                       28


the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Option's shares are subject to acceptance by that Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option or allocation of a Purchase Payment to an Investment Option if the order to purchase the Investment Option's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or allocations of Purchase Payments to that Investment Option. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

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FLEXIBLE REBALANCING
THE FLEXIBLE REBALANCING PROGRAM IS NOT AVAILABLE TO YOU IF YOU SELECT THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT. If you were participating in the flexible rebalancing program and subsequently add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract after the Issue Date, your participation in the flexible rebalancing program will end on the rider effective date. However, if you select the Lifetime Plus Benefit or the Lifetime Plus II Benefit and subsequently remove it from your Contract, you will be able to participate in the flexible rebalancing program after the rider termination date.

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Options as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o    We will determine the number of shares that you can vote.

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o   You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


--------------------------------------------------------------------------------
5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

We do not currently offer any investment choices under our general account during the Accumulation Phase. Any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.


--------------------------------------------------------------------------------
6.    EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES

Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the M&E charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the M&E charges as a percentage of the average daily assets invested in a subaccount on an annual basis.

You can add the Lifetime Plus Benefit to your Contract once before the older Covered Person's 81st birthday. You can add the Lifetime Plus II Benefit to your Contract once before the older Covered Person's 76th birthday. Each of these optional benefits carries an additional M&E charge. You can remove either of these optional benefits as long as you have not also selected the No Withdrawal Charge Option. You may not, however, remove the Lifetime Plus Benefit and add the Lifetime Plus II Benefit, or remove the Lifetime Plus II Benefit and add the Lifetime Plus Benefit. The Quarterly Value Death Benefit, Bonus Option, the Short Withdrawal Charge Option, and the No Withdrawal Charge Option are also available, however, the No Withdrawal Charge Option requires selection of the Lifetime Plus Benefit or the Lifetime Plus II Benefit. Once you select any one of these options, you may not cancel it. The additional M&E charge for the Lifetime Plus Benefit, Lifetime Plus II Benefit and the Quarterly Value Death Benefit will continue until the earlier of the benefit termination or full depletion of your Contract Value. The additional M&E charge for the other optional benefits will continue until the Contract Value is fully depleted. Check with your registered representative regarding the availability of optional benefits and be sure to discuss whether the benefit is appropriate for your situation.

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The amount of the current M&E charges during the Accumulation Phase is as follows.

                                                                   CURRENT M&E
                                                                    CHARGE
BASE CONTRACT                                                         1.40%

ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS*
    LIFETIME PLUS BENEFIT:**
        SINGLE LIFETIME PLUS PAYMENTS                                 0.70%
        JOINT LIFETIME PLUS PAYMENTS                                  0.85%
    LIFETIME PLUS II BENEFIT:**
        SINGLE LIFETIME PLUS PAYMENTS                                 0.80%
        JOINT LIFETIME PLUS PAYMENTS                                  0.95%
    NO WITHDRAWAL CHARGE OPTION (REQUIRES SELECTION OF EITHER         0.35%
        THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT)
    QUARTERLY VALUE DEATH BENEFIT                                     0.30%
    BONUS OPTION                                                      0.30%
    SHORT WITHDRAWAL CHARGE OPTION                                    0.25%

* The Lifetime Plus Benefit, Lifetime Plus II Benefit, No Withdrawal Charge Option, Quarterly Value Death Benefit, Bonus Option, and/or the Short Withdrawal Charge Option may not be available to you, check with your registered representative. You can select only one of the following: the Bonus Option, the Short Withdrawal Charge Option, or the No Withdrawal Charge Option. If you select the No Withdrawal Charge Option, you must select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract. The Lifetime Plus Benefit and the Lifetime Plus II Benefit are each available with all other optional benefits available under the Contract, but are not available with each other.

** You select either single or joint Lifetime Plus Payments when you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract. However, you can later change joint Lifetime Plus Payments to a single Lifetime Plus Payment by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary after your request is received in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract.


During the Annuity Phase, if you request variable Annuity Payments, the M&E charge on an annual basis is equal to 1.40% for Contracts without the Bonus Option, and 1.70% for Contracts with the Bonus Option. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable Partial Annuitization.

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o    our contractual obligation to make Annuity Payments,
o    the death, income, and withdrawal benefits under the Contract,
o    certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

CONTRACT MAINTENANCE CHARGE
We deduct $50 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value (or Bonus Value if you select the Bonus Option) is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total Contract Value (or Bonus Value)

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of all Contracts registered under the same social security number is at least
$100,000, we will not assess the contract maintenance charge (this does not apply to Contracts issued in New Jersey). We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account, during the Annuity Phase, or both.


WITHDRAWAL CHARGE
The Base Contract provides a seven year withdrawal charge schedule. If you select the Bonus Option or Short Withdrawal Charge Option you will have a different withdrawal charge schedule. However, if you select the No Withdrawal Charge Option, you will not be subject to a withdrawal charge.


You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within the withdrawal charge period. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out as Annuity Payments, as death benefits, under the waiver of withdrawal charge benefit, or as part of a required minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on Lifetime Plus Payments. (For more information, see section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit; and the discussions in section 8, Access to Your Money - Waiver of Withdrawal Charge Benefit and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments that are within the withdrawal charge period, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES, AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: Lifetime Plus Payments under the Lifetime Plus Benefit or the Lifetime Plus II Benefit, withdrawals under the free withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information please see the examples in Appendix E.

NOTE FOR CONTRACTS ISSUED IN WASHINGTON: We reduce the Withdrawal Charge Basis for penalty-free withdrawals and the free withdrawal privilege is available upon a full withdrawal. In Washington the Withdrawal Charge Basis is equal to the total Purchase Payments that are within the withdrawal charge period, less any withdrawals from the Contract (including any withdrawal charges).

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, if you have a Base Contract, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2. Then, we withdraw any Purchase Payments that are under the free withdrawal privilege and we do not assess a withdrawal charge. However, the free withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 8, Access to Your Money - Free Withdrawal Privilege.
3. Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis,

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    which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4. Finally, we withdraw any Contract earnings. Bonuses (if applicable) and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

                                                       WITHDRAWAL CHARGE AMOUNT
  NUMBER OF COMPLETE     ------------------------------------------------------------------------------------------------
    YEARS SINCE WE                                                          CONTRACTS WITH THE       CONTRACTS WITH THE
RECEIVED YOUR PURCHASE                              CONTRACTS WITH THE       SHORT WITHDRAWAL       NO WITHDRAWAL CHARGE
        PAYMENT           BASE CONTRACTS CHARGE       BONUS OPTION*            CHARGE OPTION               OPTION
-------------------------------------------------------------------------------------------------------------------------
           0                     8.5%                   8.5%                     8.5%                      0%
           1                     8.5%                   8.5%                     7.5%                      0%
           2                     7.5%                   8.5%                     5.5%                      0%
           3                     6.5%                    8%                       3%                       0%
           4                      5%                     7%                       0%                       0%
           5                      4%                     6%                       0%                       0%
           6                      3%                     5%                       0%                       0%
           7                      0%                     4%                       0%                       0%
           8                      0%                     3%                       0%                       0%
    9 years or more               0%                     0%                       0%                       0%

* In Connecticut, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the
    time periods referenced above.


There is no charge under the following circumstances:
o for Base Contracts, when you withdraw a Purchase Payment that we have had for seven complete years,
o for Contracts with the Bonus Option, when you withdraw a Purchase Payment that we have had for nine complete years,
o for Contracts with the Short Withdrawal Charge Option, when you withdraw Purchase Payments we have had for four complete years, or
o    if you have a Contract with the No Withdrawal Charge Option.

For a full withdrawal, we will deduct the withdrawal charge as a percentage of the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the remaining Contract Value (or Bonus Value if you select the Bonus Option) and we deduct it proportionately from the Investment Options.

EXAMPLE: Assume you request a withdrawal of $1,000. There is a 7.5% withdrawal charge. The total amount we deduct from your Contract is $1,081.08 and we pay you $1,000. We determine this amount as follows:
                  AMOUNT REQUESTED      OR    $1,000   =   $1,081.08
              -------------------------       --------
               1 - WITHDRAWAL CHARGE           0.925

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members

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of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Option from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is made under the flexible rebalancing program or the allocation and transfer restrictions for the Lifetime Plus Benefit or the Lifetime Plus II Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow. Transfer instructions apply equally to all accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract. We count transfers at the Contract level, and not by the number of portions in the Contract. For example, if you take a Partial Annuitization and your Contract is in both the Accumulation and Annuity Phases and you request a transfer, we count that as one transfer even though we will make the transfer in both portions of the Contract.

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value equal to the amount we are required to pay for premium tax. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay until the earliest of the following: upon the Income Date if you take a Full Annuitization, the date of full withdrawal from the Contract, or the date of any Owner's death. We may change this practice in the future and deduct the charge when the tax is due. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.


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7. TAXES
NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THE CONTRACT OFFERS FLEXIBILITY REGARDING HOW DISTRIBUTIONS CAN BE TAKEN. NOT ALL OF THESE DISTRIBUTIONS (OR THEIR ATTENDANT TAX CONSEQUENCES) ARE DISCUSSED IN THIS SECTION. THIS INFORMATION IS NOT INTENDED AS TAX ADVICE. YOU SHOULD, THEREFORE, CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION. FOR MORE INFORMATION ON THE TAXATION OF ANNUITY PAYMENTS MADE UNDER A PARTIAL ANNUITIZATION, SEE SECTION 3, THE ANNUITY PHASE - PARTIAL ANNUITIZATION. FOR MORE INFORMATION ON THE TAXATION OF LIFETIME PLUS PAYMENTS, SEE SECTION 11, THE LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT.

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ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus feature with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.

o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfers or rollovers from existing TSA or 403(b) contracts and rollovers from plans identified in our 403(b) endorsements are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.

     IMPORTANT: CERTAIN CONTRIBUTIONS TO SECTION 403(B) PLANS CANNOT BE WITHDRAWN BEFORE AGE 59 1/2, DEATH, DISABILITY, SEVERANCE FROM EMPLOYMENT OR FINANCIAL HARDSHIP. THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT MAY NOT BE APPROPRIATE FOR YOU IF YOU ARE UNDER AGE 59 1/2 AND ARE AN ACTIVELY EMPLOYED PARTICIPANT IN A SECTION 403(B) PLAN, BECAUSE YOU MAY INCUR HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADDITIONAL BENEFITS UNTIL YOU ARE AGE 59 1/2. CONSULT YOUR TAX ADVISER BEFORE PURCHASING A CONTRACT WITH THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT.

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o    INHERITED IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

     We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the IRS has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(11) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Recent guidance from the Internal Revenue Service (IRS), however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that an exchange can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, Lifetime Plus Payments before your Contract Value is fully depleted, and Excess Withdrawals) or as Annuity Payments under a Full Annuitization (including Lifetime Plus Payments on or after your Contract Value has been fully depleted).


Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you begin receiving Lifetime Plus Payments and the benefit base is


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greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the benefit base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)   paid on or after you reach age 59 1/2;
2)   paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)   paid as annuity payments under an immediate annuity; or
6)   that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)  distributions made on account of an IRS levy upon the Qualified Contract;

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6)  distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7) distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9) TSA or 403(b) Contracts, or under a qualified plan, distributions made to an employee who has separated from service after age 55;
10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and 11) a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) or 403(b) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, or under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the entire value of the benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions from a TSA or 403(b) Contract are not allowed before age 59 1/2, severance from employment, death or disability:
o salary reduction contributions made in years beginning after December 31, 1988;
o    earnings on those contributions; and
o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in Section 403(b)(11) of the Code).

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.

We do not track after-tax contributions made to a Contract that would impact required minimum distributions and exceptions to accessing assets before age 59 1/2 under 403(b) Contracts.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a

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Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions.

"Eligible rollover distributions" from TSA or 403(b) plans and qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

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POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


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8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o    by taking a withdrawal (including Lifetime Plus Payments);
o    by receiving Annuity Payments; or
o    when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

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When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt in good order of the withdrawal request at our Service Center,
o    less any applicable withdrawal charge,
o less any deductions we make to reimburse ourselves for premium tax that we pay, and
o    less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options.

* These limitations do not apply to Lifetime Plus Payments, systematic withdrawals or required minimum distributions.

If you include the Bonus Option in your Contract and there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus first (see section 12, Other Optional Benefits - Bonus Option). Partial withdrawals in excess of the free withdrawal privilege (see the following discussion) will reduce unvested bonus amounts by the excess amount's percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the free withdrawal privilege amount by the Contract Value.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the Suspension of Payments or Transfers discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals do not reduce the Withdrawal Charge Basis,* but any withdrawals that are subject to a withdrawal charge will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts:
Lifetime Plus Payments under the Lifetime Plus Benefit or the Lifetime Plus II Benefit, withdrawals under the free withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix E.

* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for penalty-free withdrawals.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED (SEE SECTION 7, TAXES).

EXAMPLE

o You purchase a Contract with the Bonus Option and make an initial Purchase Payment of $100,000. We apply a bonus to your Contract of $6,000.
o You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus has not vested at all at this time (see section 12, Other Optional Benefits - Bonus Option).

    CALCULATING THE TOTAL WITHDRAWAL CHARGE:
    Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
        = $50,000 - $12,000 =..............................................................................$ 38,000.00
    Divided by (1 minus the withdrawal charge percentage) = 1 - 0.085 =......................................../ 0.915
                                                                                                               -------
    Total amount withdrawn that is subject to a withdrawal charge...........................................$41,530.05
    Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 - $38,000.00 =.......$ 3,530.05
                                                                                                            ==========

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    REDUCING THE CONTRACT VALUE:
    Contract Value on the day of (but before) the partial withdrawal.......................................$110,600.00
    Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
        = $50,000.00 + $3,530.05 =.........................................................................- 53,530.05
                                                                                                           -----------
    Contract Value after the partial withdrawal............................................................$ 57,069.95
                                                                                                           ===========
    REDUCING THE UNVESTED BONUS:
    Amount of the unvested bonus............................................................................$ 6,000.00
    Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege, divided by the Contract Value on the day of (but before the partial withdrawal)
        = ($53,530.05 - $12,000) / $110,600 =..................................................................X 0.380
                                                                                                               -------
    Reduction in the unvested bonus due to the partial withdrawal (0.38 x $6,000)..............................$ 2,280
    Unvested bonus after the partial withdrawal = $6,000 - $2,280 =............................................$ 3,720
                                                                                                               =======


FREE WITHDRAWAL PRIVILEGE
The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO FREE WITHDRAWAL PRIVILEGE AFTER YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT (IF APPLICABLE) OR DURING THE ANNUITY PHASE. HOWEVER, IF YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT (IF APPLICABLE) YOU CAN STILL TAKE LIFETIME PLUS PAYMENTS WITHOUT A WITHDRAWAL CHARGE. EXCESS WITHDRAWALS (INCLUDING A FULL WITHDRAWAL OF THE CONTRACT VALUE) ARE AVAILABLE WHILE YOU ARE RECEIVING LIFETIME PLUS PAYMENTS, HOWEVER, THEY ARE SUBJECT TO A WITHDRAWAL CHARGE AS SET OUT IN
SECTION 6, EXPENSES - WITHDRAWAL CHARGE.

If you take a withdrawal of more than the free withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the free withdrawal privilege. Amounts withdrawn under the free withdrawal privilege do not reduce the Withdrawal Charge Basis.*


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under the free withdrawal privilege and the free withdrawal privilege is available upon a full withdrawal.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFIT
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary. The waiver will not apply if any Owner was confined to a nursing home on the Issue Date. If the Contract is owned by a non-individual, this benefit is available if the Annuitant becomes so confined for the required period. We require proof of confinement in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.* This benefit is not available in Massachusetts.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under this benefit.

THE WAIVER VARIES FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the free withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your free

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withdrawal privilege amount for that Contract Year. Any withdrawals in a
Contract Year, including systematic withdrawals, that exceed the free withdrawal privilege, will be subject to any applicable withdrawal charge. For more information, see section 6, Expenses - Withdrawal Charge and the discussion of the Free Withdrawal Privilege that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may elect to participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000, we will only make payments annually. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.* However, they will count against your free withdrawal privilege. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the free withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for RMD payments.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. THE MINIMUM DISTRIBUTION PROGRAM IS CURRENTLY NOT AVAILABLE UNDER TSA OR 403(B) CONTRACTS. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can elect to begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals (including Lifetime Plus Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.


--------------------------------------------------------------------------------
9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.


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--------------------------------------------------------------------------------

10. DEATH BENEFIT
The death benefit provided by the Base Contract is the Traditional Death Benefit. If available, you may be able to instead select the Quarterly Value Death Benefit at Contract issue. DEATH BENEFITS ARE ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT. For more information on the Quarterly Value Death Benefit please see section 12, Other Optional Benefits - Quarterly Value Death Benefit. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL DEATH BENEFIT
Under the Traditional Death Benefit, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.
1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Traditional Death Benefit value, which is the total of all Purchase Payments received before you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit (if applicable), reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization and/or withdrawal taken. Withdrawals include Lifetime Plus Payments and Excess Withdrawals.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT ONLY AS THE BONUS BECOMES VESTED. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.

NOTE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II
BENEFIT: If you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit, then, on and after the Benefit Date:
o the Traditional Death Benefit value will no longer increase because you can no longer make additional Purchase Payments, and each Lifetime Plus Payment and any Excess Withdrawal will reduce the Traditional Death Benefit value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge); and
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Excess Withdrawal you take (including any withdrawal charge).

ANY AMOUNTS WITHDRAWN OR ANNUITIZED MAY REDUCE THE TRADITIONAL DEATH BENEFIT VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional Death Benefit value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional Death Benefit value.

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                                       45


EXAMPLE
o You purchase a Base Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.


We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value ............................................................................................$140,000
2) The Traditional Death Benefit value:
    Total Purchase Payments received..........................................................................$100,000
        Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...............................................- 12,500
                                                                                                              --------
                                                                                                              $ 87,500


Therefore, the death benefit that would be paid out on the tenth Contract Anniversary is the $140,000 Contract Value.

THE TRADITIONAL DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    The Business Day before the Income Date that you take a Full Annuitization.
o The Business Day that the Traditional Death Benefit value and Contract Value are both zero.
o    Contract termination.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either elect to:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.

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DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.
o If the Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit and you selected single Lifetime Plus Payments, the benefit will terminate. If the Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit and you selected joint Lifetime Plus Payments, the benefit will terminate unless the deceased Owner's spouse continues the Contract.


      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o    The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase -Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.


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                         UPON THE DEATH OF A JOINT OWNER
       (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the Death Benefit Payment Options discussion later in this section.
o If the Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit and you selected single Lifetime Plus Payments, the benefit will terminate even if the Covered Person is still alive. If the Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit and you selected joint Lifetime Plus Payments, the benefit will terminate unless the surviving spouse/Joint Owner continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o    The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

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    UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If you selected single Lifetime Plus Payments, the Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate. If you selected joint Lifetime Plus Payments, the Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate unless the deceased Annuitant's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit.
o If the Joint Owners were spouses, there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.**
o If the Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit and you selected single Lifetime Plus Payments, the benefit will terminate even if the Covered Person is still alive. If the Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit and you selected joint Lifetime Plus Payments, the benefit will terminate unless the surviving spouse continues the Contract.
o For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.


      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase -Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
** If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

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    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT
    ------------------------------------------------------------------------
(NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO NOT ALLOW JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR
                          UNDER A FULL ANNUITIZATION)
--------------------------------------------------------------------------------
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.
o    No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner. o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.


DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

OPTION A: lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

OPTION C: if the Beneficiary is an individual, payment of the death benefit, as an Annuity Payment, under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.


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11. THE LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT
The Lifetime Plus Benefit and Lifetime Plus II Benefit are both designed for those who want lifetime income and continued access to Contract Value, and are not concerned that gains will be withdrawn first and taxed as ordinary income. The Lifetime Plus Benefit and the Lifetime Plus II Benefit are available with each of the other optional benefits available under the Contract but are not available with each other.

Except as specified below, the same terms and conditions apply to the benefits available under the Lifetime Plus Benefit and the Lifetime Plus II Benefit. The Lifetime Plus Benefit and the Lifetime Plus II Benefit each provide guaranteed lifetime income in the form of partial withdrawals (Lifetime Plus Payments) during the Accumulation Phase. Lifetime Plus Payments are annual payments that we initially base upon your "benefit base," your "age band," and whether you select single or joint Lifetime Plus Payments, as described in this section of the prospectus. There is an additional fee for the Lifetime Plus Benefit and the Lifetime Plus II Benefit, and those fees may increase or decrease in certain situations. Your Lifetime Plus Payment, once established, can increase, but it cannot decrease unless you take an excess partial withdrawal (Excess Withdrawal). Your Lifetime Plus Payments will increase automatically each year based upon increases in your Contract Value, subject to adjustments for Excess Withdrawals.

You can choose either the Lifetime Plus Benefit or Lifetime Plus II Benefit once, either at Contract issue or on a subsequent Contract Anniversary, up to specified ages. (NOTE: If you select the No Withdrawal Charge Option, you must choose either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue, and you cannot remove either of these optional benefits from your Contract at a later date.) However, you can remove the Lifetime Plus Benefit or Lifetime Plus II Benefit before you exercise the benefit as long as you have not also selected the No Withdrawal Charge Option. If you remove the Lifetime Plus Benefit or the Lifetime Plus II Benefit, you cannot reselect them in the future. If you select either the Lifetime Plus Benefit or the Lifetime Plus II Benefit, you can exercise the benefit and begin receiving Lifetime Plus Payments at any time, but you can only exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit at specific ages. If you select the Lifetime Plus Benefit or the Lifetime Plus II Benefit, we will restrict the Investment Options to which money can be allocated under your Contract.

If you select the Lifetime Plus Benefit or the Lifetime Plus II Benefit, we will ask you to choose either single Lifetime Plus Payments for the lifetime of the Covered Person, or joint Lifetime Plus Payments for the lifetime of both Covered Persons. For joint Lifetime Plus Payments, the Covered Persons must qualify as spouses under federal law. You declare the Covered Person(s) at the time you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract. On the date you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit (Benefit
Date), all Covered Persons must be at least age 50 and no Covered Person can be over age 90. THIS MEANS THAT JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES. The earliest possible Benefit Date you can select would be the 1st or 15th of a calendar month that occurs after we issue the Contract.

The Lifetime Plus Benefit and the Lifetime Plus II Benefit each carry an additional M&E charge.

THERE ARE SEVERAL IMPORTANT POINTS FOR YOU TO CONSIDER BEFORE SELECTING THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT.
o Neither the Lifetime Plus Benefit nor the Lifetime Plus II Benefit creates Contract Value or guarantees the performance of any Investment Option.
o You cannot exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit if any Covered Person is younger than age 50 or older than age 90. If you do not exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit during this eligibility period, it will no longer be available and you will have incurred higher Contract charges without receiving any benefit from selecting it.
o Unless you have selected the No Withdrawal Charge Option, you can remove the Lifetime Plus Benefit or the Lifetime Plus II Benefit, provided that you do so before you exercise it. However, if you remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from your Contract, you may not reselect it.
o Contracts with the Lifetime Plus Benefit or the Lifetime Plus II Benefit are subject to restrictions on the Investment Options available for allocations and transfers. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the

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    Investment Options, and your Contract Value may be less than the Contract
    Value you would have had without the Lifetime Plus Benefit or the Lifetime Plus II Benefit.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, THEY CANNOT BE STOPPED UNLESS YOU TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION.
     o If you choose to stop Lifetime Plus Payments and instead take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received had you continued to receive Lifetime Plus Payments.
     o If you choose to stop Lifetime Plus Payments and instead request fixed Annuity Payments under a Full Annuitization, the Lifetime Plus Benefit or Lifetime Plus II Benefit you selected will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Annuity Payments under a Full Annuitization, the Lifetime Plus Benefit or Lifetime Plus II Benefit you selected will terminate and we will reduce the M&E charge on that portion of the Contract.
o Certain contributions to Section 403(b) plans cannot be withdrawn before age 59 1/2, death, disability, severance from employment, or financial hardship. The Lifetime Plus Benefit and Lifetime Plus II Benefit may not be appropriate for you if you are under age 59 1/2 and are an actively employed participant in a 403(b) plan, because you may incur higher Contract expenses without receiving any additional benefits until you are age 59 1/2.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE AND YOUR TAX ADVISER WHETHER EITHER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

ADDING THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT TO YOUR
CONTRACT
You can select either the Lifetime Plus Benefit or the Lifetime Plus II Benefit but you cannot select them both. If you select the No Withdrawal Charge Option, you must also select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract. If you select the No Withdrawal Charge Option, your initial Purchase Payment must be at least $25,000.

These benefits can be selected at Contract issue or on a Contract Anniversary subject to certain age restrictions:
o The Lifetime Plus Benefit is available once before the older Covered Person's 81st birthday. YOU CANNOT ADD THE LIFETIME PLUS BENEFIT TO A CONTRACT AFTER THE OLDER COVERED PERSON REACHES AGE 81.
o The Lifetime Plus II Benefit is available once before the older Covered Person's 76th birthday. YOU CANNOT ADD THE LIFETIME PLUS II BENEFIT TO A CONTRACT AFTER THE OLDER COVERED PERSON REACHES AGE 76.
o On the date you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit, all Covered Persons must be at least age 50 and no Covered Person can be over age 90. THIS MEANS THAT JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES.

If you do not select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue, you can select one of these benefits by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to add the benefit on that anniversary (the rider effective date), and your Contract Value on the rider effective date must be at least $10,000. On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We consider the reallocation of your Contract Value to comply with these restrictions to be a "good order" issue. We will process your request to add the Lifetime Plus Benefit or Lifetime Plus II Benefit after the Issue Date on the Contract Anniversary that occurs after your request is received in good order at our Service Center and the effective date of the Lifetime Plus Benefit rider or the Lifetime Plus II Benefit rider that you selected will be that Contract Anniversary (rider effective date). If you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract after the Issue Date, then, on the rider effective date, we will increase the M&E charge to equal the amount of the additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit (as applicable) and the payment type (single life or joint life) that is in effect for a newly issued Contract as of the rider effective date. We guarantee that this additional M&E charge will not exceed the maximum additional M&E charge set forth in the Fee Table for Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit (as applicable) and payment type that you select. Because we change the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you select the Lifetime Plus Benefit or the Lifetime Plus II Benefit, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is fully depleted.

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If you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your
Contract, the flexible rebalancing program will not be available to you during the period that the Lifetime Plus Benefit or Lifetime Plus II Benefit is part of your Contract.


NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Lifetime Plus Benefit and the Lifetime Plus II Benefit each have a ten-day right to examine period. If you change your mind about the Lifetime Plus Benefit or Lifetime Plus II Benefit you selected, you can remove it from your Contract within ten days after receiving the rider. If you remove either benefit from your Contract, we will treat that benefit as if we had never issued it; however, it will not be available for future selection. Because you may not remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from your Contract if you also select the No Withdrawal Charge Option, we will cancel your Contract if you request removal of the Lifetime Plus Benefit or Lifetime Plus II Benefit on a Contract with the No Withdrawal Charge Option.


REMOVING THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT FROM YOUR CONTRACT


Once you have selected either the Lifetime Plus Benefit or the Lifetime Plus II Benefit, you can remove it from the Contract at any time before you exercise it unless you also selected the No Withdrawal Charge Option. You can request the removal of the Lifetime Plus Benefit or Lifetime Plus II Benefit by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary that occurs immediately after your request is received in good order at our Service Center. If you remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because we decrease the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you remove either the Lifetime Plus Benefit or the Lifetime Plus II Benefit from your Contract, then neither benefit will be available for future selection.


Although you cannot remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from your Contract after you exercise it, you can terminate it any time after you exercise it by electing to stop Lifetime Plus Payments and instead:
o take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax that we pay, or
o request Annuity Payments under a Full Annuitization based on the entire Contract Value, less any deduction we make to reimburse ourselves for premium tax that we pay.

NOTE: If you do elect to stop Lifetime Plus Payments:
o    your Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate,
o    the Accumulation Phase of the Contract will end,
o    the death benefit will terminate, and
o if you request Annuity Payments, all annuitized portions of the Contract will terminate as indicated in section 3, The Annuity Phase.

WHO IS CONSIDERED A COVERED PERSON(S)?
For single Lifetime Plus Payments and for:
o   solely owned Contracts, the Covered Person is the Owner.
o   Contracts owned by a non-individual, the Covered Person is the Annuitant.
o jointly owned Contracts, you can choose which Owner is the Covered Person subject to the maximum age restriction for adding the Lifetime Plus Benefit (age 80 or younger) or the Lifetime Plus II Benefit (age 75 or younger) to your Contract.

NOTE FOR JOINT OWNERS SELECTING SINGLE LIFETIME PLUS PAYMENTS: If the Joint Owners are not spouses, Lifetime Plus Payments will stop with the death of any Owner. If the Joint Owners are spouses, Lifetime Plus Payments will stop with the death of any Owner unless the surviving spouse/Joint Owner is the Covered Person and chooses to continue the Contract. THIS MEANS THAT IF YOU SELECT SINGLE LIFETIME PLUS PAYMENTS ON A JOINTLY OWNED CONTRACT, LIFETIME PLUS PAYMENTS COULD STOP EVEN IF THE COVERED PERSON IS STILL ALIVE.

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For joint Lifetime Plus Payments, Covered Persons must be spouses and for: o
Non-Qualified Contracts:
     -    spouses must be Joint Owners; or
     - one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
     - one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

o   Qualified Contracts:
     - one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
     - if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. In addition, if we require a non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.

NOTE: A PERSON WILL NO LONGER QUALIFY AS A COVERED PERSON AND WILL BE REMOVED FROM THE CONTRACT IF THAT PERSON IS NO LONGER AN OWNER, JOINT OWNER, ANNUITANT, SOLE PRIMARY BENEFICIARY, OR SOLE CONTINGENT BENEFICIARY AS REQUIRED ABOVE.

NOTE: If you select joint Lifetime Plus Payments, the Covered Persons must continue to qualify as spouses under federal law until the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates. Once you declare the Covered Persons, if at any time before the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates you are no longer spouses, you must send us notice and remove a Covered Person from the Contract. IF ONE COVERED PERSON DIES BEFORE WE RECEIVE NOTICE THAT THE COVERED PERSONS ARE NO LONGER SPOUSES, THEN THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT WILL TERMINATE AND ANY LIFETIME PLUS PAYMENTS WE WERE MAKING WILL STOP.

After we issue the Lifetime Plus Benefit or Lifetime Plus II Benefit, you cannot add a Covered Person to your Contract or change Covered Persons. However, you can remove a Covered Person after we issue the Lifetime Plus Benefit or Lifetime Plus II Benefit if you selected joint Lifetime Plus Payments. You can make this change only once.

If you have not exercised your Lifetime Plus Benefit or Lifetime Plus II Benefit, you can request the removal of a Covered Person within 30 days before a Contract Anniversary by completing the appropriate form. If you exercised your Lifetime Plus Benefit or Lifetime Plus II Benefit, you can request the removal of a Covered Person within 30 days before a Benefit Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary (or Benefit Anniversary, as applicable) that occurs immediately after your request is received in good order at our Service Center. If you remove a Covered Person from your Contract, we will change the M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of that anniversary ONLY IF THAT AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT. If we change the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the anniversary that we process your request will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If you remove a Covered Person after you have begun to receive Lifetime Plus Payments, we will compare your current Lifetime Plus Payment to a payment based on the appropriate percentage for the remaining Covered Person's current age and the current Contract Value as of the Benefit Anniversary that we process your removal request (see the age band table in the discussion of Lifetime Plus Payments later in this section). If the payment based on the appropriate percentage for the remaining Covered Person's current age and Contract Value is greater, we will increase your Lifetime Plus Payment to this new amount. We will not reduce your Lifetime Plus Payment if you remove a Covered Person from your Contract.

IF YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT
o You can no longer remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from the Contract.
o    You cannot add a Covered Person, or change Covered Persons.
o    Partial Annuitizations are no longer available.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.

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o    The free withdrawal privilege will no longer be available to you. However,
     Lifetime Plus Payments are not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. For Contracts issued in Washington, however, Lifetime Plus Payments will reduce the Withdrawal Charge Basis.


o Excess Withdrawals (including a full withdrawal of the Contract Value) which are available while you are receiving Lifetime Plus Payments, are subject to a withdrawal charge, and will reduce the Withdrawal Charge Basis, as set out in section 6, Expenses - Withdrawal Charge.
o Any Excess Withdrawal will reduce your Lifetime Plus Payment proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge). EXCESS WITHDRAWALS MAY CAUSE LIFETIME PLUS PAYMENTS TO STOP AND THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT TO TERMINATE.
o The systematic withdrawal program will no longer be available to you. If you are participating in this program, your participation will stop.
o You can only change the ownership of this Contract if you selected joint Lifetime Plus Payments and:
     o    an Owner dies and the spouse continues the Contract, or
     o you remove a Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
o The additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit will continue until the earlier of its termination, or the total depletion of your Contract Value.
o If you have the Quarterly Value Death Benefit, the additional M&E charge for the Quarterly Value Death Benefit will continue as long as the Quarterly Value Death Benefit value is greater than zero.
o The portion of the Traditional Death Benefit value that is based on Purchase Payments will no longer increase.
o Each Lifetime Plus Payment and any Excess Withdrawal will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each Lifetime Plus Payment and any Excess Withdrawal.
o You can no longer manually reset the 5% Annual Increase under the Lifetime Plus Benefit. We will no longer automatically reset the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit.
o We will no longer calculate the Quarterly Anniversary Value (for the Lifetime Plus and Lifetime Plus II Benefit), the 5% Annual Increase under the Lifetime Plus Benefit, or the Highest Annual Increase under the Lifetime Plus II Benefit, and they will all cease to exist.
o We may apply an annual payment increase to your Lifetime Plus Payment on every Benefit Anniversary after you exercise your Lifetime Plus Benefit or Lifetime Plus II Benefit and before the older Covered Person's 91st birthday. If you receive an increase to your Lifetime Plus Payment, we reserve the right to change the additional M&E charge for your Lifetime Plus Benefit or Lifetime Plus II Benefit to equal the charge for your benefit on a newly issued Contract as of the next fifth Benefit Anniversary. This change will take effect 60 days after that fifth Benefit Anniversary if we increased your Lifetime Plus Payments on that Benefit Anniversary or any of the previous four Benefit Anniversaries.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, THEY CANNOT BE STOPPED UNLESS YOU TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION.


LIFETIME PLUS PAYMENTS
To begin receiving Lifetime Plus Payments you must submit a payment election form to our Service Center. Lifetime Plus Payments will begin on the Benefit Date, which must be the 1st or 15th of a calendar month. The Benefit Date will be at least 15 calendar days after your request has been received in good order at our Service Center.

You can elect to receive Lifetime Plus Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each Lifetime Plus Payment amount will equal the annual Lifetime Plus Payment divided by the number of payments we will make during the Benefit Year. If the scheduled Lifetime Plus Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

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If you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit, we will begin making Lifetime Plus Payments as of the Benefit Date based on the benefit base (see "The Benefit Base" later in this section) and the age band of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:


                                                ANNUAL LIFETIME PLUS PAYMENT PERCENTAGE
     AGE BAND OF THE COVERED PERSON           (WE BASE THE INITIAL PAYMENT ON THE BENEFIT
 (OR YOUNGER OF THE COVERED PERSONS FOR       BASE AND WE BASE FUTURE YEARS' PAYMENTS ON
      JOINT LIFETIME PLUS PAYMENTS)                         CONTRACT VALUE)

-------------------------------------------  ----------------------------------------------
                50 to 59                                          4%
                60 to 69                                          5%
                70 to 79                                          6%
              80 or older                                         7%

YOU CANNOT EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT IF ANY COVERED PERSON IS YOUNGER THAN AGE 50 OR OLDER THAN AGE 90. IF YOU HAVE NOT EXERCISED THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT SIX MONTHS BEFORE THE OLDER COVERED PERSON'S 91ST BIRTHDAY, WE WILL SEND YOU WRITTEN NOTICE THAT THE BENEFIT IS ABOUT TO TERMINATE. IF THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT TERMINATES BEFORE YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY EXPLICIT ADVANTAGE FROM SELECTING IT.


NOTE: IF YOU ADD THE LIFETIME PLUS BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE. Keep in mind that the Benefit Date must occur on either the 1st or 15th of a calendar month.


The percentage of the annual Lifetime Plus Payment is set on the rider effective date and will not change for an age band during the life of the Contract. However, we may use different percentages and age bands for newly issued Contracts in the future.

The initial Lifetime Plus Payment must be at least $100. If we are unable to structure the initial Lifetime Plus Payment so that it is at least $100, Lifetime Plus Payments will not be available to you and we will contact you to discuss alternate arrangements. For Qualified Contracts, as a courtesy at the end of each calendar year, we will distribute a Lifetime Plus Payment equal to any remaining required minimum distribution that may be due from the Contract. This distribution will not be subject to a withdrawal charge, and we will not treat it as an Excess Withdrawal.

AN EXCESS WITHDRAWAL WILL REDUCE YOUR LIFETIME PLUS PAYMENT PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN. TAKING EXCESS WITHDRAWALS MAY CAUSE LIFETIME PLUS PAYMENTS TO STOP, AND YOUR LIFETIME PLUS OR LIFETIME PLUS II BENEFIT WILL TERMINATE.

IF YOU TAKE AN EXCESS WITHDRAWAL THAT REDUCES YOUR LIFETIME PLUS PAYMENT TO A LEVEL AT WHICH WE ARE UNABLE TO STRUCTURE THE LIFETIME PLUS PAYMENT SO THAT IT IS AT LEAST $100, YOU MUST TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE, LIFETIME PLUS PAYMENTS WILL STOP, AND YOUR LIFETIME PLUS OR LIFETIME PLUS II BENEFIT WILL TERMINATE.

Once each Benefit Year, you can change the frequency of Lifetime Plus Payments for the following Benefit Year. You must provide notice of any requested change to the frequency of your Lifetime Plus Payment to our Service Center at least 30 days before the Benefit Anniversary. We will change the payment frequency on the Benefit Anniversary and the change will remain in effect for the entire following Benefit Year.

We will deduct each Lifetime Plus Payment proportionately from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while the Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect. You can also continue to make transfers between the Investment Options while the Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect (subject to certain restrictions set out in section 4, Investment Options - Transfers and the Investment Option Allocation and Transfer Restrictions discussion later in this section).

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If you fully deplete your Contract Value, you will continue to receive Lifetime
Plus Payments until the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates. If you do not take an Excess Withdrawal of the entire Contract Value while the Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, then Lifetime Plus Payments will continue as follows:
o For single Lifetime Plus Payments where the Contract is solely owned or owned by a non-individual, Lifetime Plus Payments continue until the death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned and the Joint Owners are not spouses, Lifetime Plus Payments continue until the death of any Joint Owner.
o For single Lifetime Plus Payments where the Contract is jointly owned by spouses, Lifetime Plus Payments continue until the death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse is the Covered Person and elects to continue the Contract, Lifetime Plus Payments continue until the death of the Covered Person.
o For joint Lifetime Plus Payments, Lifetime Plus Payments continue until the deaths of both Covered Persons so long as the Covered Persons are married at the time of the first Covered Persons death. Upon the death of an Owner (or the Annuitant if the Contract is owned by a non-individual) who was also a Covered Person, if the surviving spouse continues the Contract, joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive. However, if the surviving spouse elects to receive the death benefit, then Lifetime Plus Payments will stop.



AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS
On each Benefit Anniversary after you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit and before the older Covered Person's 91st birthday, we will increase your Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary. You will automatically receive an annual payment increase to your Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your Lifetime Plus Payment by this percentage. For example, if your Contract Value increases 5%, your annual Lifetime Plus Payment will increase 5%.

You may also receive an annual payment increase if the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) has crossed an age band on a Benefit Anniversary and the new Lifetime Plus Payment percentage for that new age band, when applied to the Contract Value as of the Benefit Anniversary, results in a higher Lifetime Plus Payment. In this case, we will increase your Lifetime Plus Payment to this new value as of the Benefit Anniversary you crossed an age band.

AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS ARE NO LONGER AVAILABLE AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR AFTER YOU FULLY DEPLETE YOUR CONTRACT VALUE.

IF WE APPLY AN ANNUAL PAYMENT INCREASE TO YOUR LIFETIME PLUS PAYMENT, WE RESERVE THE RIGHT TO CHANGE THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT TO EQUAL THE CHARGE FOR YOUR SELECTED BENEFIT ON A NEWLY ISSUED CONTRACT AS OF THE NEXT FIFTH BENEFIT ANNIVERSARY. This change will take effect 60 days after that fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) if we increased your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. If you have not received an increase to your Lifetime Plus Payment on any of these five Benefit Anniversaries, we will not change the additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit. If you have received an increase to your Lifetime Plus Payment on any of these five Benefit Anniversaries, we will change the additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit and payment type (single life or joint life) to the additional M&E charge that is in effect for a newly issued Contract as of the current fifth Benefit Anniversary ONLY IF THIS AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT.

We will make any change as of the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

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If this change reduces the additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit, then we will make the change and send you a confirmation letter.

IF THIS CHANGE INCREASES THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT, WE WILL SEND YOU WRITTEN NOTICE OF THE INTENDED INCREASE AND PROVIDE YOU AT LEAST A 30-DAY NOTICE PERIOD TO DECLINE THE INCREASE. If you decline the increase to the additional M&E charge, you will no longer be eligible to receive future annual payment increases to your Lifetime Plus Payments. Also, your annual Lifetime Plus Payment amount will be equal to the annual amount that we established on the current fifth Benefit Anniversary, and it will remain fixed at this level until the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates, unless you take an Excess Withdrawal. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU HAVE ACCEPTED THE INCREASE AND WE WILL MAKE THE CHANGE. We guarantee that, if we increase the additional M&E charge associated with the Lifetime Plus Benefit or Lifetime Plus II Benefit, that charge will not exceed the maximum additional M&E charge for Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit (as applicable) and payment type (single life or joint life) that is set forth in the Fee Tables. If you accept an increase to the additional M&E charge associated with the Lifetime Plus Benefit or Lifetime Plus II Benefit, then you continue to be eligible to receive future annual payment increases.

EXAMPLE OF THE ANNUAL PAYMENT INCREASE
o You select single Lifetime Plus Payments when you are age 57. You are the only Owner and are also the Covered Person. Your initial Lifetime Plus Payment percentage is 4% and your benefit base is $105,000. You elect annual Lifetime Plus Payments.

                                                                    ANNUAL LIFETIME PLUS       ANNUAL PAYMENT
                                          AGE      CONTRACT VALUE          PAYMENT              PERCENTAGE
     Benefit Date                        57          $100,000             $4,200                    4%
     First Benefit Anniversary           58          $102,000             $4,284                    4%
     Second Benefit Anniversary          59          $ 98,000             $4,284                    4%
     Third Benefit Anniversary           60          $100,000             $5,000                    5%

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($102,000 - $100,000) / $100,000 = 2%. We then apply a 2% annual payment increase to the Lifetime Plus Payment ($4,200 x 1.02 = $4,284).
o On the second Benefit Anniversary the current Contract Value is less than the Contract Value on the first Benefit Anniversary so there is no annual payment increase due to an increase in the Contract Value. On the second
     Benefit Anniversary you are age 59 and there is also no annual payment increase as a result of your crossing an age band.
o On the third Benefit Anniversary the current Contract Value is greater than the Contract Value on the second Benefit Anniversary. The percentage of the increase is ($100,000 - $98,000) / $98,000 = 2%. We then apply a 2% annual payment increase to the Lifetime Plus Payment ($4,284 x 1.02 = $4,371).
     However, on this Benefit Anniversary you have also crossed an age band and your Lifetime Plus Payment percentage has increased to 5%. We then compare the payment based on the new Lifetime Plus Payment percentage and current
     Contract Value ($100,000 x 0.05 = $5,000) to the current payment (which has been increased to $4,371 as a result of the growth in Contract Value during the past year). Because the Lifetime Plus Payment based on the new percentage and current Contract Value is greater than the payment based on the growth in Contract Value, we will increase the payment to $5,000.

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EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON THE LIFETIME PLUS PAYMENT
o   Continuing the example above, assume that during the fourth Benefit Year you take an Excess Withdrawal of $8,820 at a time when the Contract Value is $98,000.

                                                                                           ANNUAL PAYMENT
                                       CONTRACT VALUE    ANNUAL LIFETIME PLUS PAYMENT       PERCENTAGE
     Third Benefit Anniversary           $100,000                   $5,000                      5%
     Immediately After Withdrawal         $89,180                   $4,550
     Fourth Benefit Anniversary           $99,000                   $4,550                      5%

o As a percentage of Contract Value, the Excess Withdrawal represents 9.0% of Contract Value ($8,820 / $98,000 = 9.0%). Immediately after the Excess Withdrawal, we reduce the Contract Value by the amount of the Excess Withdrawal ($98,000 - $8,820 = $89,180) and we reduce the Annual Lifetime Plus Payment by the percentage of Contract Value withdrawn ($5,000 - (9.0% x $5,000) = $4,550).

o On the fourth Benefit Anniversary the current Contract Value is less than the Contract Value on the third Benefit Anniversary and there is no annual payment increase as a result of growth in the Contract Value. On the fourth Benefit Anniversary you are age 62 and there is also no annual payment increase as a result of your crossing an age band.

THE BENEFIT BASE
We base the initial Lifetime Plus Payments on the benefit base and the age band of the Covered Person(s). YOU CAN ACCESS THE BENEFIT BASE ONLY BY TAKING LIFETIME PLUS PAYMENTS.

On the date you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit (the Benefit Date), the benefit base is equal to the greatest of:
o    the Contract Value,
o    the Quarterly Anniversary Value,
o for the Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value), or
o for the Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value).

NOTE: The greater the benefit base, the greater the Lifetime Plus Payment you will receive.

Once we establish your Lifetime Plus Payment, we will no longer calculate the Quarterly Anniversary Value, the 5% Annual Increase, the Highest Annual Increase, the Enhanced 5% Annual Increase, or the Enhanced 10-Year Value and they will all cease to exist. Beginning on the Benefit Date, your Lifetime Plus Payment will only increase through the automatic annual payment increase feature (which is only available before the older Covered Person's 91st birthday).

NOTE: WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE (HOWEVER, WE WILL CONTINUE TO CALCULATE THE QUARTERLY ANNIVERSARY VALUE UNDER THE QUARTERLY VALUE DEATH BENEFIT IF YOU HAVE SELECTED THIS OPTIONAL BENEFIT), THE 5% ANNUAL INCREASE, THE HIGHEST ANNUAL INCREASE, THE ENHANCED 5% ANNUAL INCREASE OR THE ENHANCED 10-YEAR VALUE BEGINNING ON THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR THE BENEFIT DATE. If you have not exercised the Lifetime Plus Benefit or Lifetime Plus II Benefit as of the older Covered Person's 91st birthday, these values will cease to exist and the Lifetime Plus Benefit and Lifetime Plus II Benefit will no longer be available to you.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE NOT INCLUDED IN THE PORTIONS OF THE QUARTERLY ANNIVERSARY VALUE, 5% ANNUAL INCREASE, HIGHEST ANNUAL INCREASE, ENHANCED 5% ANNUAL INCREASE, OR ENHANCED 10-YEAR VALUE THAT IS BASED ON CONTRACT VALUE UNTIL THEY ARE VESTED. YOU ALSO WILL NOT RECEIVE THE BENEFIT OF THE BONUS IN THE PORTIONS OF THESE VALUES THAT ARE BASED ON PURCHASE PAYMENTS.

THE QUARTERLY ANNIVERSARY VALUE
If you select the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue, the Quarterly Anniversary Value is the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value on any Quarterly Anniversary. If you select the Lifetime Plus Benefit or Lifetime Plus II Benefit after issue, the Quarterly Anniversary Value is the highest Contract Value on the rider effective date or on any subsequent Quarterly Anniversary. We adjust the Quarterly Anniversary Value for subsequent additional Purchase Payments, partial withdrawals and Partial

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Annuitizations. For more details and examples of how we calculate the Quarterly
Anniversary Value, please see Appendix B.

THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
CALCULATING THE 5% ANNUAL INCREASE: Under the 5% Annual Increase we guarantee (provided you take no withdrawals or Partial Annuitizations) that, IF YOU SELECT THE LIFETIME PLUS BENEFIT AT ISSUE AND ALL PURCHASE PAYMENTS ARE RECEIVED WITHIN 90 DAYS OF THE ISSUE DATE, then:
o before the tenth Contract Anniversary, the 5% Annual Increase will equal total Purchase Payments, compounded by 5% on each Contract Anniversary; and
o on the tenth Contract Anniversary, and thereafter, the 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the total Purchase Payments.

Under the 5% Annual Increase we guarantee (provided you take no withdrawals or Partial Annuitizations) that, IF YOU SELECT THE LIFETIME PLUS BENEFIT AFTER THE ISSUE DATE, OR UPON A RESET OF THE 5% ANNUAL INCREASE (SEE THE DISCUSSION LATER IN THIS SECTION) AND YOU MAKE NO ADDITIONAL PURCHASE PAYMENTS AFTER THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY, then:
o before the tenth Contract Anniversary following the rider effective date or reset anniversary, the 5% Annual Increase will equal the Contract Value as of the rider effective date or reset anniversary, compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following the rider effective date or reset anniversary, and thereafter, the 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the rider effective date or reset anniversary.

IF ANY PURCHASE PAYMENTS ARE RECEIVED MORE THAN 90 DAYS AFTER THE ISSUE DATE - OR, IF THEY ARE RECEIVED AT ANY TIME AFTER THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY - then we will add these payments to the 5% Annual Increase and Enhanced 10-Year Value as follows.
o We will add the Purchase Payment to the 5% Annual Increase on the Business Day we receive it, but we will not apply the 5% compounding to the Purchase Payment until the second Contract Anniversary after we receive it. On the second Contract Anniversary after we receive a Purchase Payment, we will apply 5% compounding to the payment for both the current Contract Anniversary and the previous Contract Anniversary.
o We will add the Purchase Payment to the Enhanced 10-Year Value on the Business Day we receive it, but we will not double the Purchase Payment until the tenth Contract Anniversary that occurs after we receive it.

We adjust the 5% Annual Increase and the Enhanced 10-Year Value for partial withdrawals and Partial Annuitizations. The 5% Annual Increase will never exceed the Enhanced 10-Year Value.

A PURCHASE PAYMENT DOES NOT BECOME DOUBLED AS GUARANTEED BY THE ENHANCED 10-YEAR VALUE UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER WE RECEIVE IT. THEREFORE, IF YOU MAKE A LARGE ADDITIONAL PURCHASE PAYMENT, YOU SHOULD CONSIDER WHETHER THIS WAITING PERIOD IS APPROPRIATE FOR YOU OR WHETHER IT IS MORE APPROPRIATE TO PURCHASE A NEW CONTRACT WITH THE ADDITIONAL PURCHASE PAYMENT. FOR MORE DETAILS, SEE THE EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS BENEFIT IN APPENDIX C.

TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE, YOU MUST WAIT AT LEAST UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER THE DATE WE RECEIVE YOUR LAST PURCHASE PAYMENT, OR AT LEAST UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER ANY RESET ANNIVERSARY.


IF YOU ADD THE LIFETIME PLUS BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80:
o ANY PURCHASE PAYMENTS RECEIVED MORE THAN 91 DAYS AFTER THE ISSUE DATE WILL NOT BE DOUBLED AS GUARANTEED BY THE 5% ANNUAL INCREASE BEFORE THE LIFETIME PLUS BENEFIT WILL TERMINATE, AND
o IF YOU WANT TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE, YOU WILL HAVE LESS THAN ONE YEAR TO EXERCISE THE LIFETIME PLUS BENEFIT BECAUSE IT IS NO LONGER AVAILABLE TO YOU ON OR AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY. HOWEVER, IF YOU ADD THE LIFETIME PLUS BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE. Keep in mind that the Benefit Date must occur on either the 1st or 15th of a calendar month.


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For more details and examples of how we calculate the 5% Annual Increase and the
Enhanced 10-Year Value, please see Appendix C.

MANUAL RESETS OF THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
Before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus Benefit, you can request to have us reset the 5% Annual Increase to equal the Contract Value if that amount is greater than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary, we will exclude Purchase Payments received within 90 days of the Issue Date. You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once your request is received in good order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day. When we process your reset request, we will change the 5% Annual Increase to equal the Contract Value as of the reset anniversary and we will increase the Enhanced 10-Year Value to equal two times the Contract Value as of the reset anniversary.

IF YOU RESET THE 5% ANNUAL INCREASE, WE WILL CHANGE THE M&E CHARGE FOR THE LIFETIME PLUS BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) TO EQUAL THE ADDITIONAL M&E CHARGE THAT IS IN EFFECT FOR A NEWLY ISSUED CONTRACT AS OF THE RESET ANNIVERSARY IF THIS AMOUNT DIFFERS FROM THE CURRENT M&E CHARGE ON YOUR CONTRACT. We will change the additional M&E charge on the 30th day following the reset anniversary, or the next Business Day if the 30th day is not a Business Day. We guarantee that the new additional M&E charge for the Lifetime Plus Benefit will not be more than the maximum additional M&E charge for Contracts with the Lifetime Plus Benefit and payment type (single life or joint life) that is set forth in the Fee Tables. If we change the additional M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the 30th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

NOTE: You cannot request a reset:
o    on or after the older Covered Person's 81st birthday,
o    on or after the Benefit Date that you exercise the Lifetime Plus Benefit,
o    on or after the Income Date that you take a Full Annuitization,
o if the Contract Value is less than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary we will exclude Purchase Payments received within 90 days of the Issue Date.

THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
CALCULATING THE HIGHEST ANNUAL INCREASE: The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of the Enhanced 5% Annual Increases established through automatic resets that may occur on each Contract Anniversary.


THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
CALCULATING THE ENHANCED 5% ANNUAL INCREASE: Under the Enhanced 5% Annual Increase we guarantee (provided you take no withdrawals or Partial Annuitizations) that, IF YOU SELECT THE LIFETIME PLUS II BENEFIT AT ISSUE AND ALL PURCHASE PAYMENTS ARE RECEIVED WITHIN 90 DAYS OF THE ISSUE DATE, then:
o before the tenth Contract Anniversary, the initial Enhanced 5% Annual Increase will equal total Purchase Payments, compounded by 5% on each Contract Anniversary; and
o on the tenth Contract Anniversary, and thereafter, the initial Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the total Purchase Payments.

Under the Enhanced 5% Annual Increase we guarantee (provided you take no withdrawals or Partial Annuitizations) that, IF YOU SELECT THE LIFETIME PLUS II BENEFIT AFTER THE ISSUE DATE, AND YOU MAKE NO ADDITIONAL PURCHASE PAYMENTS AFTER THE RIDER EFFECTIVE DATE, then:
o before the tenth Contract Anniversary following the rider effective date, the initial Enhanced 5% Annual Increase will equal the Contract Value as of the rider effective date compounded by 5% on each subsequent Contract Anniversary; and


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o   on the tenth Contract Anniversary following the rider effective date, and thereafter, the initial Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the rider effective date.



Under the Enhanced 5% Annual Increase we guarantee (provided you take no withdrawals or Partial Annuitizations) that, UPON EACH RESET OF THE ENHANCED 5% ANNUAL INCREASE, ASSUMING YOU MAKE NO ADDITIONAL PURCHASE PAYMENTS AFTER THE RESET anniversary, then:
o before the tenth Contract Anniversary following each reset anniversary, each reset Enhanced 5% Annual Increase will equal the Contract Value as of the reset anniversary, compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following each reset anniversary, and thereafter, each reset Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the reset anniversary.



IF ANY PURCHASE PAYMENTS ARE RECEIVED MORE THAN 90 DAYS AFTER THE ISSUE DATE - OR, IF THEY ARE RECEIVED AT ANY TIME AFTER THE RIDER EFFECTIVE DATE OR A RESET ANNIVERSARY - then we will add these payments to each Enhanced 5% Annual Increase and each Enhanced 10-Year Value as follows.
o We will add the Purchase Payment to each Enhanced 5% Annual Increase on the Business Day we receive it, but we will not apply the 5% compounding for that Purchase Payment until the second Contract Anniversary after we receive it. On the second Contract Anniversary after we receive a Purchase Payment, we will apply 5% compounding to the payment for both the current Contract Anniversary and the previous Contract Anniversary.
o We will add the Purchase Payment to each Enhanced 10-Year Value on the Business Day we receive it, but we will not double the Purchase Payment until the tenth Contract Anniversary that occurs after we receive it.

We adjust each Enhanced 5% Annual Increase and each Enhanced 10-Year Value for partial withdrawals and Partial Annuitizations. The Enhanced 5% Annual Increase will never exceed the Enhanced 10-Year Value.

For more details and examples of how we calculate the Enhanced 5% Annual Increase and the Enhanced 10-Year Value, please see Appendix D.

AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
Unlike the Lifetime Plus Benefit, you do not elect manual resets of the Enhanced 5% Annual Increase. Instead, before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus II Benefit, we automatically reset the Enhanced 5% Annual Increase on any Contract Anniversary if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date. AN AUTOMATIC RESET OF THE ENHANCED 5% ANNUAL INCREASE MAY RESULT IN A HIGHER M&E CHARGE AS DESCRIBED LATER IN THIS SECTION.

An automatic reset of the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. This may result in the establishment of several Enhanced 5% Annual Increases and several Enhanced 10-Year Values. All previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values continue to be calculated and are used in determining the Highest Annual Increase.

For each Enhanced 5% Annual Increase, we will establish an Enhanced 10-Year Value on the same date. Assuming you make no additional Purchase Payments and take no withdrawals or Partial Annuitizations, each Enhanced 5% Annual Increase will be subject to the Enhanced 10-Year Value as follows.
o IF THE RIDER EFFECTIVE DATE IS THE ISSUE DATE: on each Business Day on or after the tenth Contract Anniversary of the Issue Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.
o IF THE RIDER EFFECTIVE DATE OCCURS AFTER THE ISSUE DATE: on each Business Day on or after the tenth Contract Anniversary of the rider effective date, the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.
o IF AN AUTOMATIC RESET HAS OCCURRED: on each Business Day on or after the tenth Contract Anniversary after the reset anniversary, the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

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Each Enhanced 5% Annual Increase will never exceed its associated Enhanced
10-Year Value that was established on the same date.

IF THERE IS AN AUTOMATIC RESET OF THE ENHANCED 5% ANNUAL INCREASE, WE WILL CHANGE THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS II BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) TO EQUAL THE ADDITIONAL M&E CHARGE THAT IS IN EFFECT FOR A NEWLY ISSUED CONTRACT AS OF THE RESET ANNIVERSARY IF THIS AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT. We will notify you of any pending increase in the additional M&E charge and give you 30 days to accept the higher additional M&E charge or opt out of future Enhanced 10-Year Values with the Enhanced 5% Annual Increase feature. If you "opt out," we will not adjust the additional M&E charge and we will no longer establish Enhanced 5% Annual Increases and Enhanced 10-Year Values on future Contract Anniversaries. If you accept the higher additional M&E charge, then we will increase the charge 60 days after the reset anniversary, or the next Business Day if the 60th day is not a Business Day. We guarantee that the new additional M&E charge for the Lifetime Plus II Benefit will not be more than the maximum additional M&E charge for Contracts with the Lifetime Plus II Benefit and payment type (single life or joint life) that is set forth in the Fee Tables. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 30th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.


NOTE:
o YOU MUST SPECIFICALLY "OPT OUT" OF FUTURE AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE AT A HIGHER M&E CHARGE OTHERWISE WE WILL ASSESS THE HIGHER M&E CHARGE.
o THE LIFETIME PLUS II BENEFIT MAY NOT BE COST EFFECTIVE FOR THOSE WHO PLAN TO EXERCISE IT BEFORE THE TENTH CONTRACT ANNIVERSARY. This is because the Lifetime Plus II Benefit carries higher Contract charges than the Lifetime Plus Benefit, and because the Lifetime Plus II Benefit will not result in a higher benefit base than the Lifetime Plus Benefit during the first ten Contract Years after it is selected (assuming you select the Lifetime Plus Benefit and choose to manually reset the 5% Annual Increase on each Contract Anniversary that a reset is available). However, unlike the Lifetime Plus Benefit, the Lifetime Plus II Benefit does not require a manual reset of the Enhanced 5% Annual Increase and you do not forfeit previously established Enhanced 5% Annual Increases when an automatic reset of the Enhanced 5% Annual Increase occurs under the Lifetime Plus II Benefit.


A PURCHASE PAYMENT DOES NOT BECOME DOUBLED AS GUARANTEED BY THE ENHANCED 10-YEAR VALUE UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER WE RECEIVE IT. THEREFORE, IF YOU MAKE A LARGE ADDITIONAL PURCHASE PAYMENT, YOU SHOULD CONSIDER WHETHER THIS WAITING PERIOD IS APPROPRIATE FOR YOU OR WHETHER IT IS MORE APPROPRIATE TO PURCHASE A NEW CONTRACT WITH THE ADDITIONAL PURCHASE PAYMENT. FOR MORE DETAILS, SEE THE EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS II BENEFIT IN APPENDIX D.

TO RECEIVE THE MAXIMUM BENEFIT FROM THE ENHANCED 5% ANNUAL INCREASE, YOU MUST WAIT AT LEAST UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER THE DATE WE RECEIVE YOUR LAST PURCHASE PAYMENT, OR AT LEAST UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER ANY RESET ANNIVERSARY BEFORE EXERCISING THE LIFETIME PLUS II BENEFIT.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS
THESE RESTRICTIONS WILL APPLY ONLY TO CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT. BY SELECTING THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT, YOU ARE CONSENTING TO HAVE US REALLOCATE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT.

Under Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit, we will restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options as follows.
o YOU CANNOT HAVE MORE THAN 25% OF YOUR TOTAL CONTRACT VALUE IN THE GROUP A INVESTMENT OPTIONS.
o YOU CANNOT HAVE MORE THAN 70% OF YOUR TOTAL CONTRACT VALUE IN BOTH GROUP A AND GROUP B INVESTMENT OPTIONS.
o THERE ARE NO LIMITS ON THE AMOUNT OF CONTRACT VALUE THAT YOU CAN HAVE IN THE GROUP C INVESTMENT OPTIONS.

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

                                           Group A Investment Options
--------------------------------------------------------------------------------------------------------

AZL Columbia Technology Fund                               AZL OCC Opportunity Fund
Davis VA Financial Portfolio                               AZL Oppenheimer Developing Markets Fund
AZL Dreyfus Premier Small Cap Value Fund                   PIMCO VIT CommodityRealReturn Strategy Portfolio
AZL Small Cap Stock Index Fund                             AZL Schroder International Small Cap Fund
AZL Franklin Small Cap Value Fund                          AZL Turner Quantitative Small Cap Growth
Franklin Global Communications Securities Fund             AZL Van Kampen Global Real Estate Fund


                                           Group B Investment Options
--------------------------------------------------------------------------------------------------------
AZL AIM International Equity Fund                          AZL Neuberger Berman Regency Fund
AZL LMP Large Cap Growth Fund                              AZL NACM International Fund
AZL Davis NY Venture Fund                                  AZL OCC Value Fund
AZL Dreyfus Founders Equity Growth Fund                    OpCap Mid Cap Portfolio
AZL S&P 500 Index Fund                                     AZL Oppenheimer Global Fund
AZL First Trust Target Double Play Fund                    AZL Oppenheimer International Growth Fund
Mutual Discovery Securities Fund                           AZL Oppenheimer Main Street Fund
Mutual Shares Securities Fund                              AZL PIMCO Fundamental IndexPLUS Total Return Fund
Templeton Growth Securities Fund                           AZL TargetPLUS Equity Fund
AZL Jennison 20/20 Focus Fund                              AZL Van Kampen Comstock Fund
AZL Jennison Growth Fund                                   AZL Van Kampen Global Franchise Fund
AZL Legg Mason Growth Fund                                 AZL Van Kampen Growth and Income Fund
AZL Legg Mason Value Fund                                  AZL Van Kampen Mid Cap Growth Fund


                                           Group C Investment Options
--------------------------------------------------------------------------------------------------------
Franklin High Income Securities Fund                       PIMCO VIT Emerging Markets Bond Portfolio
Franklin Income Securities Fund                            PIMCO VIT Global Bond Portfolio (Unhedged)
Franklin Templeton VIP Founding Funds Allocation Fund      PIMCO VIT High Yield Portfolio
Franklin U.S. Government Fund                              PIMCO VIT Real Return Portfolio
Franklin Zero Coupon Fund 2010                             PIMCO VIT Total Return Portfolio
Templeton Global Income Securities Fund                    AZL Money Market Fund
AZL Fusion Balanced Fund                                   AZL TargetPLUS Balanced Fund
AZL Fusion Growth Fund                                     AZL TargetPLUS Growth Fund
AZL Fusion Moderate Fund                                   AZL TargetPLUS Moderate Fund
PIMCO VIT All Asset Portfolio                              AZL Van Kampen Equity and Income Fund



We will only allow you to make allocations and transfers to and from Group A and Group B Investment Options as long as you do not exceed these limitations. In addition, on each Quarterly Anniversary we will automatically readjust your balance in the Investment Options to return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments. This readjustment applies to all of your selected Investment Options and not just the ones that are in Group A or Group B. If you add the Lifetime Plus Benefit or the Lifetime Plus II Benefit to your Contract after the Issue Date, we will ask you to reallocate your Contract Value to comply with these restrictions. We will not allow you to add the Lifetime Plus Benefit or the Lifetime Plus II Benefit to your Contract until you have reallocated your Contract Value to comply with these restrictions. These Investment Option allocation and transfer restrictions will terminate when the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates.


We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.

TAXATION OF LIFETIME PLUS PAYMENTS
Lifetime Plus Payments that you receive before your Contract Value is fully depleted will be treated as withdrawals for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out

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                                       64


and are generally considered to be a return of your investment and are not subject to income tax. While tax law is not entirely clear as to the proper tax treatment, we intend to treat Lifetime Plus Payments that you receive on or after your Contract Value has been fully depleted as Annuity Payments under a Full Annuitization. For Qualified Contracts, the entire Lifetime Plus Payment will most likely be subject to ordinary income tax. In addition, Lifetime Plus Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax. Lifetime Plus Payments are not subject to a withdrawal charge.

TERMINATION OF THE LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT
Before you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit, it will terminate upon the earliest of the following.
o The Business Day we process your request to remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from the Contract (the rider termination date).
o    The date of death of all Covered Persons.
o    The older Covered Person's 91st birthday.
o    The Business Day before the Income Date that you take a Full Annuitization.
o    The Business Day we process your request for a full withdrawal.
o    Contract termination.

ON AND AFTER THE BENEFIT DATE THAT YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT, IT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day you take an Excess Withdrawal of the entire Contract Value. (If you take an Excess Withdrawal that reduces Lifetime Plus Payments to a level at which we are unable to structure the Lifetime Plus Payment so that it is at least $100, then you must take an Excess Withdrawal of the entire Contract Value.)
o    The Business Day before the Income Date that you take a Full Annuitization.
o For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.
o For single Lifetime Plus Payments when the Contract is jointly owned and the Joint Owners are not spouses, the date of death of any Joint Owner.
o For single Lifetime Plus Payments when the Contract is jointly owned by spouses, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse who is also the Covered Person continues the Contract, the Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate on the date of death of the Covered Person.
o For joint Lifetime Plus Payments, the date of death of both Covered Persons. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive the death benefit, then Lifetime Plus Payments will stop and the Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.
o    Contract termination.


--------------------------------------------------------------------------------
12. OTHER OPTIONAL BENEFITS QUARTERLY VALUE DEATH BENEFIT
The Quarterly Value Death Benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. It provides a death benefit during the Accumulation Phase based on the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value that occurred on any Quarterly Anniversary before age 91, adjusted for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. The Quarterly Value Death Benefit is only available at issue and it carries an additional M&E charge.

THE DEATH BENEFIT PROVIDED BY THE QUARTERLY VALUE DEATH BENEFIT WILL NEVER BE LESS THAN THE TRADITIONAL DEATH BENEFIT THAT IS AVAILABLE UNDER THE BASE CONTRACT, BUT THEY MAY BE EQUAL. ONCE YOU SELECT THE QUARTERLY VALUE DEATH BENEFIT YOU CANNOT CANCEL IT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE QUARTERLY VALUE DEATH BENEFIT AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

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Under the Quarterly Value Death Benefit the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.

1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option.
2. The Quarterly Anniversary Value. We determine the Quarterly Anniversary Value as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix B.

* Please see section 10, Death Benefit for details on what we consider to be due proof of death.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT ONLY AS THE BONUS BECOMES VESTED. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.

NOTE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II
BENEFIT: If you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit, then on and after the Benefit Date:
o each Lifetime Plus Payment and any Excess Withdrawal will reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Excess Withdrawal you take; and
o the additional M&E charge associated with the Quarterly Value Death Benefit will continue as long as the Quarterly Anniversary Value is greater than zero.

THE QUARTERLY VALUE DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST THE
FOLLOWING.
o    The Business Day before the Income Date that you take a Full Annuitization.
o The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
o    Contract termination.


BONUS OPTION
The Bonus Option is designed for Owners who believe that the return on the investment of the bonus in the Investment Options will at least offset the additional costs associated with the Bonus Option. This option provides a 6% bonus on each Purchase Payment we receive before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). The Bonus Option is only available at issue and it carries an additional M&E charge and a higher and longer withdrawal charge schedule. ONCE YOU SELECT THE BONUS OPTION, YOU CANNOT CANCEL IT. THE BONUS OPTION IS NOT AVAILABLE WITH THE SHORT WITHDRAWAL CHARGE OPTION.


THE BONUS MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE BONUS OPTION. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE BONUS OPTION AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.

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                                       66


We will credit the bonus to your Contract subject to the following terms.
1) Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. Bonus amounts are included in the calculation of the portion of any guaranteed benefits that are based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments, such as the 5% Annual Increase under the Lifetime Plus Benefit (including the Enhanced 10-Year Value), the Highest Annual Increase under the Lifetime Plus II Benefit (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value) or the portion of the Traditional Death Benefit that is based on total Purchase Payments. The vesting schedule is as follows.

                                   NUMBER OF COMPLETE
                              YEARS SINCE WE RECEIVED YOUR        VESTING
                                    PURCHASE PAYMENT            PERCENTAGE
                                           0                        0%
                                           1                       35%
                                           2                       70%
                                            3+                    100%

2) All bonus amounts and any gains or losses attributable to such amounts are treated as earnings under the Contract and are treated as such for purposes of the withdrawal charge as well as for tax purposes.
3) All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.
4) If the Contract is owned by a non-individual, then the age of the Annuitant will be used to determine whether a bonus applies.

We pay all bonus amounts from the general account assets of Allianz Life.

We deduct Contract charges from the Bonus Value of your Contract, which is the total Contract Value and any unvested bonus amounts. If you cancel your Contract during the free look/right to examine period, or if you take a withdrawal, take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your bonus. Since charges will have been assessed against the Bonus Value of your Contract, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or had not selected the Bonus Option. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the M&E charge) associated with the Bonus Option.


SHORT WITHDRAWAL CHARGE OPTION
The Short Withdrawal Charge Option is designed for Owners who are concerned with short-term liquidity. This option shortens the withdrawal charge period for your Contract from seven years to four years (for more information, see section 6, Expenses - Withdrawal Charge). The Short Withdrawal Charge Option is only available at issue, it only applies during the Accumulation Phase of the Contract and it carries an additional M&E charge. ONCE YOU SELECT THE SHORT WITHDRAWAL CHARGE OPTION, YOU CANNOT CANCEL IT. THE SHORT WITHDRAWAL CHARGE OPTION IS NOT AVAILABLE IF YOU SELECT EITHER THE BONUS OPTION OR NO WITHDRAWAL CHARGE OPTION.


BECAUSE THE SHORT WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO TAKE A WITHDRAWAL DURING THE FIFTH THROUGH SEVENTH COMPLETE YEARS FOLLOWING OUR RECEIPT OF YOUR PURCHASE PAYMENT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE SHORT WITHDRAWAL CHARGE OPTION AND BE SURE TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION.

NO WITHDRAWAL CHARGE OPTION
Owners can eliminate withdrawal charges under their Contract by selecting the No Withdrawal Charge Option at issue. This option carries an additional M&E charge. Contracts with the No Withdrawal Charge Option require a higher initial Purchase Payment than all other types of Allianz Vision Contracts (for example, $25,000 rather than $10,000). Once you select the No Withdrawal Charge Option, you cannot cancel it.

If you select the No Withdrawal Charge Option, then you also must select the Lifetime Plus Benefit or the Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract. The No Withdrawal Charge Option is not available with the Bonus Option or with the Short Withdrawal Charge Option.

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NOTE: YOU CANNOT SELECT THE LIFETIME PLUS BENEFIT IF THE OLDER COVERED PERSON IS
AGE 81 OR OLDER AND YOU CANNOT SELECT THE LIFETIME PLUS II BENEFIT IF THE OLDER COVERED PERSON IS AGE 76 OR OLDER. THEREFORE, IF YOU ARE UNABLE TO MEET THESE
AGE RESTRICTIONS, THE NO WITHDRAWAL CHARGE OPTION WILL NOT BE AVAILABLE TO YOU.


BECAUSE THE NO WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO WITHDRAW A PURCHASE PAYMENT DURING THE FIRST SEVEN YEARS AFTER WE RECEIVE IT. ALSO, BECAUSE THE NO WITHDRAWAL CHARGE OPTION REQUIRES YOU TO SELECT THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO EXERCISE THIS REQUIRED BENEFIT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE NO WITHDRAWAL CHARGE OPTION, AND TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION.



--------------------------------------------------------------------------------
13. OTHER INFORMATION ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. One of these selling firms, Questar Capital Corporation, is our affiliate. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an

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Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected not to exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o    marketing services and increased access to registered representatives;
o    sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o    the cost of client meetings and presentations; and
o    other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o    the broker/dealer firm's registered representative and customer profiles;
     and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation

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                                       69


and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
Delaware Valley Financial Services, LLC (DVFS or the Allianz Service Center) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life, and is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by our Service Center include:
o    issuance and maintenance of the Contracts,
o    maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o    routine customer service including:
     -    responding to Owner correspondence and inquiries,
     -    processing of Contract changes,
     -    processing withdrawal requests (both partial and total), and
     -    processing annuitization requests.

Historically, we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, Allianz Life Financial has paid DVFS $73,240,405.82 for performing administrative services regarding the Contracts.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies from time to time, are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.


--------------------------------------------------------------------------------
14.   GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

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                                       70


5% ANNUAL INCREASE - an amount used to determine the benefit base under the optional Lifetime Plus Benefit.


ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BASE CONTRACT - the Contract corresponding to this prospectus that does not include any optional benefits.

BENEFICIARY - unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.


BENEFIT ANNIVERSARY - a 12-month anniversary of the Benefit Date in which you exercised the Lifetime Plus Benefit or Lifetime Plus II Benefit. If the Benefit Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.


BENEFIT DATE - the date you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit and Lifetime Plus Payments begin. It is also the date we establish the initial Lifetime Plus Payment. This date must be the 1st or 15th of a calendar month.

BENEFIT YEAR - any period of 12 months commencing with the Benefit Date and each Benefit Anniversary thereafter.

BONUS OPTION - an optional benefit that may be available under this Contract for selection at issue. If you select the Bonus Option, you will receive a 6% bonus on Purchase Payments we receive before the older Owner's 81st birthday. The bonus is subject to a three-year vesting schedule, it carries an additional M&E Charge and a higher and longer withdrawal charge schedule. The bonus amounts are included in the calculation of the portions of any guaranteed benefits that is based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments.

BONUS VALUE - this is the total value of a Contract that includes the bonus. On any Business Day it is the equal to the sum of the values of your Investment Options including unvested bonus amounts, i.e., the total Contract Value and any unvested bonus amounts.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.


CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.


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                                       71


CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Options. It does not include amounts applied to Annuity Payments. If you have a Contract with the Bonus Option, Contract Value will only include any vested bonus amounts; it will not include any unvested bonus amounts.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

COVERED PERSON(S) - the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under the Lifetime Plus Benefit or the Lifetime Plus II Benefit.

ENHANCED 5% ANNUAL INCREASE - an amount used to determine the benefit base under the optional Lifetime Plus II Benefit.

ENHANCED 10-YEAR VALUE - an amount used to determine the benefit base under the Lifetime Plus Benefit and the Lifetime Plus II Benefit.

EXCESS WITHDRAWAL - for Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit, this is an additional withdrawal you take while you are receiving Lifetime Plus Payments.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. Once you take a Full Annuitization, you cannot take any additional Partial Annuitizations. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

HIGHEST ANNUAL INCREASE - an amount used to determine the benefit base under the Lifetime Plus II Benefit. The Highest Annual Increase is equal to the greatest of any Enhanced 5% Annual Increase.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

INVESTMENT OPTIONS - the variable Investment Options available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

LIFETIME PLUS BENEFIT - an optional benefit that may be available under this Contract for selection at or after Contract issue. The Lifetime Plus Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge.

LIFETIME PLUS II BENEFIT - an optional benefit that may be available under the Contract for selection at or after Contract issue. The Lifetime Plus II Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge. In contrast to the Lifetime Plus Benefit, this optional benefit has a lower maximum issue age for Owners and Covered Persons, and the benefit base may be based on an amount that automatically locks in the Contract Value on each Contract Anniversary (if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date), grows that Contract Value at 5%, and doubles that Contract Value after the ten Contract Anniversaries.

LIFETIME PLUS PAYMENT - the payment we make to you under the Lifetime Plus Benefit or the Lifetime Plus II Benefit. Lifetime Plus Payments are based on the benefit base, the age(s) of the Covered Person(s), and whether you selected single or joint Lifetime Plus Payments.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

NO WITHDRAWAL CHARGE OPTION - an optional benefit that may be available under this Contract for selection at issue. The No Withdrawal Charge Option eliminates the seven-year withdrawal charge period on the Base Contract. The No Withdrawal Charge Option requires a minimum initial Purchase Payment of $25,000 and you must select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue and you may not remove it from your Contract. The

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                                       72


combination of the No Withdrawal Charge Option and the Lifetime Plus Benefit or Lifetime Plus II Benefit carries an additional M&E Charge.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract. If you have a Contract with the Bonus Option, references to Purchase Payments do not include any bonus.

QUARTERLY ANNIVERSARY VALUE - a calculation used in determining the Quarterly Value Death Benefit and the benefit base under the Lifetime Plus Benefit or the Lifetime Plus II Benefit.

QUARTERLY ANNIVERSARY - the day that occurs three, six, and nine calendar months after the Issue Date or any Contract Anniversary. Quarterly Anniversaries also include Contract Anniversaries. If the Quarterly Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

QUARTERLY VALUE DEATH BENEFIT - an optional benefit that may be available under this Contract for selection at issue. The Quarterly Value Death Benefit is intended to provide an increased death benefit and it carries an additional M&E Charge.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code [(for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts)]. Currently, we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) Contracts and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and phone number are listed at the back of this prospectus.

SHORT WITHDRAWAL CHARGE OPTION- an optional benefit that may be available under this Contract for selection at issue. The Short Withdrawal Charge Option shortens the withdrawal charge period on the Base Contract from seven years to four years and it carries an additional M&E Charge.

TRADITIONAL DEATH BENEFIT - the death benefit provided by the Base Contract.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.

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                                       73



--------------------------------------------------------------------------------
15.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ LIFE..........................................2
EXPERTS...............................................2
LEGAL OPINIONS........................................2
DISTRIBUTOR...........................................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3
FEDERAL TAX STATUS....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................5
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................6
ANNUITY PROVISIONS....................................6
    Annuity Units/Calculating Annuity Payments........7
MORTALITY AND EXPENSE RISK GUARANTEE..................7
FINANCIAL STATEMENTS..................................7



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                                       74


--------------------------------------------------------------------------------
16. PRIVACY NOTICE

A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (JANUARY 2007)

PRIVACY NOTICE REVISIONS:
Our privacy and security policies have not changed since the last time we issued our privacy notice.

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

WE COLLECT INFORMATION ABOUT YOU. THIS INCLUDES:
o INFORMATION FROM YOU - from forms such as applications, claim forms, or other forms.
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US - such as your account balances and payment history.
o INFORMATION FROM THIRD PARTIES - including your doctor(s) and insurance agent, as well as consumer reporting agencies.

WE MAY DISCLOSE INFORMATION ABOUT YOU:
We disclose information such as your name, address, and policy information:
o TO OUR SERVICE PROVIDERS. Information may be shared with persons or companies who collect premiums, investigate claims or administer benefits.
o TO AFFILIATED AND NONAFFILIATED COMPANIES. Information may be shared with such companies who service your policy(s).
o AS PERMITTED OR REQUIRED BY LAW. Information may be shared with government and law enforcement agencies.
o IN OTHER CIRCUMSTANCES. We provide information to other persons or companies in order to issue or service your policy. These include medical providers, your insurance agent, and consumer reporting agencies. Consumer reporting agencies may retain your information and disclose it to others.

WE DO NOT DISCLOSE YOUR INFORMATION FOR MARKETING PURPOSES: For this reason, no "opt-in" or "opt-out" selection is required.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:
We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information.

INFORMATION ABOUT OUR FORMER CUSTOMERS:
We secure the information we retain about our former customers. Any disclosure of that information must be as described in this notice. We do not disclose information about our former customers except as allowed or required by law.

ACCESS AND/OR CORRECTION OF YOUR INFORMATION:
You have a right to access and request correction of your information that is retained by us. Such requests must be made to us in writing. We will respond to your request within 30 days. Access rights do not apply to information collected for (1) claim process; or (2) civil or criminal proceedings.

NOTIFICATION OF CHANGE:
If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ CONTACT INFORMATION:
If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

    Allianz Life Insurance Company of North America
    PO Box 1344
    Minneapolis, MN 55440-1344


ALLIANZ FAMILY OF COMPANIES:
o   Allianz Life Insurance Company of North America
o   Allianz Life Financial Services, LLC(TM)
                                                       M40018 (R-1/2007)


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                                       75



--------------------------------------------------------------------------------

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


                                     ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                        TOTAL ANNUAL
                                     FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                       OPERATING
                               ---------------------------------------------------------------                   EXPENSES
                               ---------------------------------------------------------------   AMOUNT OF        AFTER
                                                                            ACQUIRED            CONTRACTUAL    CONTRACTUAL
                                               RULE                         FUND FEES           FEE WAIVERS    FEE WAIVERS
                                 MANAGEMENT    12B-1     SERVICE  OTHER     AND                     AND         OR EXPENSE
INVESTMENT OPTION                   FEES       FEES*      FEES    EXPENSES  EXPENSES  TOTAL    REIMBURSEMENTS   REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
AIM
-----------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity        .90        .25        -        .30          -     1.45              -           1.45
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
-----------------------------------------------------------------------------------------------------------------------------
AZL LMP Large Cap Growth            .80        .25        -        .14          -     1.19              -           1.19
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA
-----------------------------------------------------------------------------------------------------------------------------
AZL Columbia Technology             .82        .25        -        .26          -     1.33              -           1.33
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
DAVIS
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75          -        -        .12          -     .87               -            .87
Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75        .25        -        .12          -     1.12              -           1.12
Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Financial                  .75          -        -        .09          -     .84               -            .84
Portfolio(5)
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity         .79        .25        -        .15          -     1.19              -           1.19
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90          -        -        .20          -     1.10              -           1.10
Value Fund - Class
1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90        .25        -        .20          -     1.35              -           1.35
Value Fund - Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund -            .17        .25        -        .07          -     .49               -            .49
Class 2(1),(4),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index           .26        .25        -        .07          -     .58               -            .58
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
-----------------------------------------------------------------------------------------------------------------------------
AZL First Trust Target Double       .60        .25        -        .12          -     .97             .18            .79
Play Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
-----------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value        .75        .25        -        .09          -     1.09              -           1.09
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global                     .56        .25        -        .11          -     .92               -            .92
Communications Securities
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin High Income                .55        .25        -        .08          -     .88               -            .88
Securites Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities          .46        .25        -        .01          -     .72               -            .72
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP              .00        .25        -        .13        .69     1.07              -           1.07
Founding Funds Allocation
Fund - Class 2(8)
-----------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund       .49        .25        -        .05          -     .79               -            .79
- Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund           .60          -        -        .07          -     .67               -            .67
2010 - Class 1(3)
-----------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities         .80        .25        -        .23          -     1.28              -           1.28
Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund       .60        .25        -        .21          -     1.06              -           1.06
- Class 2
-----------------------------------------------------------------------------------------------------------------------------

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                                       76


-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Income             .56        .25        -        .16          -     .97               -            .97
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities         .74        .25        -        .04          -     1.03              -           1.03
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
JENNISON
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus            .80        .25        -        .10          -     1.15              -           1.15
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)         .80        .25        -        .14          -     1.19              -           1.19
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)       .85        .25        -        .22          -     1.32            .02           1.30
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)        .75        .25        -        .10          -     1.10              -           1.10
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
-----------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency        .75        .25        -        .14          -     1.14              -           1.14
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
-----------------------------------------------------------------------------------------------------------------------------
AZL NACM International              .85        .25        -        .35          -     1.45              -           1.45
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund(1)         .85        .25        -        .12          -     1.22              -           1.22
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund(1)               .75        .25        -        .15          -     1.15              -           1.15
-----------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio(9)          .80          -        -        .23          -     1.03            .02           1.01
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Developing         1.25        .25        -       1.03          -     2.53            .88           1.65
Markets Fund - Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90          -        -        .19          -     1.09              -           1.09
Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90        .25        -        .19          -     1.34              -           1.34
Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International       .77        .25        -        .38          -     1.40              -           1.40
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80          -        -        .17          -     .97             .02            .95
Fund - Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80        .25        -        .17          -     1.22            .02           1.20
Fund - Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO
-----------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental               .75        .25        -        .19          -     1.19              -           1.19
IndexPLUS Total Return Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio       .18          -      .25        .25        .61     1.29              -           1.29
- Admin. Class(5),(10)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn       .49          -      .25        .25        .03     1.02            .03            .99
Strategy Portfolio - Admin.
Class(2),(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets          .45          -      .15        .40          -     1.00              -           1.00
Bond Portfolio - Admin.
Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond               .25          -      .15        .50          -     .90               -            .90
Portfolio (Unhedged) - Admin.
Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield                .25          -      .15        .35          -     .75               -            .75
Portfolio - Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return               .25          -      .15        .25          -     .65               -            .65
Portfolio -
Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return              .25          -      .15        .25          -     .65               -            .65
Portfolio - Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
-----------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)            .35        .25        -        .09          -     .69               -            .69
-----------------------------------------------------------------------------------------------------------------------------
SCHRODER
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder International         1.00        .25        -        .40          -     1.65              -           1.65
Small Cap Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------

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                                       77


-----------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Balanced             .52        .25        -        .12          -     .89               -            .89
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund(1)       .60        .25        -        .12          -     .97             .18            .79
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Growth               .52        .25        -        .12          -     .89               -            .89
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Moderate             .52        .25        -        .12          -     .89               -            .89
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
TURNER
-----------------------------------------------------------------------------------------------------------------------------
AZL Turner Quantitative Small       .85        .25        -        .14          -     1.24              -           1.24
Cap Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock             .73        .25        -        .10          -     1.08              -           1.08
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and           .75        .25        -        .11          -     1.11              -           1.11
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global               .95        .25        -        .12          -     1.32              -           1.32
Franchise Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real          .90        .25        -        .30          -     1.45            .10           1.35
Estate Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and           .75        .25        -        .16          -     1.16              -           1.16
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid Cap Growth       .82        .25        -        .14          -     1.21              -           1.21
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (6).

(1) Allianz Life Advisers, LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2008. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3) The Fund administration fee is paid indirectly through the management fee.
(4) The Investment Option commenced operations under this Contract as of May 1, 2007. Therefore, the expenses shown are estimated for the current calendar year.
(5) We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at an annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(6) The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(7) Not currently available.
(8) Other expenses are estimated, except for the administration fee, which is based on the contractual amount of 0.10% per year of the fund's average daily net assets. Because fund shares are held by a limited number of insurance company accounts, substantial withdrawals by one or more insurance companies could reduce fund assets, causing total fund expenses to become higher. Acquired fund fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2006. While the maximum contractual amount payable under the fund's Class 2 Rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the fund's board of trustees has set the current rate at 0.25% per year through April 30, 2008.
(9) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.

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  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------

(10) Acquired fund fees and expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the Institutional shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
This table describes, in detail, the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

                                                                                                            TOTAL ANNUAL
                             ANNUAL INVESTMENT OPTION OPERATING                                             OPERATING
                             EXPENSES BEFORE FEE WAIVERS OR                                                 EXPENSES AFTER
                             EXPENSE REIMBURSEMENTS                                                         AMOUNT OF
                             -------------------------------------- ACQUIRED    TOTAL       CONTRACTUAL     CONTRACTUAL
                                         RULE                       FUND FEES   ANNUAL      FEE WAIVERS     FEE WAIVERS
                             MANAGEMENT  12B-1    OTHER             AND         OPERATING       AND         OR EXPENSE
INVESTMENT OPTION               FEES     FEES*   EXPENSES    TOTAL  EXPENSES(2) EXPENSES   REIMBURSEMENTS   REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced Fund(1)      .20%      -%       .10%     .30%       .92%      1.22%         -%            1.22%
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1)       .20       -        .06      .26       1.11       1.37           -            1.37
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate Fund(1)     .20       -        .07      .27       1.00       1.27           -            1.27
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1) Allianz Life Advisers, LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least April 30, 2008. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees.


--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX B - QUARTERLY ANNIVERSARY VALUE CALCULATION AND EXAMPLES
If your Contract includes the Quarterly Value Death Benefit and/or either the Lifetime Plus Benefit or the Lifetime Plus II Benefit, we will calculate a Quarterly Anniversary Value under each of these optional benefits. While the Quarterly Anniversary Value under these benefits uses the same general formula, they could result in different amounts if you select two of these benefits but add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract after the Issue Date. However, if you select two of these benefits on the Issue Date, then Quarterly Anniversary Values under each optional benefit will be the same.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT


We only calculate the Quarterly Anniversary Value during the Accumulation Phase before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit. WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit or Lifetime Plus II Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Quarterly Anniversary Value will cease to exist and neither the Lifetime Plus Benefit nor the Lifetime Plus II Benefit will be available to you.


If the rider effective date is the Issue Date, the Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value on the rider effective date is equal to the Contract Value on that date.

On each Business Day we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Quarterly Anniversary the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE QUARTERLY VALUE DEATH BENEFIT
WE ONLY CALCULATE THE QUARTERLY ANNIVERSARY VALUE UNTIL THE BUSINESS DAY DURING WHICH WE RECEIVE, IN GOOD ORDER AT OUR SERVICE CENTER, BOTH DUE PROOF OF DEATH AND AN ELECTION OF THE DEATH BENEFIT PAYMENT OPTION.

IF YOUR CONTRACT INCLUDES THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT, THEN ON AND AFTER THE BENEFIT DATE (THE DATE YOU BEGIN TO RECEIVE LIFETIME PLUS PAYMENTS) EACH LIFETIME PLUS PAYMENT AND ANY EXCESS WITHDRAWALS WILL REDUCE THE QUARTERLY ANNIVERSARY VALUE PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN (INCLUDING ANY WITHDRAWAL CHARGE).

The Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date.

On each Business Day we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals include Lifetime Plus Payments and Excess Withdrawals.


On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following calculation.


--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------

On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

Beginning with the Quarterly Anniversary that occurs on or after the older Owner's 91st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) we calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary.


ANY WITHDRAWALS (INCLUDING LIFETIME PLUS PAYMENTS AND EXCESS WITHDRAWALS) AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

EXAMPLES OF THE QUARTERLY ANNIVERSARY VALUE CALCULATIONS
This example shows how we calculate the Quarterly Anniversary Value under the Lifetime Plus Benefit, the Lifetime Plus II Benefit, and the Quarterly Value Death Benefit.

o You purchase a Contract with an initial Purchase Payment of $100,000. You select the Lifetime Plus II Benefit and the Quarterly Value Death Benefit at issue. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.


                                                            CONTRACT VALUE   QUARTERLY ANNIVERSARY VALUE
                                                       ------------------- -----------------------------
        On the Issue Date                                    $100,000                $100,000
        End of 1st Quarter, 1st Contract Year                 $98,000                $100,000
        End of 2nd Quarter, 1st Contract Year                $102,000                $102,000
        End of 3rd Quarter, 1st Contract Year                $104,000                $104,000
        1st Contract Anniversary                             $103,000                $104,000
        End of 1st Quarter, 2nd Contract Year                $106,000                $106,000

o On the Issue Date, the Quarterly Anniversary Value is equal to total Purchase Payment ($100,000).
o At the end of the Contract's first Quarter, the Contract Value had decreased to $98,000, which is less than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was not increased.
o At the end of the Contract's second Quarter, the Contract Value had increased to $102,000, which is greater than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the end of the Contract's third Quarter, the Contract Value had increased to $104,000, which is greater than the previous Quarterly Anniversary Value ($102,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the first Contract Anniversary, the Contract Value had decreased to $103,000, which is less than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was not increased.
o At the end of the first Quarter of the second Contract Year, the Contract Value had increased to $106,000, which is greater than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE QUARTERLY ANNIVERSARY VALUE

o Continuing the assumptions from the previous example, except that you take a partial withdrawal (including the withdrawal charge) of $9,000 in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $103,000.


    THE QUARTERLY ANNIVERSARY VALUE WILL BE ADJUSTED FOR THE PARTIAL WITHDRAWAL
AS FOLLOWS:
        The previous Quarterly Anniversary Value...........................................................$104,000.00
        Reduced proportionately by the percentage of Contract Value
           withdrawn ($9,000 / $103,000) =  0.08738 x $104,000 = ........................................-    9,087.38
                                                                                                         -------------
    The Quarterly Anniversary Value after the partial withdrawal..........................................$  94,912.62
                                                                                                          ============


o This Quarterly Anniversary Value will remain in effect until at least the next Quarterly Anniversary unless you take another partial withdrawal.

--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX C - CALCULATIONS AND EXAMPLES OF THE 5% ANNUAL INCREASE AND ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS BENEFIT

CALCULATING THE 5% ANNUAL INCREASE
We only calculate the 5% Annual Increase before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE 5% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 5% Annual Increase will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you select the Lifetime Plus Benefit at issue, the 5% Annual Increase on the Issue Date is the Purchase Payments received on the Issue Date. If you select the Lifetime Plus Benefit after issue, or upon a reset of the 5% Annual Increase, the 5% Annual Increase on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we increase the 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce the 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we process any increase or decrease to the 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or, if applicable, the first Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following:
    b + [1.05 x (a - b)]
    where:
      a = The 5% Annual Increase as of the immediately preceding Business Day. b = Purchase Payments* received during the last Contract Year. However, if you selected the Lifetime Plus Benefit at issue and you did not reset the 5% Annual Increase, we will exclude any Purchase Payments received within 90 days of the Issue Date.

On the second through ninth Contract Anniversaries (or, if applicable, on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following.
    d + [1.05 x (c - d + (0.05 x e))]
    where:
      c = The 5% Annual Increase as of the immediately preceding Business Day. d = Purchase Payments* received during the last Contract Year.
      e = Purchase Payments* received during the Contract Year that began two years ago. However, if you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the second Contract Anniversary we may exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

On each Business Day on or after the tenth Contract Anniversary (or, if applicable, on or after the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) the 5% Annual Increase is equal to the Enhanced 10-Year Value and THE 5% ANNUAL INCREASE WILL NEVER EXCEED THE ENHANCED 10-YEAR VALUE.

--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------

CALCULATING THE ENHANCED 10-YEAR VALUE
We only calculate the Enhanced 10-Year Value before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 10-Year Value will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you select the Lifetime Plus Benefit at issue and you do not reset the 5% Annual Increase, then the Enhanced 10-Year Value on the Issue Date is two times the Purchase Payments received on the Issue Date. If you select the Lifetime Plus Benefit after issue or if you reset the 5% Annual Increase, then the Enhanced 10-Year Value on the rider effective date or reset anniversary, as applicable, is two times the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day, we increase the Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce the Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you select the Lifetime Plus Benefit at issue and do not reset the 5% Annual Increase, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to the following.
o    The Enhanced 10-Year Value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
o Plus any additional Purchase Payments received on the first Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

On the second through tenth Contract Anniversaries (or, if applicable, on the first through tenth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) we calculate the Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries of the Issue Date (or, if applicable, on the eleventh and later Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) the Enhanced 10-Year Value is equal to the following.
o    The Enhanced 10-Year Value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
o Plus any additional Purchase Payments received on the current Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE LIFETIME PLUS BENEFIT AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from the 5% Annual Increase and the Enhanced 10-Year Value.

If you reset the 5% Annual Increase, we will change the M&E charge for the Lifetime Plus Benefit and payment type (single life or joint life) to equal the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary IF THIS AMOUNT DIFFERS FROM THE CURRENT M&E CHARGE ON YOUR CONTRACT.

--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------

EXAMPLES OF THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE CALCULATION
o You purchase a Contract with the Lifetime Plus Benefit. You make an initial Purchase Payment of $50,000 on the Issue Date. You make a second Purchase Payment of $50,000 during the third month of the Contract, and you make a third Purchase Payment of $50,000 during the second Contract Year.

                                        5% ANNUAL        ENHANCED      5% ANNUAL INCREASE USED TO
                                        INCREASE      10-YEAR VALUE    DETERMINE THE BENEFIT BASE
Issue Date                              $ 50,000        $100,000               $ 50,000
The Business Day we receive the
    second Purchase Payment in the
    third month                         $100,000        $150,000               $100,000
First Contract Anniversary              $105,000        $200,000               $105,000
The Business Day we receive the
    third Purchase Payment in the
    second Contract Year                $155,000        $250,000               $155,000
Second Contract Anniversary             $160,250        $250,000               $160,250
Third Contract Anniversary              $170,888        $250,000               $170,888
Fourth Contract Anniversary             $179,432        $250,000               $179,432
Fifth Contract Anniversary              $188,403        $250,000               $188,403
Sixth Contract Anniversary              $197,824        $250,000               $197,824
Seventh Contract Anniversary            $207,715        $250,000               $207,715
Eighth Contract Anniversary             $218,101        $250,000               $218,101
Ninth Contract Anniversary              $229,006        $250,000               $229,006
Tenth Contract Anniversary              $240,456        $250,000               $250,000
11th Contract Anniversary                               $250,000               $250,000
12th Contract Anniversary                               $300,000               $300,000

o On the Issue Date, the 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000) and the Enhanced 10-Year Value is equal to twice the Purchase Payment received on the Issue Date (2 x $50,000 = $100,000).

o During the third month, on the Business Day we receive the second Purchase Payment, we add that payment to both the 5% Annual Increase ($50,000 + $50,000 = $100,000) and the Enhanced 10-Year Value ($100,000 + $50,000 =
    $150,000).

o On the first Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire 5% Annual Increase amount (1.05 x $100,000 = $105,000) and we add the second Purchase Payment to the Enhanced 10-Year Value again, thereby doubling that payment ($150,000 + $50,000 = $200,000).

o During the second Contract Year, on the Business Day we receive the third Purchase Payment, we add that payment to both the 5% Annual Increase ($105,000 + $50,000 = $155,000) and the Enhanced 10-Year Value ($200,000 +
    $50,000 = $250,000).

o On the second Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. HOWEVER, SINCE WE HAVE NOT HAD THE THIRD PURCHASE PAYMENT FOR AN ENTIRE CONTRACT YEAR, WE DO NOT APPLY THE 5% COMPOUNDING TO THE THIRD PURCHASE PAYMENT ((1.05 x ($155,000 - $50,000)) + $50,000 = $160,250). IN
    ADDITION, WE WILL NOT DOUBLE THE THIRD PURCHASE PAYMENT UNDER THE ENHANCED 10-YEAR VALUE UNTIL WE HAVE HAD IT FOR TEN FULL CONTRACT YEARS, so the Enhanced 10-Year Value remains at $250,000 on the second Contract Anniversary.

o On the third Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. BECAUSE WE HAVE HAD THE THIRD PURCHASE PAYMENT FOR ONE FULL CONTRACT YEAR WE NOW APPLY 5% COMPOUNDING TO THE PAYMENT FOR BOTH THE THIRD CONTRACT ANNIVERSARY AND THE SECOND CONTRACT ANNIVERSARY (1.05 x ($160,250 + (0.05 x $50,000)) = $170,888). The Enhanced 10-Year Value remains unchanged on the third Contract Anniversary.

o On the fourth through ninth Contract Anniversaries we apply the 5% compounding to the 5% Annual Increase. The Enhanced 10-Year Value remains unchanged during this period because it has been less than ten full Contract Years

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    since we received the third Purchase Payment. On each of these Contract
    Anniversaries the 5% Annual Increase does not exceed the Enhanced 10-Year Value.

o On the tenth Contract Anniversary the 5% Annual Increase is equal to the Enhanced 10-Year Value ($250,000).
o ON THE 12TH CONTRACT ANNIVERSARY WE HAVE NOW HAD THE THIRD PURCHASE PAYMENT FOR TEN FULL CONTRACT YEARS, SO WE ADD THE THIRD PAYMENT TO THE ENHANCED 10-YEAR VALUE AGAIN, THEREBY DOUBLING THAT PAYMENT ($250,000 + $50,000 = $300,000).

EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE
This example is intended to show why, if you make a large additional Purchase Payment to the Contract, you may be able to access a higher benefit base under the Lifetime Plus Benefit if you instead apply the Purchase Payment to a new Contract.

Assume you purchase a contract with the Lifetime Plus Benefit. You make an initial Purchase Payment of $100,000 on the Issue Date and you make a second Purchase Payment of $100,000 during the second Contract Year and you do not reset the 5% Annual Increase. On the tenth Contract Anniversary the Enhanced 10-Year Value would be $300,000 (twice the initial Purchase Payment, plus the second Purchase Payment; we would not yet have doubled the second payment because we have not had it for ten full Contract Years) and we guarantee that the benefit base used to calculate Lifetime Plus Payments as of the tenth Contract Anniversary would be at least $300,000.

Suppose instead you purchase one Contract with the Lifetime Plus Benefit with an initial Purchase Payment of $100,000. Two years later you purchase a second Contract with the Lifetime Plus Benefit with an initial Purchase Payment of $100,000 instead of applying this $100,000 to the first Contract as an additional payment. On the tenth Contract Anniversary after you purchased the first Contract the 5% Annual Increase would equal $200,000 (the Enhanced 10-Year Value) for that Contract and the 5% Annual Increase on the second Contract would be $147,746 ($100,000 compounded by 5% for eight years). We guarantee that the total benefit base for both Contracts at this time be at least $347,746, which is more than would have been available to you if you had made two Purchase Payments to one single Contract. However, if you waited until the 12th Contract Anniversary after you made the first Purchase Payment the total 5% Annual Increase under both scenarios would be $400,000 because we would have all the Purchase Payments for at least ten full Contract Years and the payments would, therefore, have doubled.

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--------------------------------------------------------------------------------
APPENDIX D - CALCULATIONS AND EXAMPLES OF THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT

On each Contract Anniversary before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus II Benefit or take a Full Annuitization, we automatically reset the Enhanced 5% Annual Increase if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date.

If we automatically reset your Enhanced 5% Annual Increase, we will establish an additional Enhanced 5% Annual Increase on the reset anniversary equal to the Contract Value as of the reset anniversary and we will establish an additional Enhanced 10-Year Value on the reset anniversary equal to twice the Contract Value as of the reset anniversary.

All previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values continue to be calculated and are used in determining the Highest Annual Increase.
CALCULATING THE ENHANCED 5% ANNUAL INCREASE
We only calculate Enhanced 5% Annual Increases before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus II Benefit or take a Full Annuitization. WE NO LONGER CALCULATE ENHANCED 5% ANNUAL INCREASES BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus II Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 5% Annual Increases will cease to exist and the Lifetime Plus II Benefit will no longer be available to you.

If you select the Lifetime Plus II Benefit at issue, the Enhanced 5% Annual Increase established on the Issue Date is the Purchase Payment received on the Issue Date. If you select the Lifetime Plus II Benefit after issue, or upon a reset of the Enhanced 5% Annual Increase, the Enhanced 5% Annual Increase established on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we increase each Enhanced 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we process any increase or decrease to each Enhanced 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or, if applicable, the first Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following:
    b + [ 1.05 x (a - b) ]
    where:
  a = the Enhanced 5% Annual Increase as of the immediately preceding Business Day, and
  b = Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date, then we will exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

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On the second through ninth Contract Anniversaries (or, if applicable, on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following.
    d + [ 1.05 x (c - d + (0.05 x e)) ]
    where:
      c = the Enhanced 5% Annual Increase as of the immediately
          preceding Business Day,
      d = Purchase Payments* received during the last Contract Year,
          and
      e = Purchase Payments* received during the Contract Year that began two years ago. However, if you elected the Lifetime Plus II Benefit at issue, then on the second Contract Anniversary we will exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

If the Rider Effective Date is the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Issue Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If the Rider Effective Date occurs after the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Rider Effective Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If an automatic reset has occurred, then on each Business Day on or after the tenth Contract Anniversary that occurs after the reset anniversary the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

EACH ENHANCED 5% ANNUAL INCREASE WILL NEVER EXCEED THE ENHANCED 10-YEAR VALUE THAT WAS ESTABLISHED ON THE SAME DATE.

CALCULATING THE ENHANCED 10-YEAR VALUE
We only calculate each Enhanced 10-Year Value before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus II Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIEST OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus II Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, all previously established Enhanced 10-Year Values will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you select the Lifetime Plus II Benefit at issue, the Enhanced 10-Year Value established on the Issue Date is twice the Purchase Payments received on the Issue Date. If you select the Lifetime Plus II Benefit after issue or upon a reset of the Enhanced 5% Annual Increase, then the Enhanced 10-Year Value established on the rider effective date or reset anniversary is equal to twice the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day other than a Contract Anniversary, we increase each Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you select the Lifetime Plus II Benefit at issue, then on the first Contract Anniversary, the Enhanced 10-Year Value established on the Issue Date is equal to the following.
o    Its value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
o Plus any additional Purchase Payments received on the first Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

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On the second through tenth Contract Anniversaries (or, if applicable, on the first through tenth Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) we calculate each Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries (or, if applicable, on the eleventh and later Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) each Enhanced 10-Year Value is equal to the following.
o    Its value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus II Benefit at issue, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
o Plus any additional Purchase Payments received on the current Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE LIFETIME PLUS II BENEFIT AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE EACH ENHANCED 5% ANNUAL INCREASE AND EACH ENHANCED 10-YEAR VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than an Enhanced 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from that Enhanced 5% Annual Increase and its associated Enhanced 10-Year Value.

If there is an automatic reset of the Enhanced 5% Annual Increase, we will change the additional M&E charge for the Lifetime Plus II Benefit and payment type (single life or joint life) to equal the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary IF THIS AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT.

THE HIGHEST ANNUAL INCREASE
The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.

EXAMPLE OF THE HIGHEST ANNUAL INCREASE
You purchase a Contract with the Lifetime Plus II Benefit. You make an initial Purchase Payment of $50,000 on the Issue Date. You make a second Purchase Payment of $50,000 during the third month of the Contract, and you make a third Purchase Payment of $50,000 during the second Contract Year. The Contract Value on the first Contract Anniversary is $104,000 and the Contract Value on the second Contract Anniversary is $162,000.

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

---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
                                                                         FIRST        SECOND       SECOND
                                                        FIRST RESET    RESET OF      RESET OF     RESET OF
                               INITIAL      INITIAL        OF THE         THE          THE           THE
                              ENHANCED      ENHANCED    ENHANCED 5%    ENHANCED      ENHANCED     ENHANCED      HIGHEST
                              5% ANNUAL     10-YEAR        ANNUAL       10-YEAR     5% ANNUAL      10-YEAR       ANNUAL
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Issue Date                    $ 50,000      $100,000                                                            $ 50,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Immediately after Purchase    $100,000      $150,000                                                            $100,000
Payment in third month
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
First Contract Anniversary    $105,000      $200,000      $104,000     $208,000                                 $105,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Immediately after Purchase
Payment in second Contract    $155,000      $250,000      $154,000     $258,000                                 $155,000
Year
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 2        $160,250      $250,000      $159,200     $258,000      $162,000     $324,000      $162,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 3        $170,888      $250,000      $169,785     $258,000      $172,725     $324,000      $172,725
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 4        $179,432      $250,000      $178,274     $258,000      $181,361     $324,000      $181,361
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 5        $188,403      $250,000      $187,188     $258,000      $190,429     $324,000      $190,429
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 6        $197,824      $250,000      $196,547     $258,000      $199,951     $324,000      $199,951
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 7        $207,715      $250,000      $206,375     $258,000      $209,948     $324,000      $209,948
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 8        $218,101      $250,000      $216,693     $258,000      $220,446     $324,000      $220,446
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 9        $229,006      $250,000      $227,528     $258,000      $231,468     $324,000      $231,468
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 10       $240,456      $250,000      $238,905     $258,000      $243,041     $324,000      $250,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 11       $252,479      $250,000      $250,850     $258,000      $255,193     $324,000      $258,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 12       $265,103      $300,000      $263,392     $308,000      $267,953     $374,000      $374,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------

o On the Issue Date, the initial Enhanced 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000). The initial Enhanced 10-Year Value is equal to two times the Purchase Payment received on the Issue Date ($100,000 = 2 x $50,000).

o During the third month, on the Business Day we receive the additional Purchase Payment, we add that payment to both the initial Enhanced 5% Annual Increase ($100,000 = $50,000 + $50,000) and the initial Enhanced 10-Year Value ($150,000 = $100,000 + $50,000).

o On the first Contract Anniversary, we compound the initial Enhanced 5% Annual Increase by 5%. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire initial Enhanced 5% Annual Increase ($105,000 = 1.05 x $100,000). And, since all Purchase Payments were received within 90 days of the Issue Date, the additional Purchase Payment is also added to the initial Enhanced 10-Year Value, effectively doubling it ($200,000 = $150,000 + $50,000).

o On each Contract Anniversary, we will automatically generate a new "reset" Enhanced 5% Annual Increase if twice the Contract Value plus all Purchase Payments received within the previous ten Contract Years (not including Purchase Payments received within 90 days of the Issue Date) is greater than the most recently established Enhanced 10-Year Value.

o On the first Contract Anniversary, the Contract Value ($104,000 ) is less than the initial Enhanced 5% Annual Increase ($105,000), however, twice the Contract Value ($208,000 = 2 x $104,000) is greater than the initial Enhanced 10-Year Value ($200,000). Therefore, an automatic reset will occur and the first reset Enhanced 5% Annual Increase will start at the first Contract Anniversary. It will equal the Contract Value ($104,000) and the first reset Enhanced 10-Year Value will be twice the Contract Value ($208,000).

o The last column shows the Highest Annual Increase which is the maximum of the Enhanced 5% Annual Increase values and represents the amount that will be used to determine the benefit base. For example, even though there was an automatic reset on the first Contract Anniversary that established the first reset Enhanced 5% Annual Increase amount of $104,000, the Highest Annual Increase is equal to the initial Enhanced 5% Annual Increase amount of $105,000. The Highest Annual Increase amount shown for the first Contract Anniversary in this example shows how the Lifetime Plus II Benefit preserves the initial Enhanced 5% Annual Increase and each of the reset Enhanced 5% Annual Increases to ensure the greatest amount is used to determine the benefit base.

o During the second Contract Year, on the Business Day we receive the additional Purchase Payment, we add that payment to the initial Enhanced 5% Annual Increase ($155,000 = $105,000 + $50,000), the Enhanced 10-Year Value

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    ($250,000 = $200,000 + $50,000), the first reset Enhanced 5% Annual Increase
    ($154,000 = $104,000 + $50,000), and the first reset Enhanced 10-Year Value ($258,000 = $208,000 + $50,000).

o On the second Contract Anniversary, an automatic reset occurs and we establish the second reset Enhanced 5% Annual Increase because twice the Contract Value plus the amount of the third additional Purchase Payment ($374,000 = $324,000 + $50,000) is greater than both the initial Enhanced 10-Year Value ($250,000) and the first reset Enhanced 10-Year Value ($258,000). The second reset Enhanced 5% Annual Increase will equal the Contract Value ($162,000) and the second reset Enhanced 10-Year Value will be twice the Contract Value ($324,000).

o On the second Contract Anniversary, the initial Enhanced 5% Annual Increase is also compounded by 5%. However, since we have not had the most recent Purchase Payment for at least one Contract Year we will not apply the 5% compounding to that Purchase Payment ($160,250 = 1.05 x ($155,000 - $50,000) + $50,000). The initial Enhanced 10-Year Value is unchanged. Similarly, the first reset Enhanced 5% Annual Increase ($159,200 = 1.05 x ($154,000 - $50,000) + $50,000) and the first reset Enhanced 10-Year Value remain unchanged.

o On the third Contract Anniversary, the initial Enhanced 5% Annual Increase is compounded by 5%. We have had the most recent Purchase Payment for at least one Contract Year so we will apply 5% compounding to that Purchase Payment for both the current Contract Anniversary and the previous Contract Anniversary. The initial Enhanced 5% Annual Increase on the third Contract Anniversary will be $170,888 (1.05 x ($162,250 + (0.05 x $50,000))). We calculate the first reset Enhanced 5% Annual Increase and the second reset Enhanced 5% Annual Increase the same way resulting in $169,785 and $172,725 respectively. All of the Enhanced 10-Year Values on the third Contract Anniversary are unchanged.

o Because there are no more Purchase Payments in this example, starting with the fourth Contract Anniversary, each Enhanced 5% Annual Increase is compounded by 5% on each Contract Anniversary until the tenth Contract Anniversary following the Issue Date or reset anniversary, as applicable. The Enhanced 10-Year Values remain unchanged until the tenth Contract Anniversary after we receive the second additional Purchase Payment. In this example that would be the twelfth Contract Anniversary. The Purchase Payment ($50,000) that was originally added to each of the Enhanced 10-Year Values after the second Contract Anniversary is added again to each of the Enhanced 10-Year Values, effectively doubling that Purchase Payment on the 12th Contract Anniversary ($300,000 = $250,000 + $50,000; $308,000 =
    $258,000 + $50,000; and $374,000 = $324,000 + $50,000).

EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE
This example is intended to show why, if you make a large additional Purchase Payment to the Contract, you may be able to access a higher benefit base under the Lifetime Plus II Benefit if you instead apply the Purchase Payment to a new Contract.

Assume you purchase a Contract with the Lifetime Plus II Benefit. You make an initial Purchase Payment of $100,000 on the Issue Date and you make a second Purchase Payment of $100,000 during the second Contract Year and there are no automatic resets of Enhanced 5% Annual Increase. On the tenth Contract Anniversary the Enhanced 10-Year Value would be $300,000 (twice the initial Purchase Payment, plus the second Purchase Payment; we would not yet have doubled the second payment because we have not had it for ten full Contract Years) and we guarantee that the benefit base used to calculate Lifetime Plus Payments as of the tenth Contract Anniversary would be at least $300,000.

Suppose instead you purchase one Contract with the Lifetime Plus II Benefit with an initial Purchase Payment of $100,000. Two years later you purchase a second Contract with the Lifetime Plus II Benefit with an initial Purchase Payment of $100,000 instead of applying this $100,000 to the first Contract as an additional payment. On the tenth Contract Anniversary after you purchased the first Contract the Enhanced 5% Annual Increase would equal $200,000 (the Enhanced 10-Year Value) for that Contract and the 5% Annual Increase on the second Contract would be $147,746 ($100,000 compounded by 5% for eight years). We guarantee that the total benefit base for both Contracts at this time would be at least $347,746, which is more than would have been available to you if you had made two Purchase Payments to one single Contract. However, if you waited until the 12th Contract Anniversary after you made the first Purchase Payment the total Enhanced 5% Annual Increase under both scenarios would be $400,000 because we would have all the Purchase Payments for at least ten full Contract Years and the payments would, therefore, have doubled.


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--------------------------------------------------------------------------------
APPENDIX E - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000, you do not select the Short Withdrawal Charge Option or the Bonus Option, and you make no additional Purchase Payments. The free withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $12,000 available under the free withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN YOUR SELECTED INVESTMENT OPTIONS: o You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is
    7.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period and the free withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any
Purchase Payments withdrawn that
    were
    subject to a withdrawal charge, less any withdrawal charges = $100,000 - $0 - $0 = ...............$100,000
    Multiplied by the withdrawal charge..............................................................X    7.5%
                                                                                                     ---------
           ..........................................................................................$   7,500
                                                                                                     =========

Therefore, we would withdraw $90,000 from the Contract and pay you $82,500
($90,000 less the $7,500 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:
o   You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the free withdrawal privilege at this time is
    $12,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o   You take a full withdrawal in the third Contract Year when the Contract
    Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge
    Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any
Purchase Payments withdrawn that
    were
    subject to a withdrawal charge, less any withdrawal charges = $100,000 - $0 - $0 = ...............$100,000
    Multiplied by the withdrawal charge..............................................................X    7.5%
                                                                                                     ---------
           ..........................................................................................$   7,500
                                                                                                     =========

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,500 ($90,000 less the $7,500 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $91,500.

PARTIAL WITHDRAWAL IN EXCESS OF THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:
o   You take a partial withdrawal of $15,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the free withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
    The amount of the withdrawal that is subject to a withdrawal charge................................$ 3,000
    Divided by (1 minus the withdrawal charge percentage)............................................../ 0.915
                                                                                                       -------
    Total amount withdrawn.............................................................................$ 3,279
    Total withdrawal charge (amount withdrawn minus the amount requested) = $3,279 - $3,000 =.........$    279
                                                                                                      ========
Therefore, we would withdraw $3,279 from the Contract and pay you $3,000.

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                                       91


o   Continuing the example, assume you take a full withdrawal in the third
    Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any
Purchase Payments withdrawn that
    were
    subject to a withdrawal charge, less any withdrawal charges = $100,000 - $3,000 - $279 = ..........$96,721
    Multiplied by the withdrawal charge................................................................X  7.5%
                                                                                                       -------
           ............................................................................................$ 7,254
                                                                                                       =======

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,746 ($90,000 less the $7,254 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $97,746.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY
A FULL WITHDRAWAL:
o You take the maximum amount available under the free withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o In the sixth Contract Year, the Contract Value is $11,000. Although the maximum available under the free withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the free withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 4%.

We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any
Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 - $0 - $0 =  ..................................................$100,000
    Multiplied by the withdrawal charge.............................................................X       4%
                                                                                                    ----------
           ..........................................................................................$   4,000
                                                                                                     =========

Therefore, upon the full withdrawal, we would withdraw $11,000 from the Contract and pay you $7,000 ($11,000 less the $4,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $67,000.

Alternatively, the largest available partial withdrawal at this time is $9,000 as this amount would reduce the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it will not be subject to a withdrawal charge. After two additional years, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.

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                                       92


--------------------------------------------------------------------------------
FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

    PUBLIC REFERENCE SECTION OF THE COMMISSION
    100 F Street, NE
    Washington, DC 20549

You can contact us at:
    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
    5701 Golden Hills Drive
    Minneapolis, MN 55416
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

    ALLIANZ SERVICE CENTER
    P.O. Box 1122 Southeastern, PA 19398-1122
    (800) 624-0197



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

                                   PROSPECTUS
             (VERSION 2 - EXCLUDES THE NO WITHDRAWAL CHARGE OPTION)


                       SUPPLEMENT DATED NOVEMBER 12, 2007
              TO THE ALLIANZ VISION(SM) VARIABLE ANNUITY PROSPECTUS
                            DATED NOVEMBER 12, 2007


                                    ISSUED BY
 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE VARIABLE
                                   ACCOUNT B

     THIS SUPPLEMENT UPDATES INFORMATION IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.


We are temporarily waiving the additional M&E charge that is assessed for the Contract's optional Lifetime Plus Benefit and Lifetime Plus II Benefit. This waiver will apply to Contracts issued during a limited period. For the affected Contracts, the waiver will be in effect for a period of two years from the rider effective date. The Lifetime Plus Benefit rider and Lifetime Plus II Benefit rider can only be elected at Contract Issue or on a Contract Anniversary.



The current additional M&E charge that is temporarily being waived is:


    Lifetime Plus Benefit with Single Lifetime Plus Payments............  0.70%

    Lifetime Plus Benefit with Joint Lifetime Plus Payments.............  0.85%

    Lifetime Plus II Benefit with Single Lifetime Plus Payments.........  0.80%

    Lifetime Plus II Benefit with Joint Lifetime Plus Payments..........  0.95%


                                                                   PRO-011-1107



                                       1


                THE ALLIANZ VISION(SM) VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 14) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Options listed on the following page, and not to any fixed investment choices). The Contract is "deferred" because you do not have to begin receiving regular Annuity Payments immediately.


THE BASIC CONTRACT (BASE CONTRACT) offers a variety of standard features including a number of different Investment Options, multiple annuitization options, a free withdrawal privilege, and a death benefit. THE CONTRACT ALSO OFFERS OPTIONAL BENEFITS (subject to certain restrictions) that are each AVAILABLE FOR AN ADDITIONAL CHARGE. These optional benefits include the Lifetime Plus Benefit, the Lifetime Plus II Benefit, a Quarterly Value Death Benefit, a 6% Bonus Option, and a Short Withdrawal Charge Option. (You can select only one of the following: the Bonus Option or the Short Withdrawal Charge Option.) ANNUITY CONTRACTS THAT CREDIT A BONUS GENERALLY HAVE HIGHER FEES AND CHARGES THAN CONTRACTS THAT DO NOT CREDIT A BONUS. THEREFORE, THE BONUS OPTION MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH IT.


Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy Notice in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: November 12, 2007




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                                       2


We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. One or more of the Investment Options may not be available in your state. We may add, substitute or remove Investment Options in the future. WE DO NOT CURRENTLY OFFER A FIXED ACCOUNT OR ANY FIXED INVESTMENT OPTIONS. CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT ARE SUBJECT TO RESTRICTIONS ON ALLOCATIONS AND TRANSFERS INTO CERTAIN INVESTMENT OPTIONS.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
--------------------------------------------------------------------------------
AIM
AZL(SM) AIM International Equity Fund

CLEARBRIDGE
AZL(SM) LMP Large Cap Growth Fund

COLUMBIA
AZL(SM) Columbia Technology Fund

DAVIS
AZL(SM) Davis NY Venture Fund
Davis VA Financial Portfolio

DREYFUS
AZL(SM) Dreyfus Founders Equity Growth Fund
AZL(SM) Dreyfus Premier Small Cap Value Fund
AZL(SM) S&P 500 Index Fund
AZL(SM) Small Cap Stock Index Fund

FIRST TRUST
AZL(SM) First Trust Target Double Play Fund

FRANKLIN TEMPLETON
AZL(SM) Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund

FUSION PORTFOLIOS
AZL Fusion(SM) Balanced Fund
AZL Fusion(SM) Growth Fund
AZL Fusion(SM) Moderate Fund

JENNISON
AZL(SM) Jennison 20/20 Focus Fund
AZL(SM) Jennison Growth Fund

LEGG MASON
AZL(SM) Legg Mason Growth Fund
AZL(SM) Legg Mason Value Fund



NEUBERGER BERMAN
AZL(SM) Neuberger Berman Regency Fund

NICHOLAS-APPLEGATE
AZL(SM) NACM International Fund

OPPENHEIMER CAPITAL
AZL(SM) OCC Opportunity Fund
AZL(SM) OCC Value Fund
OpCap Mid Cap Portfolio

OPPENHEIMER FUNDS
AZL(SM) Oppenheimer Developing Markets Fund
AZL(SM) Oppenheimer Global Fund
AZL(SM) Oppenheimer International Growth Fund
AZL(SM) Oppenheimer Main Street Fund

PIMCO
AZL(SM) PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

PRUDENTIAL
AZL(SM) Money Market Fund

SCHRODER
AZL(SM) Schroder International Small Cap Fund

TARGETPLUS PORTFOLIOS
AZL TargetPLUS(SM) Balanced Fund
AZL TargetPLUS(SM) Equity Fund
AZL TargetPLUS(SM) Growth Fund
AZL TargetPLUS(SM) Moderate Fund

TURNER
AZL(SM) Turner Quantitative Small Cap Growth Fund

VAN KAMPEN
AZL(SM) Van Kampen Comstock Fund
AZL(SM) Van Kampen Equity and Income Fund
AZL(SM) Van Kampen Global Franchise Fund
AZL(SM) Van Kampen Global Real Estate Fund
AZL(SM) Van Kampen Growth and Income Fund
AZL(SM) Van Kampen Mid Cap Growth Fund


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                                       3


TABLE OF CONTENTS

FEE TABLES............................................5
    CONTRACT OWNER TRANSACTION EXPENSES...............5
    CONTRACT OWNER PERIODIC EXPENSES..................6
    ANNUAL OPERATING EXPENSES OF THE INVESTMENT
    OPTIONS...........................................8
    EXAMPLES..........................................8

1.  THE VARIABLE ANNUITY CONTRACT....................10
    STATE SPECIFIC CONTRACT RESTRICTIONS.............10
    OWNERSHIP........................................11


2.  PURCHASE.........................................12
    PURCHASE PAYMENTS................................12
    AUTOMATIC INVESTMENT PLAN (AIP)..................12
    ALLOCATION OF PURCHASE PAYMENTS..................13
    TAX-FREE SECTION 1035 EXCHANGES..................13
    FAXED APPLICATIONS...............................14
    FREE LOOK/RIGHT TO EXAMINE.......................14
    ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE..14


3.  THE ANNUITY PHASE................................15
    INCOME DATE......................................15
    PARTIAL ANNUITIZATION............................15
    ANNUITY OPTIONS..................................16
    ANNUITY PAYMENTS.................................18


4.  INVESTMENT OPTIONS...............................19
    SUBSTITUTION AND LIMITATION ON
    FURTHER INVESTMENTS..............................25
    TRANSFERS........................................26
    EXCESSIVE TRADING AND MARKET TIMING..............27
    FLEXIBLE REBALANCING.............................29
    FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS...29
    VOTING PRIVILEGES................................29


5.  OUR GENERAL ACCOUNT..............................30


6.  EXPENSES.........................................30
    MORTALITY AND EXPENSE RISK (M&E) CHARGES.........30
    CONTRACT MAINTENANCE CHARGE......................31
    WITHDRAWAL CHARGE................................32
    TRANSFER FEE.....................................33
    PREMIUM TAXES....................................34
    INCOME TAXES.....................................34
    INVESTMENT OPTION EXPENSES.......................34

7.  TAXES............................................34
    ANNUITY CONTRACTS IN GENERAL.....................34
    QUALIFIED CONTRACTS..............................35
    MULTIPLE CONTRACTS...............................36
    PARTIAL 1035 EXCHANGES...........................36
    DISTRIBUTIONS - NON-QUALIFIED CONTRACTS..........36
    DISTRIBUTIONS - QUALIFIED CONTRACTS..............37
    ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS....38
    DEATH BENEFITS...................................39
    WITHHOLDING......................................39
    FEDERAL ESTATE TAXES.............................39
    GENERATION-SKIPPING TRANSFER TAX.................39
    FOREIGN TAX CREDITS..............................39
    ANNUITY PURCHASES BY NONRESIDENT ALIENS AND
        FOREIGN CORPORATIONS.........................39
    POSSIBLE TAX LAW CHANGES.........................39
    DIVERSIFICATION..................................40
    REQUIRED DISTRIBUTIONS...........................40


8.  ACCESS TO YOUR MONEY.............................40
    FREE WITHDRAWAL PRIVILEGE........................42
    WAIVER OF WITHDRAWAL CHARGE BENEFIT..............42
    SYSTEMATIC WITHDRAWAL PROGRAM....................42
    THE MINIMUM DISTRIBUTION PROGRAM AND
        REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS.43
    SUSPENSION OF PAYMENTS OR TRANSFERS..............43

9.  ILLUSTRATIONS....................................43
10. DEATH BENEFIT....................................44
    TRADITIONAL DEATH BENEFIT........................44
    DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS.45
    DEATH OF THE OWNER AND/OR ANNUITANT UNDER
        ALL OTHER CONTRACTS..........................46
    DEATH BENEFIT PAYMENT OPTIONS....................49


11. THE LIFETIME PLUS BENEFIT AND
    LIFETIME PLUS II BENEFIT.........................50
    ADDING THE LIFETIME PLUS BENEFIT OR THE
        LIFETIME PLUS II BENEFIT TO YOUR CONTRACT....51
    REMOVING THE LIFETIME PLUS BENEFIT OR THE
        LIFETIME PLUS II BENEFIT FROM YOUR CONTRACT..52
    WHO IS CONSIDERED A COVERED PERSON(S)?...........52
    IF YOU EXERCISE THE LIFETIME PLUS BENEFIT OR
        LIFETIME PLUS II BENEFIT.....................53
    LIFETIME PLUS PAYMENTS...........................54
    AUTOMATIC ANNUAL PAYMENT INCREASES TO THE
        LIFETIME PLUS PAYMENTS.......................56
    THE BENEFIT BASE.................................58
    THE QUARTERLY ANNIVERSARY VALUE..................58
    THE 5% ANNUAL INCREASE UNDER THE
        LIFETIME PLUS BENEFIT........................58
    MANUAL RESETS OF THE 5% ANNUAL INCREASE
    UNDER THE LIFETIME PLUS BENEFIT..................59
    THE HIGHEST ANNUAL INCREASE UNDER THE
        LIFETIME PLUS II BENEFIT.....................60
    THE ENHANCED 5% ANNUAL INCREASE UNDER THE
        LIFETIME PLUS II BENEFIT.....................60
    AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL
    INCREASE UNDER THE LIFETIME PLUS II BENEFIT......61
    INVESTMENT OPTION ALLOCATION AND
        TRANSFER RESTRICTIONS........................62
    TAXATION OF LIFETIME PLUS PAYMENTS...............63
    TERMINATION OF THE LIFETIME PLUS BENEFIT AND
        LIFETIME PLUS II BENEFIT.....................64

12. OTHER OPTIONAL BENEFITS..........................64


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                                       4



    QUARTERLY VALUE DEATH BENEFIT....................64
    BONUS OPTION.....................................65
    SHORT WITHDRAWAL CHARGE OPTION...................66

13. OTHER INFORMATION................................67
    ALLIANZ LIFE.....................................67
    THE SEPARATE ACCOUNT.............................67
    DISTRIBUTION.....................................67
    ADDITIONAL CREDITS FOR CERTAIN GROUPS............68
    ADMINISTRATION/ALLIANZ SERVICE CENTER............69
    LEGAL PROCEEDINGS................................69
    FINANCIAL STATEMENTS.............................69

14. GLOSSARY.........................................69


15. TABLE OF CONTENTS OF THE STATEMENT OF
    ADDITIONAL INFORMATION...........................72

16. PRIVACY NOTICE...................................73
    APPENDIX A - ANNUAL OPERATING EXPENSES FOR
    EACH INVESTMENT OPTION...........................74

APPENDIX B - QUARTERLY ANNIVERSARY VALUE CALCULATION
    AND EXAMPLES.....................................78
    CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER
    THE LIFETIME PLUS BENEFIT AND
    LIFETIME PLUS II BENEFIT.........................78
    CALCULATING THE QUARTERLY ANNIVERSARY VALUE
    UNDER THE QUARTERLY VALUE DEATH BENEFIT..........78
    EXAMPLES OF THE QUARTERLY ANNIVERSARY VALUE
        CALCULATIONS.................................79
    EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL
    ON THE QUARTERLY ANNIVERSARY VALUE...............79

APPENDIX C - CALCULATIONS AND EXAMPLES OF THE 5%
ANNUAL INCREASE AND ENHANCED 10-YEAR VALUE UNDER THE
LIFETIME PLUS BENEFIT................................80
    CALCULATING THE 5% ANNUAL INCREASE...............80
    CALCULATING THE ENHANCED 10-YEAR VALUE...........81
    EXAMPLES OF THE 5% ANNUAL INCREASE AND THE
        ENHANCED 10-YEAR VALUE CALCULATION...........82
    EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL
    PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE...83

APPENDIX D - CALCULATIONS AND  EXAMPLES OF THE
HIGHEST ANNUAL INCREASE UNDER THE
LIFETIME PLUS II BENEFIT.............................84
    CALCULATING THE ENHANCED 5% ANNUAL INCREASE......84
    CALCULATING THE ENHANCED 10-YEAR VALUE...........85
    THE HIGHEST ANNUAL INCREASE......................86
    EXAMPLE OF THE HIGHEST ANNUAL INCREASE...........86
    EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL
    PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE...88

APPENDIX E - WITHDRAWAL CHARGE EXAMPLES..............89

FOR SERVICE OR MORE INFORMATION......................91


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                                       5

--------------------------------------------------------------------------------
FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE(1) (as a percentage of each Purchase Payment withdrawn)


  NUMBER OF COMPLETE
    YEARS SINCE WE                                 WITHDRAWAL CHARGE AMOUNT    CONTRACTS WITH THE
RECEIVED YOUR PURCHASE                              CONTRACTS WITH THE    SHORT WITHDRAWAL CHARGE
        PAYMENT               BASE CONTRACTS        BONUS OPTION(2),(3)           OPTION(2)
           0                       8.5%                    8.5%                      8.5%
           1                       8.5%                    8.5%                      7.5%
           2                       7.5%                    8.5%                      5.5%
           3                       6.5%                      8%                        3%
           4                         5%                      7%                        0%
           5                         4%                      6%                        0%
           6                         3%                      5%                        0%
           7                         0%                      4%                        0%
           8                         0%                      3%                        0%
    9 years or more                  0%                      0%                        0%

TRANSFER FEE(4)............................................$25

PREMIUM TAXES(5)....................................0% to 3.5%
(as a percentage of each Purchase Payment)

(1) The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. There is no free withdrawal privilege after you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit (if applicable) or during the Annuity Phase. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the free withdrawal privilege and other information that appears in section 8, Access to Your Money; and section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.
(2) The optional benefits may not be available to you; check with your registered representative. If the optional benefits are available, you can select one of the following at issue for an additional M&E charge: the Bonus Option or the Short Withdrawal Charge Option. You cannot select more than one of these optional benefits. For more information, see Separate Account Annual Expenses in this section and section 12, Other Optional Benefits.
(3) In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For more information, please see section 6, Expenses - Withdrawal Charge.
(4) The first twelve transfers in a Contract Year are free. We do not count any transfers made under the flexible rebalancing program or the allocation and transfer restrictions for the Lifetime Plus Benefit or Lifetime Plus II Benefit against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.
(5) It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay until the earliest of: the Income Date that you take a Full Annuitization, the date of full withdrawal, or death. This charge varies by state. For more information, please see section 6, Expenses - Premium Taxes.


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                                       6


CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE(6).............................$50
 (per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES(7)
(as a percentage of average daily assets invested in a subaccount on an annual basis)



                                                                               CURRENT M&E
                                                                                 CHARGE           MAXIMUM M&E CHARGE
                                                                            ----------------     --------------------
BASE CONTRACT                                                                     1.40%                  1.40%

ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS
    LIFETIME PLUS BENEFIT(8):
        SINGLE LIFETIME PLUS PAYMENTS                                             0.70%(9)               1.50%(10)
        JOINT LIFETIME PLUS PAYMENTS                                              0.85%((11))            1.65%(1(2))
    LIFETIME PLUS II BENEFIT(13):
        SINGLE LIFETIME PLUS PAYMENTS                                             0.80%(1(4))            1.60%(1(5))
        JOINT LIFETIME PLUS PAYMENTS                                              0.95%(1(6))            1.75%(1(7))
    QUARTERLY VALUE DEATH BENEFIT(1(8))                                           0.30%                  0.30%
    BONUS OPTION                                                                  0.30%                  0.30%
    SHORT WITHDRAWAL CHARGE OPTION                                                0.25%                  0.25%



                                                                              MAXIMUM M&E CHARGE FOR CONTRACTS WITH
                                                                                   MULTIPLE OPTIONAL BENEFITS
CONTRACTS WITH THE LIFETIME PLUS II BENEFIT (JOINT LIFETIME PLUS
PAYMENTS), THE QUARTERLY VALUE DEATH BENEFIT, AND THE BONUS OPTION                            3.75%

DURING THE ANNUITY PHASE:

CONTRACT MAINTENANCE CHARGE(19)............................$50
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)

M&E CHARGE((20))
    CONTRACTS WITHOUT THE BONUS OPTION...................1.40%
    CONTRACTS WITH THE BONUS OPTION......................1.70%

(6) We waive this charge if the Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. If the total Contract Value (or Bonus Value) for all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.
(7) The Bonus Option, Short Withdrawal Charge Option, Quarterly Value Death Benefit, Lifetime Plus Benefit, and/or Lifetime Plus II Benefit may not be available to you; check with your registered representative. You can select only one of the following: the Bonus Option or the Short Withdrawal Charge Option. The Lifetime Plus Benefit and the Lifetime Plus II Benefit are each available with all other optional benefits under the Contract but are not available with each other.

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                                       7


(8) You can add the Lifetime Plus Benefit to your Contract once before the older Covered Person's 81st birthday. You select either single or joint Lifetime Plus Payments when you add the Lifetime Plus Benefit to your Contract. However, you can later change joint Lifetime Plus Payments to a single Lifetime Plus Payment by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary after your request is received in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract. If you select the Lifetime Plus Benefit, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is fully depleted. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit for details about the benefit.)
(9) These charges currently apply if you add the Lifetime Plus Benefit at issue, after issue, upon a reset of the 5% Annual Increase, if you remove a Covered Person, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(10) This is the maximum charge we could impose if you add the Lifetime Plus Benefit to your Contract after issue, upon a reset of the 5% Annual Increase, if you remove a Covered Person, or on the fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(11) These charges currently apply if you add the Lifetime Plus Benefit at issue, after issue, upon a reset of the 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(12) This is the maximum charge we could impose if you add the Lifetime Plus Benefit to your Contract after issue, upon a reset of the 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(13) You can add the Lifetime Plus II Benefit to your Contract once before the older Covered Person's 76th birthday. You can select either single or joint Lifetime Plus Payments when you add the Lifetime Plus II Benefit to your Contract. However, you can later change joint Lifetime Plus Payments to a single Lifetime Plus Payment by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary after your request is received in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract. If you select the Lifetime Plus II Benefit, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is fully depleted. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit for details about the benefit.)
(14) These charges currently apply if you add the Lifetime Plus II Benefit at issue or after issue, upon an automatic reset of the Enhanced 5% Annual Increase, if you remove a Covered Person, or on the fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(15) This is the maximum charge we could impose if you add the Lifetime Plus II Benefit to your Contract after issue, if there is an automatic reset to the Enhanced 5% Annual Increase, if you remove a Covered Person, or on the fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(16) These charges currently apply if you add the Lifetime Plus II Benefit at issue, after issue, upon an automatic reset of the Enhanced 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)
(17) This is the maximum charge we could impose if you add the Lifetime Plus II Benefit to your Contract after issue, if there is an automatic reset to the Enhanced 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. (See section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.)


(18) The additional expenses associated with the Quarterly Value Death Benefit (if applicable) will continue until the earlier of the termination of the Quarterly Value Death Benefit, or your Contract Value is fully depleted.
(19) We waive the charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.

(20) Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Annuity Payments under a Partial Annuitization.


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

                                       8

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2006, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                                              MINIMUM         MAXIMUM
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements                             0.49%           2.53%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum fee currently paid is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

--------------------------------------------------------------------------------
EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $50 contract maintenance charge is included in the examples as a charge of 0.056% of the average daily assets invested in a subaccount based on assumed average Contract size of $90,000. Please note that this is an assumed average and some Owners may pay more or less than the assumed average.

Transfer fees and deductions we make to reimburse ourselves for premium taxes that we pay may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.

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                                       9


If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
    (a) Maximum charges* for a Contract with the Lifetime Plus II Benefit (joint Lifetime Plus Payments), the Quarterly Value Death Benefit, and the Bonus Option (which carries the highest M&E charge of 3.75%).
    (b) Current charges for a Contract with the Lifetime Plus II Benefit (joint Lifetime Plus Payments), the Quarterly Value Death Benefit, and the Bonus Option (which carries an M&E charge of 2.95%).
    (c) The Base Contract (which carries the lowest M&E charge of 1.40%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:               1 YEAR       3 YEARS       5 YEARS      10 YEARS
                                                                 ------------ ------------- ------------ -------------
2.53% (the maximum Investment Option operating expense)          a) $1,480     a) $2,715    a) $3,769     a) $5,948
                                                                 b) $1,402     b) $2,499    b) $3,435     b) $5,406
                                                                 c) $1,251     c) $1,965    c) $2,546     c) $4,203
---------------------------------------------------------------- ------------ ------------- ------------ -------------
0.49% (the minimum Investment Option operating expense)          a) $1,281     a) $2,153    a) $2,889     a) $4,461
                                                                 b) $1,202     b) $1,923    b) $2,516     b) $3,777
                                                                 c) $1,048     c) $1,361    c) $1,549     c) $2,268
---------------------------------------------------------------- ------------ ------------- ------------ -------------

If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES                  1 YEAR       3 YEARS       5 YEARS      10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                                 ------------ ------------- ------------ -------------
2.53% (the maximum Investment Option operating expense)           a) $ 630      a) $1,865    a) $3,069     a) $5,948
                                                                  b) $ 552      b) $1,649    b) $2,735     b) $5,406
                                                                  c) $ 401      c) $1,215    c) $2,046     c) $4,203
---------------------------------------------------------------- ------------ ------------- ------------ -------------
0.49% (the minimum Investment Option operating expense)           a) $  431     a) $1,303    a) $2,189     a) $4,461
                                                                  b) $  352     b) $1,073    b) $1,816     b) $3,777
                                                                  c) $  198     c) $  611    c) $1,049     c) $2,268
---------------------------------------------------------------- ------------ ------------- ------------ -------------

* If you add the Lifetime Plus II Benefit to your Contract after the Issue Date, upon a reset of the Enhanced 5% Annual Increase, or on any fifth Benefit Anniversary if you receive an automatic increase to your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries, your M&E charge may be less than this amount, but it cannot be greater than this amount.
** Annuity Payments are generally not available until after the second Contract Anniversary in most states.


As of the end of the most recent fiscal year, ended December 31, 2006, no Contracts offered by this prospectus had been sold. Therefore, we have not provided any condensed financial information.

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

                                       10

--------------------------------------------------------------------------------
1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o    The Business Day before the Income Date if you take a Full Annuitization.
o    The Business Day we process your request for a full withdrawal.


o Upon the death of any Owner, it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract. However, if the Contract is owned by a non-individual, we base this on the death of the Annuitant.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depends in large part upon the investment performance of any Investment Options you select. You cannot invest in more than 15 Investment Options at any one time. Contracts with the Lifetime Plus Benefit or the Lifetime Plus II Benefit will be subject to restrictions on allocations and transfers into certain Investment Options (see the Investment Option Allocation and Transfer Restrictions discussion in section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o   the Accumulation Phase has terminated,
o   the Annuity Phase has terminated, and/or
o   all applicable death benefit payments have been made.

STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o    The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, endorsements, and/or riders.
o    Free look rights.

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                                       11

o    Selection of certain Income Dates.
o    Restrictions on your ability to make additional Purchase Payments.
o    Deductions we make to reimburse ourselves for premium taxes that we pay.
o    Selection of certain assumed investment rates for variable Annuity
     Payments.
o    Our ability to restrict transfer rights.

If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. HOWEVER, WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner

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

                                       12

who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, for tax reasons, Joint Owners who are not spouses may not appoint any contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


--------------------------------------------------------------------------------
2.    PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.


o    The minimum initial payment we will accept is $10,000.


o You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase before you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit, if applicable.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION OR AFTER YOU EXERCISE THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT. IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 7, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN WHAT IS ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change the AIP at any time you want. We must be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is an Inherited IRA or if it is funding a plan that is tax qualified under Sections 401 or 403(b) of the Internal Revenue Code.

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                                       13

YOU CANNOT EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT AND PARTICIPATE IN THE AIP AT THE SAME TIME. THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
When you purchase a Contract, we will allocate your Purchase Payment and any bonus (if you select the Bonus Option) to the Investment Options you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers do not change the allocation instructions for Purchase Payments. You can instruct us how to allocate additional Purchase Payments and any bonuses (if applicable). If you do not instruct us, we will allocate them according to your most recent allocation instructions. We will allocate the bonus in the same way as the corresponding Purchase Payment. You may change the allocation of future Purchase Payments and bonuses without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. A change will be effective for Purchase Payments and bonuses received on or after the Business Day we receive your notice or instructions in good order at our Service Center. We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future, however, we will always allow you to invest in at least five Investment Options. Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit are subject to restrictions on allocations and transfers into certain Investment Options (see section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit).

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals (including Lifetime Plus Payments), surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can exchange all or a portion of one annuity contract for another or a life insurance policy for an annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o    you might have to pay a withdrawal charge on your previous contract,
o    there will be a new withdrawal charge period for this Contract,
o    other charges under this Contract may be higher (or lower), and
o    the benefits may be different.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

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FAXED APPLICATIONS
We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value (less any bonus) as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you select the Bonus Option and cancel your Contract during the free look/right to examine period, you will forfeit your entire bonus. (See section 12, Other Optional Benefits - Bonus Option.) In certain states or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment (not including any bonus) less withdrawals if you decide to cancel your Contract within the free look period. In these instances, you will receive the greater of Purchase Payments less withdrawals or Contract Value if you cancel your Contract. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any bonus if you select the Bonus Option) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.


NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Lifetime Plus Benefit and the Lifetime Plus II Benefit can be selected either at issue or on a subsequent Contract Anniversary and each have a ten-day right to examine period. If you change your mind about the Lifetime Plus Benefit or Lifetime Plus II Benefit you selected, you can remove it from your Contract within ten days after receiving the rider. If you remove either benefit from your Contract, we will treat it as if we had never issued it; however, the benefit will not be available for future selection.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
The Contract Value (or Bonus Value, if you select the Bonus Option) in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value (or Bonus Value) will also be affected by the charges of the Contract. In order to keep track of the total value of your Contract in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment (and any bonus, if applicable) allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

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Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day,
o    adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the M&E charge for the current Business Day and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate the total value of your Contract in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


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3. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)'age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or sex.

INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date is specified in your Contract as the latest date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date.* The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

* In Florida, the earliest acceptable Income Date is one year after the Issue Date.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations after the second Contract Anniversary. However, if your Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit, you cannot take a Partial Annuitization after you exercise it. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You

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also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the death benefit, and for Contracts with the Lifetime Plus Benefit or the Lifetime Plus II Benefit, it will also decrease the benefit base. This will decrease the amounts available for withdrawals (including Lifetime Plus Payments), additional Annuity Payments, and payment of the death benefit. For more information, see section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit; section 6, Expenses - Withdrawal Charge; and see the discussion of the death benefit that applies to your Contract in section 10, Death Benefit or section 12, Other Optional Benefits - Quarterly Value Death Benefit.

ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS FOR TAX PURPOSES. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may make deductions to reimburse ourselves for premium taxes that we pay from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value in most states. For fixed payouts, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date in most states. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof

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of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value in most states. For fixed payouts, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date in most states. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} where:
    (A)  = Annuity Unit value of the subaccount for that given Investment
          Option when due proof of the Annuitant's death is received at our Service Center.
    (B) = The amount applied to variable Annuity Payments on the Income Date.
    (C) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
    (D) = The number of Annuity Units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
    (E) = Dollar value of first variable Annuity Payment. (F) = Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

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EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner/Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
    51.25 (item "D").
o The Owner/Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33
- 3,177.50} = 15 x 5,155.83 = $77,337.50

ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Annuity Payments under Annuity Options 1-5 as:
o    a variable payout,
o    a fixed payout, or
o    a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Annuity Payment would be $50 or less. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.
o    The age of the Annuitant and any joint Annuitant on the Income Date.
o    The sex of the Annuitant and any joint Annuitant, where permitted.
o    The Annuity Option you select.
o    The assumed investment rate (AIR) you select.
o    The mortality table specified in the Contract.
o    The future performance of the Investment Option(s) you select.

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You can choose a 3%, 5% or 7% AIR.* The 7% AIR is not available in all states.
Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.


* The maximum available AIR in Florida is 4%.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Contract termination.


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4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE PHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to us and our affiliates for providing customer service and

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other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Life Advisers, LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.

                                                     INVESTMENT OPTIONS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Investment Management
       Company              Name of
         and               Investment         Asset                        Primary Investments
  Adviser/Subadviser         Option         Category     Objective(s)      (Normal market conditions)
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
AIM
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL AIM           International  Long-term         At least 80% of its assets in a diversified
Life Advisers, LLC/A    International        Equity      growth of         portfolio of international equity
I M Capital             Equity Fund                      capital           securities whose issuers are considered by
Management, Inc.                                                           the fund's subadviser to have strong
                                                                           earnings momentum.
------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL LMP Large     Large Growth   Long-term         At least 80% of its net assets in equity
Life Advisers,          Cap Growth Fund                  growth of         securities of U.S. companies with large
LLC/ClearBridge                                          capital           market capitalizations, similar to
Advisors, LLC                                                              companies in the Russell 1000(R) Growth
                                                                           Index. Also may invest in preferred stocks,
                                                                           warrants and convertible securities and up
                                                                           to 15% of its assets in securities of
                                                                           foreign issuers.
------------------------------------------------------------------------------------------------------------------------
COLUMBIA
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Columbia        Specialty    Capital           At least 80% of its total net assets in
Life Advisers,          Technology Fund                  Appreciation      common stocks of U.S and foreign technology
LLC/Columbia                                                               companies that may benefit from
Management Advisors,                                                       technological improvements, advancements or
LLC                                                                        developments.
------------------------------------------------------------------------------------------------------------------------
DAVIS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Davis NY       Large Value   Long-term         Invests the majority of assets in equity
Life Advisers,          Venture Fund                     growth of         securities issued by large companies with
LLC/Davis Selected                                       capital           market capitalizations of at least $10
Advisers, L.P.                                                             billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Davis        Davis VA            Specialty    Long-term         At least 80% of net assets in securities
Advisors                Financial                        growth of         issued by companies  principally engaged in
                        Portfolio                        capital           the financial services sector.
------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Dreyfus       Large Growth   Long-term         Primarily invests in common stocks of
Life Advisers,          Founders Equity                  growth of         large, well-established and mature
LLC/Founders Asset      Growth Fund                      capital and       companies. Normally invests at least 80% of
Management LLC                                           income            its net assets in stocks that are included
                                                                           in a widely recognized index of stock
                                                                           market performance. May invest in
                                                                           non-dividend paying companies if they offer
                                                                           better prospects for capital appreciation.
                                                                           May invest up to 30% of its total assets in
                                                                           foreign securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus         Small Cap    Seeks returns     Normally invests at least 80% of its net
Life Advisers,          Premier Small                    that are          assets in stocks of small U.S. companies
LLC/The Dreyfus         Cap Value Fund                   consistently      with market capitalizations between $100
Corporation                                              superior to the   million and $3 billion at the time of
                                                         Russell 2000(R)   purchase.
                                                         Value Index
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL S&P 500        Large Blend   Match total       Invests in all 500 stocks in the S&P 500(R)
                        Index Fund                       return of the     in proportion to their weighting in the
                                                         S&P 500(R)        index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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--------------------------------------------------------------------------------


                                       21

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Small Cap       Small Cap    Match             Invests in a representative sample of
                        Stock Index Fund                 performance of    stocks included in the S&P SmallCap 600
                                                         the S&P           Index, and in futures whose performance is
                                                         SmallCap 600      related to the index, rather than attempt
                                                         Index             to replicate the index.
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL First Trust    Large Blend   Total Return      Invests primarily in common stocks of
Life Advisers,          Target Double                                      companies that are identified by a model
LLC/First Trust         Play Fund                                          based on an allocation of 50% in two
Advisors L.P.                                                              separate strategies that seek to provide
                                                                           above-average total return.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Franklin        Small Cap    Long-term total   At least 80% of its net assets in
Life Advisers,          Small Cap Value                  return            investments of small capitalization
LLC/Franklin Advisory   Fund                                               companies with market capitalizations
Services, LLC                                                              similar to those that comprise the Russell
                                                                           2500(TM) Index at the time of purchase.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    Capital           At least 80% of net assets in investments
Advisers, Inc.          Communications                   appreciation      of communications companies anywhere in the
                        Securities Fund                  and current       world and normally invests primarily to
                                                         income            predominantly in equity securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin High      High-Yield    High current      Invests primarily to predominantly in high
                        Income                Bonds      income with       yield, lower quality debt securities
                        Securities Fund                  capital           commonly known as junk bonds.
                                                         appreciation as
                                                         a secondary
                                                         goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Income     Specialty    Maximize income   Normally invests in debt and equity
                        Securities Fund                  while             securities, including corporate, foreign
                                                         maintaining       and U.S. Treasury bonds and stocks with
                                                         prospects for     dividend yields the manager believes are
                                                         capital           attractive.
                                                         appreciation
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin            Specialty    Capital           Invests in Class 1 shares of the Franklin
                        Templeton VIP       (Fund of     appreciation      Income Securities Fund, Mutual Shares
                        Founding Funds       Funds)      with income as    Securities Fund, and Templeton Growth
                        Allocation Fund                  a secondary       Securities Fund. These underlying Funds, in
                                                         goal.             turn, invest in a variety of U.S. and
                                                                           foreign equity securities and fixed income
                                                                           and money market securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin U.S.      Short-Term    Income            At least 80% of its net assets in U.S.
                        Government Fund       Bonds                        government securities, primarily fixed and
                                                                           variable rate mortgage-backed securities, a
                                                                           substantial portion of which are Ginnie
                                                                           Maes.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Zero     Intermediate-  As high an        At least 80% of net assets in zero coupon
                        Coupon Fund 2010  Term Bonds     investment        debt securities and normally invests
                                                         return as is      primarily to predominantly in U.S. Treasury
                                                         consistent with   issue stripped securities and stripped
                                                         capital           securities issued by the U.S. government or
                                                         preservation      its agencies and authorities. The fund will
                                                                           mature in December of 2010 and will then no
                                                                           longer be available as an Investment Option
                                                                           under the Contract. For additional
                                                                           information regarding the maturity of the
                                                                           fund, please see the Franklin Zero Coupon
                                                                           Fund prospectus.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Mutual            International  Capital           Invests mainly in U.S. and foreign equity
Mutual Advisers, LLC    Discovery            Equity      appreciation      securities, and substantially in
                        Securities Fund                                    undervalued stocks and to a lesser extent
                                                                           in risk arbitrage securities and distressed
                                                                           companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Mutual Shares      Large Value   Capital           Invests mainly in equity securities, and
                        Securities Fund                  appreciation,     substantially in undervalued stocks and to
                                                         with income as    a lesser extent in risk arbitrage
                                                         a secondary goal  securities and distressed companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Templeton         Intermediate-  High current      Invests mainly in debt securities of
Advisers, Inc.          Global Income     Term Bonds     income,           governements and their political
                        Securities Fund                  consisent with    subdivisions and agencies, supranational
                                                         preservation of   organizations and companies located
                                                         capital, with     anywhere in the world, including emerging
                                                         capital           markets.
                                                         appreciation as
                                                         a secondary
                                                         consideration.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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

                                       22

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Invests primarily in equity securities of
Global Advisors         Growth               Equity      capital growth    companies located anywhere in the world,
Limited                 Securities Fund                                    including those in the U.S. and in emerging
                                                                           markets.
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
Life Advisers, LLC      Balanced Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 45% to 55% of assets in equity funds
                                                         with              with the remaining balance invested in
                                                         preservation of   fixed income funds.
                                                         capital as an
                                                         important
                                                         consideration
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Growth Fund       Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 75% to 85% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Moderate Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 60% to 70% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
------------------------------------------------------------------------------------------------------------------------
JENNISON
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Jennison       Large Blend   Long-term         At least 80% of its total assets in
Life Advisers,          20/20 Focus Fund                 growth of         approximately 40 (which may range up to 45)
LLC/Jennison                                             capital           equity and equity-related securities of
Associates LLC                                                             companies that the subadviser believes have
                                                                           strong capital appreciation potential.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Jennison      Large Growth   Long-term         At least 65% of its total assets in equity
                        Growth Fund                      growth of         and equity-related securities of companies
                                                         capital           that exceed $1 billion in market
                                                                           capitalization at the time of investment
                                                                           and that the subadviser believes have
                                                                           above-average growth prospects.
------------------------------------------------------------------------------------------------------------------------
LEGG MASON
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Legg Mason    Large Growth   Maximum           Invests primarily in common stocks or
Life Advisers,          Growth Fund                      long-term         securities convertible into or exchangeable
LLC/Legg Mason                                           capital           for common stock. May invest up to 25% of
Capital Management,                                      appreciation      total assets in foreign securities.
Inc.                                                     with minimum
                                                         long-term risk
                                                         to principal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Legg Mason     Large Blend   Long-term         Invests primarily in equity securities
                        Value Fund                       growth of         that, in the subadviser's opinion, offer
                                                         capital           the potential for capital growth. May
                                                                           invest up to 25% of total assets in
                                                                           long-term debt securities and up to 10% of
                                                                           total assets in debt securities rated below
                                                                           investment grade (junk bonds).
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Neuberger        Mid Cap     Long-term         Invests mainly in common stocks of mid-cap
Life Advisers,          Berman Regency                   growth of         companies, with a total market
LLC/Neuberger Berman    Fund                             capital           capitalization within the range of the
Management Inc.                                                            Russell Midcap(R) Index.
------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL NACM          International  Maximum           At least 80% of its net assets in
Life Advisers,          International        Equity      long-term         securities of companies in developed
LLC/Nicholas-Applegate  Fund                             capital           countries located outside the U.S.,
Capital Management,                                      appreciation      represented in the Morgan Stanley Capital
LLC                                                                        International Europe Australasia Far East
                                                                           ("MSCI EAFE") Index.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL OCC             Small Cap    Capital           At least 65% of its assets in common stocks
Life Advisers, LLC/     Opportunity Fund                 appreciation      of "growth" companies with market
Oppenheimer Capital                                                        capitalizations of less than $2 billion at
LLC                                                                        the time of investment.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL OCC Value      Large Value   Long-term         At least 65% of its total assets in common
                        Fund                             growth of         stocks of companies with market
                                                         capital and       capitalizations of more than $5 billion at
                                                         income            the time of investment, and below-average
                                                                           valuations whose business fundamentals are
                                                                           expected to improve.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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--------------------------------------------------------------------------------


                                       23

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by              OpCap Mid Cap        Mid Cap     Long-term         Invests at least 80% of its net assets in
Oppenheimer Capital     Portfolio                        capital           equity securities of companies with market
LLC                                                      appreciation      capitalizations between $500 million and
                                                                           $10 billion at the time of purchase that
                                                                           the adviser believes are undervalued in the
                                                                           marketplace.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Oppenheimer     Specialty    Aggressive        Invests at least 80% of its net assets in
Life Advisers, LLC/     Developing                       capital           equity securities of issuers in emerging
OppenheimerFunds, Inc.  Markets Fund                     appreciation      and developing markets throughout the world
                                                                           whose principal activities are in at least
                                                                           three developing markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Capital           Invests mainly in common stocks of growth
                        Global Fund          Equity      appreciation      oriented companies in the U.S. and foreign
                                                                           countries, with broad portfolio
                                                                           diversification in different countries to
                                                                           help moderate the special risks of foreign
                                                                           investing.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Long-term         Common stocks of growth companies that are
                        International        Equity      capital           domiciled outside the U.S. or have their
                        Growth Fund                      appreciation      primary operations outside the U.S.,
                                                                           including companies in emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer    Large Blend   High total        Common stocks of U.S. companies of
                        Main Street Fund                 return            different capitalization ranges, currently
                                                                           focusing on large-capitalization issuers.
------------------------------------------------------------------------------------------------------------------------
PIMCO
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL PIMCO           Specialty    Exceed the        Invests substantially all assets in
Life Advisers,          Fundamental                      total return of   derivative instruments based on the
LLC/Pacific             IndexPLUS Total                  the FTSE          Enhanced RAFI(TM)1000, backed by a
Investment Management   Return Fund                      RAFI(TM)1000      portfolio of short and intermediate term
Company LLC                                              Index             fixed income instruments.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT All       Specialty    Maximum real      Invests in institutional class shares of
Investment Management   Asset Portfolio     (Fund of     return            the PIMCO Funds and does not invest
Company LLC                                  funds)      consistent with   directly in stocks or bonds of other
                                                         preservation of   issuers.
                                                         real capital
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT           Specialty    Maximum real      Invests in commodity index-linked
                        CommodityReal                    return            derivative instruments backed by a
                        Return Strategy                  consistent with   portfolio of inflation-indexed securities
                        Portfolio                        prudent           and other fixed income instruments.
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Emerging          Term Bonds     return,           instruments of issuers that economically
                        Markets Bond                     consistent with   are tied to countries with emerging
                        Portfolio                        preservation of   securities markets.
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Global Bond       Term Bonds     return,           instruments in at least three countries
                        Portfolio                        consistent with   (one of which may be the U.S.), which may
                        (Unhedged)                       preservation of   be represented by futures contracts.
                                                         capital and       Invests primarily in securities of issuers
                                                         prudent           located in economically developed
                                                         investment        countries.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT High     High-Yield    Maximum total     At least 80% of assets in a diversified
                        Yield Portfolio       Bonds      return,           portfolio of high-yield securities (junk
                                                         consistent with   bonds) rated below investment grade, but at
                                                         preservation of   least Caa by Moody's or CCC by Standard &
                                                         capital and       Poor's. May invest up to 20% of total asets
                                                         prudent           in securities denominated in foreign
                                                         investment        currencies.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Real    Intermediate-  Maximum real      At least 80% of its net assets in
                        Return Portfolio  Term Bonds     return,           inflation-indexed bonds of varying
                                                         consistent with   maturities issued by the U.S. and non-U.S.
                                                         preservation of   governments, their agencies or
                                                         real capital      government-sponsored enterprises, and
                                                         and prudent       corporations.
                                                         investment
                                                         management
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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

                                       24

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Total   Intermediate-  Maximum total     At least 65% of total assets in a
                        Return Portfolio  Term Bonds     return,           diversified portfolio of fixed income
                                                         consistent with   instruments of varying maturities.
                                                         preservation of
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Money             Cash       Current income    Invests substantially all of its total
Life Advisers,          Market Fund        Equivalent    consistent with   assets in a diversified and liquid
LLC/Prudential                                           stability of      portfolio of high quality, money market
Investment                                               principal         investments. During extended periods of low
Management, Inc.                                                           interest rates, and due in part to contract
                                                                           fees and expenses, the yield of the AZL
                                                                           Money Market Fund may also become extremely
                                                                           low and possibly negative.
------------------------------------------------------------------------------------------------------------------------
SCHRODER
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Schroder      International  Long-term         At least 80% of net assets in equity
Life Advisers,          International        Equity      capital           securities of small capitalization
LLC/Schroder            Small Cap Fund                   appreciation      companies located outside the U.S.
Investment Management                                                      (generally with market capitalizations of
North America Inc.                                                         $3.5 billion or less at the time of
                                                                           investment) that it believes offer the
                                                                           potential for capital appreciation.
------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term capital Invests primarily in a diversified
Life Advisers,          Balanced Fund       Portfolio    appreciation with portfolio of equity and fixed income
LLC/First Trust                                          preservation of   securities with 45% to 55% allocated to the
Advisors L.P. and                                        capital as an     equity portfolio and the balance allocated
Pacific Investment                                       important         to the fixed income portfolio. May invest a
Management Company LLC                                   consideration     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Total return      Invests at least 80% of net assets in
Life Advisers,          Equity Fund         Portfolio                      common stocks of companies that are
LLC/First Trust                                                            identified by a model based on an
Advisors L.P.                                                              allocation of 20% of fund assets in each of
                                                                           five separate strategies that seek to
                                                                           provide above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
Life Advisers,          Growth Fund         Portfolio    capital           portfolio of equity and fixed income
LLC/First Trust                                          appreciation      securities with 75% to 85% allocated to the
Advisors L.P. and                                                          equity portfolio and the balance allocated
Pacific Investment                                                         to the fixed income portfolio. May invest a
Management Company LLC                                                     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
                        Moderate Fund       Portfolio    capital           portfolio of equity and fixed income
                                                         appreciation      securities with 60% to 70% allocated to the
                                                                           equity portfolio and the balance allocated
                                                                           to the fixed income portfolio. May invest a
                                                                           significant portion of its total assets in
                                                                           securities of non-U.S. companies.
------------------------------------------------------------------------------------------------------------------------
TURNER
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Turner          Small Cap    Long-term         At least 80% of its net assets in common
Life Advisers,          Quantitative                     growth of         stocks and other equity securities of U.S.
LLC/Turner Investment   Small Cap                        capital           companies with small  market
Partners, Inc.          Growth Fund                                        capitalizations that the subadvisor
                                                                           believes, based on a quantitative model,
                                                                           have strong earnings growth potential.
                                                                           Small capitalization companies are defined
                                                                           as companies with market capitalizations,
                                                                           at the time of purchase, in the range of
                                                                           companies included in the Russell 2000(R)
                                                                           Growth  Index.
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Van Kampen     Large Value   Capital growth    Invests at least 80% of net assets in
Life Advisers,          Comstock Fund                    and income        common stocks with the potential for
LLC/Van Kampen Asset                                                       capital growth and income. May invest  up
Management                                                                 to 25% of total assets in foreign
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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--------------------------------------------------------------------------------


                                       25

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Highest           Invests at least 65% of its total assets in
                        Equity and                       possible income   income-producing equity securities and also
                        Income Fund                      consistent with   invests in investment grade quality debt
                                                         safety of         securities. May invest  up to 25% ot total
                                                         principal with    assets in foreign securities.
                                                         long-term
                                                         growth of
                                                         capital as an
                                                         important
                                                         secondary
                                                         objective
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen    International  Long term         Invests primarily in a portfolio of equity
                        Global               Equity      capital           securities of issuers located throughout
                        Franchise Fund                   appreciation      the world that it believes have, among
                                                                           other things, resilient business franchises
                                                                           and growth potential. Invests at least 65%
                                                                           of total assets in securities of issuers
                                                                           from at least three different countries,
                                                                           which may include the U.S.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Income and        Invests at least 80% of assets in equity
                        Global Real                      capital           securities of companies in the real estate
                        Estate Fund                      appreciation      industry located throughout the world,
                                                                           including real estate investment trusts and
                                                                           real estate operating companies established
                                                                           outside the U.S.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Large Value   Income and        Invests at least 65% of total assets in
                        Growth and                       long-term         income-producing equity securities,
                        Income Fund                      growth of         including common stocks and convertible
                                                         capital           securities; also in non-convertible
                                                                           preferred stocks and debt securities rated
                                                                           "investment grade." May invest  up to 25%
                                                                           of total assets in foreign securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen       Mid Cap     Capital growth    At least 80% of net assets in common stocks
                        Mid Cap Growth                                     and other equity securities of mid
                        Fund                                               capitalization growth companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those

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--------------------------------------------------------------------------------
agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT WILL BE SUBJECT TO RESTRICTIONS ON TRANSFERS INTO CERTAIN INVESTMENT OPTIONS. For more information see section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit.

You can make transfers among the Investment Options, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.

o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Option, if less. We waive this requirement if the transfer is made under the flexible rebalancing program or the allocation and transfer restrictions for the Lifetime Plus Benefit or the Lifetime Plus II Benefit.
o We may choose not to allow you to make transfers during the free look/right to examine period.
o    Your request for a transfer must clearly state:
     -    which Investment Options are involved in the transfer; and
     -    how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can transfer from a variable Annuity Payment stream to a fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the Excessive Trading and Market Timing discussion in this section.

Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

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                                       27

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

o Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely.
o    Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and out of a particular Investment Option, or transfers out of and back into a particular Investment Option.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Option at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o    Prohibiting transfers into specific Investment Options.
o    Imposing other limitations or restrictions.

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We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole opinion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Option's shares are subject to acceptance by that Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option or allocation of a Purchase Payment to an Investment Option if the order to purchase the Investment Option's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive

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trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or allocations of Purchase Payments to that Investment Option. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

FLEXIBLE REBALANCING
THE FLEXIBLE REBALANCING PROGRAM IS NOT AVAILABLE TO YOU IF YOU SELECT THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT. If you were participating in the flexible rebalancing program and subsequently add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract after the Issue Date, your participation in the flexible rebalancing program will end on the rider effective date. However, if you select the Lifetime Plus Benefit or the Lifetime Plus II Benefit and subsequently remove it from your Contract, you will be able to participate in the flexible rebalancing program after the rider termination date.

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small

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number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. Only Owners have voting privileges under the Contract.
Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Options as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o    We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


--------------------------------------------------------------------------------
5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

We do not currently offer any investment choices under our general account during the Accumulation Phase. Any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.


--------------------------------------------------------------------------------
6.    EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES

Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the M&E charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the M&E charges as a percentage of the average daily assets invested in a subaccount on an annual basis.


You can add the Lifetime Plus Benefit to your Contract once before the older Covered Person's 81st birthday. You can add the Lifetime Plus II Benefit to your Contract once before the older Covered Person's 76th birthday. Each of these optional benefits carries an additional M&E charge. You can remove either of these optional benefits, however, you may not remove the Lifetime Plus Benefit and add the Lifetime Plus II Benefit, or remove the Lifetime Plus II Benefit and add the Lifetime Plus Benefit. The Quarterly Value Death Benefit, Bonus Option, and the Short Withdrawal Charge Option are also available. Once you select any one of these options, you may not cancel it. The additional M&E charge for the Lifetime Plus Benefit, Lifetime Plus II Benefit and the Quarterly Value Death Benefit will continue until the earlier of the benefit termination or full depletion of your Contract Value. The additional M&E charge for the other optional benefits will continue until the Contract Value is fully depleted. Check with your registered representative regarding the availability of optional benefits and be sure to discuss whether the benefit is appropriate for your situation.


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The amount of the current M&E charges during the Accumulation Phase is as follows.

                                                                  CURRENT M&E
                                                                    CHARGE
                                                                  -----------
     BASE CONTRACT                                                   1.40%


     ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS*
         LIFETIME PLUS BENEFIT:**
             SINGLE LIFETIME PLUS PAYMENTS                           0.70%
             JOINT LIFETIME PLUS PAYMENTS                            0.85%
         LIFETIME PLUS II BENEFIT:**
             SINGLE LIFETIME PLUS PAYMENTS                           0.80%
             JOINT LIFETIME PLUS PAYMENTS                            0.95%
         QUARTERLY VALUE DEATH BENEFIT                               0.30%
         BONUS OPTION                                                0.30%
         SHORT WITHDRAWAL CHARGE OPTION                              0.25%


* The Lifetime Plus Benefit, Lifetime Plus II Benefit, Quarterly Value Death Benefit, Bonus Option, and/or the Short Withdrawal Charge Option may not be available to you, check with your registered representative. You can select only one of the following: the Bonus Option or the Short Withdrawal Charge Option. The Lifetime Plus Benefit and the Lifetime Plus II Benefit are each available with all other optional benefits available under the Contract, but are not available with each other.

** You select either single or joint Lifetime Plus Payments when you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract. However, you can later change joint Lifetime Plus Payments to a single Lifetime Plus Payment by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary after your request is received in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract.


During the Annuity Phase, if you request variable Annuity Payments, the M&E charge on an annual basis is equal to 1.40% for Contracts without the Bonus Option, and 1.70% for Contracts with the Bonus Option. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable Partial Annuitization.

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o    our contractual obligation to make Annuity Payments,
o    the death, income, and withdrawal benefits under the Contract,
o    certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

CONTRACT MAINTENANCE CHARGE
We deduct $50 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value (or Bonus Value if you select the Bonus Option) is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total Contract Value (or Bonus Value) of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge (this does not apply to Contracts issued in New Jersey). We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

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If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account, during the Annuity Phase, or both.


WITHDRAWAL CHARGE
The Base Contract provides a seven year withdrawal charge schedule. If you select the Bonus Option or Short Withdrawal Charge Option you will have a different withdrawal charge schedule.


You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within the withdrawal charge period. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out as Annuity Payments, as death benefits, under the waiver of withdrawal charge benefit, or as part of a required minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on Lifetime Plus Payments. (For more information, see section 11, The Lifetime Plus Benefit and Lifetime Plus II Benefit; and the discussions in section 8, Access to Your Money - Waiver of Withdrawal Charge Benefit and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments that are within the withdrawal charge period, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES, AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: Lifetime Plus Payments under the Lifetime Plus Benefit or the Lifetime Plus II Benefit, withdrawals under the free withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information please see the examples in Appendix E.

NOTE FOR CONTRACTS ISSUED IN WASHINGTON: We reduce the Withdrawal Charge Basis for penalty-free withdrawals and the free withdrawal privilege is available upon a full withdrawal. In Washington the Withdrawal Charge Basis is equal to the total Purchase Payments that are within the withdrawal charge period, less any withdrawals from the Contract (including any withdrawal charges).

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, if you have a Base Contract, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2. Then, we withdraw any Purchase Payments that are under the free withdrawal privilege and we do not assess a withdrawal charge. However, the free withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 8, Access to Your Money - Free Withdrawal Privilege.
3. Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4. Finally, we withdraw any Contract earnings. Bonuses (if applicable) and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

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We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.




                                         WITHDRAWAL CHARGE AMOUNT
  NUMBER OF COMPLETE      ------------------------------------------------------------------------
    YEARS SINCE WE                                                              CONTRACTS WITH THE
RECEIVED YOUR PURCHASE                               CONTRACTS WITH THE      SHORT WITHDRAWAL CHARGE
        PAYMENT            BASE CONTRACTS CHARGE       BONUS OPTION*                OPTION
           0                       8.5%                    8.5%                      8.5%
           1                       8.5%                    8.5%                      7.5%
           2                       7.5%                    8.5%                      5.5%
           3                       6.5%                      8%                        3%
           4                         5%                      7%                        0%
           5                         4%                      6%                        0%
           6                         3%                      5%                        0%
           7                         0%                      4%                        0%
           8                         0%                      3%                        0%
    9 years or more                  0%                      0%                        0%


* In Connecticut, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the
    time periods referenced above.



There is no charge under the following circumstances:
o for Base Contracts, when you withdraw a Purchase Payment that we have had for seven complete years,
o for Contracts with the Bonus Option, when you withdraw a Purchase Payment that we have had for nine complete years, or
o for Contracts with the Short Withdrawal Charge Option, when you withdraw Purchase Payments we have had for four complete years.


For a full withdrawal, we will deduct the withdrawal charge as a percentage of the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the remaining Contract Value (or Bonus Value if you select the Bonus Option) and we deduct it proportionately from the Investment Options.

EXAMPLE: Assume you request a withdrawal of $1,000. There is a 7.5% withdrawal charge. The total amount we deduct from your Contract is $1,081.08 and we pay you $1,000. We determine this amount as follows:

         AMOUNT REQUESTED            $1,000
     -------------------------  OR   -------- =   $1,081.08
      1 - WITHDRAWAL CHARGE           0.925

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment

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Option from which the transfer is made. If you transfer the entire amount in the
Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is made under the flexible rebalancing program or the allocation and transfer restrictions for the Lifetime Plus
Benefit or the Lifetime Plus II Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow. Transfer instructions apply equally to all accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract. We count transfers at the Contract level, and not by the number of portions in the Contract. For example, if you take a Partial Annuitization and your Contract is in both the Accumulation and Annuity Phases and you request a transfer, we count that as one transfer even though we will make the transfer in both portions of the Contract.

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value equal to the amount we are required to pay for premium tax. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay until the earliest of the following: upon the Income Date if you take a Full Annuitization, the date of full withdrawal from the Contract, or the date of any Owner's death. We may change this practice in the future and deduct the charge when the tax is due. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.



--------------------------------------------------------------------------------
7. TAXES
NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THE CONTRACT OFFERS FLEXIBILITY REGARDING HOW DISTRIBUTIONS CAN BE TAKEN. NOT ALL OF THESE DISTRIBUTIONS (OR THEIR ATTENDANT TAX CONSEQUENCES) ARE DISCUSSED IN THIS SECTION. THIS INFORMATION IS NOT INTENDED AS TAX ADVICE. YOU SHOULD, THEREFORE, CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION. FOR MORE INFORMATION ON THE TAXATION OF ANNUITY PAYMENTS MADE UNDER A PARTIAL ANNUITIZATION, SEE SECTION 3, THE ANNUITY PHASE - PARTIAL ANNUITIZATION. FOR MORE INFORMATION ON THE TAXATION OF LIFETIME PLUS PAYMENTS, SEE SECTION 11, THE LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT.


ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

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If you do not purchase the Contract under a tax qualified retirement plan, the
Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.
o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus feature with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.
o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfers or rollovers from existing TSA or 403(b) contracts and rollovers from plans identified in our 403(b) endorsements are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.
     IMPORTANT: CERTAIN CONTRIBUTIONS TO SECTION 403(B) PLANS CANNOT BE WITHDRAWN BEFORE AGE 59 1/2, DEATH, DISABILITY, SEVERANCE FROM EMPLOYMENT OR FINANCIAL HARDSHIP. THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT MAY NOT BE APPROPRIATE FOR YOU IF YOU ARE UNDER AGE 59 1/2 AND ARE AN ACTIVELY EMPLOYED PARTICIPANT IN A SECTION 403(B) PLAN, BECAUSE YOU MAY INCUR HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADDITIONAL BENEFITS UNTIL YOU ARE AGE 59 1/2. CONSULT YOUR TAX ADVISER BEFORE PURCHASING A CONTRACT WITH THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT.
o INHERITED IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by

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    the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

    We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the IRS has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(11) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Recent guidance from the Internal Revenue Service (IRS), however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that an exchange can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, Lifetime Plus Payments before your Contract Value is fully depleted, and Excess Withdrawals) or as Annuity Payments under a Full Annuitization (including Lifetime Plus Payments on or after your Contract Value has been fully depleted).


Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you begin receiving Lifetime Plus Payments and the benefit base is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the benefit base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.


If you take a Full Annuitization, different rules apply. Periodic installments scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at

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regular intervals under a Partial Annuitization as annuity payments ONLY after a
Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)   paid on or after you reach age 59 1/2;
2)   paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)   paid as annuity payments under an immediate annuity; or
6)   that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)  distributions made on account of an IRS levy upon the Qualified Contract;
6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7) distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

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9)  TSA or 403(b) Contracts, or under a qualified plan, distributions made to an employee who has separated from service after age 55;
10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
11) a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) or 403(b) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, or under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the entire value of the benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions from a TSA or 403(b) Contract are not allowed before age 59 1/2, severance from employment, death or disability:
o salary reduction contributions made in years beginning after December 31, 1988;
o    earnings on those contributions; and
o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in Section 403(b)(11) of the Code).

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.

We do not track after-tax contributions made to a Contract that would impact required minimum distributions and exceptions to accessing assets before age 59 1/2 under 403(b) Contracts.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

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DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions.

"Eligible rollover distributions" from TSA or 403(b) plans and qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

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DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


--------------------------------------------------------------------------------
8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o    by taking a withdrawal (including Lifetime Plus Payments);
o    by receiving Annuity Payments; or
o    when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt in good order of the withdrawal request at our Service Center,
o    less any applicable withdrawal charge,
o less any deductions we make to reimburse ourselves for premium tax that we pay, and
o    less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.

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Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options.

* These limitations do not apply to Lifetime Plus Payments, systematic withdrawals or required minimum distributions.

If you include the Bonus Option in your Contract and there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus first (see section 12, Other Optional Benefits - Bonus Option). Partial withdrawals in excess of the free withdrawal privilege (see the following discussion) will reduce unvested bonus amounts by the excess amount's percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the free withdrawal privilege amount by the Contract Value.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the Suspension of Payments or Transfers discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals do not reduce the Withdrawal Charge Basis,* but any withdrawals that are subject to a withdrawal charge will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts:
Lifetime Plus Payments under the Lifetime Plus Benefit or the Lifetime Plus II Benefit, withdrawals under the free withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix E.

* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for penalty-free withdrawals.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED (SEE SECTION 7, TAXES).

EXAMPLE
o You purchase a Contract with the Bonus Option and make an initial Purchase Payment of $100,000. We apply a bonus to your Contract of $6,000.
o You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus has not vested at all at this time (see section 12, Other Optional Benefits - Bonus Option).


    CALCULATING THE TOTAL WITHDRAWAL CHARGE:
    Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
        = $50,000 - $12,000 =..............................................................................$ 38,000.00
    Divided by (1 minus the withdrawal charge percentage) = 1 - 0.085 =......................................../ 0.915
                                                                                                               -------
    Total amount withdrawn that is subject to a withdrawal charge...........................................$41,530.05
    Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 - $38,000.00 =.......$ 3,530.05
                                                                                                            ==========
    REDUCING THE CONTRACT VALUE:
    Contract Value on the day of (but before) the partial withdrawal.......................................$110,600.00
    Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
        = $50,000.00 + $3,530.05 =.........................................................................- 53,530.05
                                                                                                           -----------
    Contract Value after the partial withdrawal............................................................$ 57,069.95
                                                                                                           ===========
    REDUCING THE UNVESTED BONUS:
    Amount of the unvested bonus............................................................................$ 6,000.00

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    Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege, divided by the Contract Value on the day of (but before the partial withdrawal)
        = ($53,530.05 - $12,000) / $110,600 =..................................................................X 0.380
                                                                                                               -------
    Reduction in the unvested bonus due to the partial withdrawal (0.38 x $6,000)..............................$ 2,280
    Unvested bonus after the partial withdrawal = $6,000 - $2,280 =............................................$ 3,720
                                                                                                               =======

FREE WITHDRAWAL PRIVILEGE
The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO FREE WITHDRAWAL PRIVILEGE AFTER YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT (IF APPLICABLE) OR DURING THE ANNUITY PHASE. HOWEVER, IF YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT (IF APPLICABLE) YOU CAN STILL TAKE LIFETIME PLUS PAYMENTS WITHOUT A WITHDRAWAL CHARGE. EXCESS WITHDRAWALS (INCLUDING A FULL WITHDRAWAL OF THE CONTRACT VALUE) ARE AVAILABLE WHILE YOU ARE RECEIVING LIFETIME PLUS PAYMENTS, HOWEVER, THEY ARE SUBJECT TO A WITHDRAWAL CHARGE AS SET OUT IN
SECTION 6, EXPENSES - WITHDRAWAL CHARGE.

If you take a withdrawal of more than the free withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the free withdrawal privilege. Amounts withdrawn under the free withdrawal privilege do not reduce the Withdrawal Charge Basis.*


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under the free withdrawal privilege and the free withdrawal privilege is available upon a full withdrawal.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFIT
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary. The waiver will not apply if any Owner was confined to a nursing home on the Issue Date. If the Contract is owned by a non-individual, this benefit is available if the Annuitant becomes so confined for the required period. We require proof of confinement in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.* This benefit is not available in Massachusetts.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under this benefit.

THE WAIVER VARIES FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the free withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your free withdrawal privilege amount for that Contract Year. Any withdrawals in a Contract Year, including systematic withdrawals, that exceed the free withdrawal privilege, will be subject to any applicable withdrawal charge. For more information, see section 6, Expenses - Withdrawal Charge and the discussion of the Free Withdrawal Privilege that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating this program.

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ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO
SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may elect to participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000, we will only make payments annually. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.* However, they will count against your free withdrawal privilege. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the free withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for RMD payments.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. THE MINIMUM DISTRIBUTION PROGRAM IS CURRENTLY NOT AVAILABLE UNDER TSA OR 403(B) CONTRACTS. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can elect to begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals (including Lifetime Plus Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.


--------------------------------------------------------------------------------
9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

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                                       44


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10. DEATH BENEFIT
The death benefit provided by the Base Contract is the Traditional Death Benefit. If available, you may be able to instead select the Quarterly Value Death Benefit at Contract issue. DEATH BENEFITS ARE ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT. For more information on the Quarterly Value Death Benefit please see section 12, Other Optional Benefits - Quarterly Value Death Benefit. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.


The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL DEATH BENEFIT
Under the Traditional Death Benefit, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.
1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Traditional Death Benefit value, which is the total of all Purchase Payments received before you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit (if applicable), reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization and/or withdrawal taken. Withdrawals include Lifetime Plus Payments and Excess Withdrawals.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT ONLY AS THE BONUS BECOMES VESTED. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.

NOTE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II
BENEFIT: If you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit, then, on and after the Benefit Date:
o the Traditional Death Benefit value will no longer increase because you can no longer make additional Purchase Payments, and each Lifetime Plus Payment and any Excess Withdrawal will reduce the Traditional Death Benefit value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge); and
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Excess Withdrawal you take (including any withdrawal charge).

ANY AMOUNTS WITHDRAWN OR ANNUITIZED MAY REDUCE THE TRADITIONAL DEATH BENEFIT VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional Death Benefit value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional Death Benefit value.

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EXAMPLE
o You purchase a Base Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value ............................................................................................$140,000
2) The Traditional Death Benefit value:
    Total Purchase Payments received..........................................................................$100,000
        Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...............................................- 12,500
                                                                                                              --------
                                                                                                              $ 87,500

Therefore, the death benefit that would be paid out on the tenth Contract Anniversary is the $140,000 Contract Value.

THE TRADITIONAL DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    The Business Day before the Income Date that you take a Full Annuitization.
o The Business Day that the Traditional Death Benefit value and Contract Value are both zero.
o    Contract termination.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either elect to:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.

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DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.
o If the Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit and you selected single Lifetime Plus Payments, the benefit will terminate. If the Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit and you selected joint Lifetime Plus Payments, the benefit will terminate unless the deceased Owner's spouse continues the Contract.


      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o    The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase -Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

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                                       47


                         UPON THE DEATH OF A JOINT OWNER
       (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the Death Benefit Payment Options discussion later in this section.
o If the Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit and you selected single Lifetime Plus Payments, the benefit will terminate even if the Covered Person is still alive. If the Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit and you selected joint Lifetime Plus Payments, the benefit will terminate unless the surviving spouse/Joint Owner continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o    The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

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    UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If you selected single Lifetime Plus Payments, the Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate. If you selected joint Lifetime Plus Payments, the Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate unless the deceased Annuitant's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit.
o If the Joint Owners were spouses, there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.**
o If the Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit and you selected single Lifetime Plus Payments, the benefit will terminate even if the Covered Person is still alive. If the Contract includes the Lifetime Plus Benefit or the Lifetime Plus II Benefit and you selected joint Lifetime Plus Payments, the benefit will terminate unless the surviving spouse continues the Contract.
o For a description of the payout options, see the Death Benefit Payment Options discussion later in this section.


      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase -Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
** If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

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    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT
    (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND
   WE DO NOT ALLOW JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN
                     ONLY OCCUR UNDER A FULL ANNUITIZATION)
--------------------------------------------------------------------------------
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.
o    No death benefit is payable.
o    If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

OPTION A: lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

OPTION C: if the Beneficiary is an individual, payment of the death benefit, as an Annuity Payment, under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

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11. THE LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT
The Lifetime Plus Benefit and Lifetime Plus II Benefit are both designed for those who want lifetime income and continued access to Contract Value, and are not concerned that gains will be withdrawn first and taxed as ordinary income. The Lifetime Plus Benefit and the Lifetime Plus II Benefit are available with each of the other optional benefits available under the Contract but are not available with each other.

Except as specified below, the same terms and conditions apply to the benefits available under the Lifetime Plus Benefit and the Lifetime Plus II Benefit. The Lifetime Plus Benefit and the Lifetime Plus II Benefit each provide guaranteed lifetime income in the form of partial withdrawals (Lifetime Plus Payments) during the Accumulation Phase. Lifetime Plus Payments are annual payments that we initially base upon your "benefit base," your "age band," and whether you select single or joint Lifetime Plus Payments, as described in this section of the prospectus. There is an additional fee for the Lifetime Plus Benefit and the Lifetime Plus II Benefit, and those fees may increase or decrease in certain situations. Your Lifetime Plus Payment, once established, can increase, but it cannot decrease unless you take an excess partial withdrawal (Excess Withdrawal). Your Lifetime Plus Payments will increase automatically each year based upon increases in your Contract Value, subject to adjustments for Excess Withdrawals.


You can choose either the Lifetime Plus Benefit or Lifetime Plus II Benefit once, either at Contract issue or on a subsequent Contract Anniversary, up to specified ages. You can remove the Lifetime Plus Benefit or Lifetime Plus II Benefit before you exercise the benefit. If you remove the Lifetime Plus Benefit or the Lifetime Plus II Benefit, you cannot reselect them in the future. If you select either the Lifetime Plus Benefit or the Lifetime Plus II Benefit, you can exercise the benefit and begin receiving Lifetime Plus Payments at any time, but you can only exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit at specific ages. If you select the Lifetime Plus Benefit or the Lifetime Plus II Benefit, we will restrict the Investment Options to which money can be allocated under your Contract.


If you select the Lifetime Plus Benefit or the Lifetime Plus II Benefit, we will ask you to choose either single Lifetime Plus Payments for the lifetime of the Covered Person, or joint Lifetime Plus Payments for the lifetime of both Covered Persons. For joint Lifetime Plus Payments, the Covered Persons must qualify as spouses under federal law. You declare the Covered Person(s) at the time you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract. On the date you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit (Benefit
Date), all Covered Persons must be at least age 50 and no Covered Person can be over age 90. THIS MEANS THAT JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES. The earliest possible Benefit Date you can select would be the 1st or 15th of a calendar month that occurs after we issue the Contract.

The Lifetime Plus Benefit and the Lifetime Plus II Benefit each carry an additional M&E charge.

THERE ARE SEVERAL IMPORTANT POINTS FOR YOU TO CONSIDER BEFORE SELECTING THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT.
o Neither the Lifetime Plus Benefit nor the Lifetime Plus II Benefit creates Contract Value or guarantees the performance of any Investment Option.
o You cannot exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit if any Covered Person is younger than age 50 or older than age 90. If you do not exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit during this eligibility period, it will no longer be available and you will have incurred higher Contract charges without receiving any benefit from selecting it.


o You can remove the Lifetime Plus Benefit or the Lifetime Plus II Benefit, provided that you do so before you exercise it. However, if you remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from your Contract, you may not reselect it.


o Contracts with the Lifetime Plus Benefit or the Lifetime Plus II Benefit are subject to restrictions on the Investment Options available for allocations and transfers. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the Lifetime Plus Benefit or the Lifetime Plus II Benefit.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, THEY CANNOT BE STOPPED UNLESS YOU TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION.

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o    If you choose to stop Lifetime Plus Payments and instead take an Excess
     Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received had you continued to receive Lifetime Plus Payments.
o If you choose to stop Lifetime Plus Payments and instead request fixed Annuity Payments under a Full Annuitization, the Lifetime Plus Benefit or Lifetime Plus II Benefit you selected will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Annuity Payments under a Full Annuitization, the Lifetime Plus Benefit or Lifetime Plus II Benefit you selected will terminate and we will reduce the M&E charge on that portion of the Contract.
o Certain contributions to Section 403(b) plans cannot be withdrawn before age 59 1/2, death, disability, severance from employment, or financial hardship. The Lifetime Plus Benefit and Lifetime Plus II Benefit may not be appropriate for you if you are under age 59 1/2 and are an actively employed participant in a 403(b) plan, because you may incur higher Contract expenses without receiving any additional benefits until you are age 59 1/2.


BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE AND YOUR TAX ADVISER WHETHER EITHER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT IS APPROPRIATE FOR YOUR SITUATION


ADDING THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT TO YOUR
CONTRACT


You can select either the Lifetime Plus Benefit or the Lifetime Plus II Benefit but you cannot select them both.



These benefits can be selected at Contract issue or on a Contract Anniversary subject to certain age restrictions:
o The Lifetime Plus Benefit is available once before the older Covered Person's 81st birthday. YOU CANNOT ADD THE LIFETIME PLUS BENEFIT TO A CONTRACT AFTER THE OLDER COVERED PERSON REACHES AGE 81.
o The Lifetime Plus II Benefit is available once before the older Covered Person's 76th birthday. YOU CANNOT ADD THE LIFETIME PLUS II BENEFIT TO A CONTRACT AFTER THE OLDER COVERED PERSON REACHES AGE 76.
o On the date you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit, all Covered Persons must be at least age 50 and no Covered Person can be over age 90. THIS MEANS THAT JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES.


If you do not select either the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue, you can select one of these benefits by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to add the benefit on that anniversary (the rider effective date), and your Contract Value on the rider effective date must be at least $10,000. On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We consider the reallocation of your Contract Value to comply with these restrictions to be a "good order" issue. We will process your request to add the Lifetime Plus Benefit or Lifetime Plus II Benefit after the Issue Date on the Contract Anniversary that occurs after your request is received in good order at our Service Center and the effective date of the Lifetime Plus Benefit rider or the Lifetime Plus II Benefit rider that you selected will be that Contract Anniversary (rider effective date). If you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract after the Issue Date, then, on the rider effective date, we will increase the M&E charge to equal the amount of the additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit (as applicable) and the payment type (single life or joint life) that is in effect for a newly issued Contract as of the rider effective date. We guarantee that this additional M&E charge will not exceed the maximum additional M&E charge set forth in the Fee Table for Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit (as applicable) and payment type that you select. Because we change the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you select the Lifetime Plus Benefit or the Lifetime Plus II Benefit, the additional expenses associated with it will continue until the earlier of its termination, or your Contract Value is fully depleted.


If you add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract, the flexible rebalancing program will not be available to you during the period that the Lifetime Plus Benefit or Lifetime Plus II Benefit is part of your Contract.


NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Lifetime Plus Benefit and the Lifetime Plus II Benefit each have a ten-day right to examine period. If you change your mind about the Lifetime Plus Benefit or Lifetime Plus II Benefit you selected, you can remove it from your Contract within ten days after receiving the rider. If you remove either


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benefit from your Contract, we will treat that benefit as if we had never issued it; however, it will not be available for future selection.


REMOVING THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT FROM YOUR CONTRACT
Once you have selected either the Lifetime Plus Benefit or the Lifetime Plus II Benefit, you can remove it from the Contract at any time before you exercise it. You can request the removal of the Lifetime Plus Benefit or Lifetime Plus II Benefit by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary that occurs immediately after your request is received in good order at our Service Center. If you remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because we decrease the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you remove either the Lifetime Plus Benefit or the Lifetime Plus II Benefit from your Contract, then neither benefit will be available for future selection.


Although you cannot remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from your Contract after you exercise it, you can terminate it any time after you exercise it by electing to stop Lifetime Plus Payments and instead:
o take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax that we pay, or
o request Annuity Payments under a Full Annuitization based on the entire Contract Value, less any deduction we make to reimburse ourselves for premium tax that we pay.

NOTE: If you do elect to stop Lifetime Plus Payments:
o    your Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate,
o    the Accumulation Phase of the Contract will end,
o    the death benefit will terminate, and
o if you request Annuity Payments, all annuitized portions of the Contract will terminate as indicated in section 3, The Annuity Phase.

WHO IS CONSIDERED A COVERED PERSON(S)?
For single Lifetime Plus Payments and for:
o   solely owned Contracts, the Covered Person is the Owner.
o   Contracts owned by a non-individual, the Covered Person is the Annuitant.
o jointly owned Contracts, you can choose which Owner is the Covered Person subject to the maximum age restriction for adding the Lifetime Plus Benefit (age 80 or younger) or the Lifetime Plus II Benefit (age 75 or younger) to your Contract.

NOTE FOR JOINT OWNERS SELECTING SINGLE LIFETIME PLUS PAYMENTS: If the Joint Owners are not spouses, Lifetime Plus Payments will stop with the death of any Owner. If the Joint Owners are spouses, Lifetime Plus Payments will stop with the death of any Owner unless the surviving spouse/Joint Owner is the Covered Person and chooses to continue the Contract. THIS MEANS THAT IF YOU SELECT SINGLE LIFETIME PLUS PAYMENTS ON A JOINTLY OWNED CONTRACT, LIFETIME PLUS PAYMENTS COULD STOP EVEN IF THE COVERED PERSON IS STILL ALIVE.

For joint Lifetime Plus Payments, Covered Persons must be spouses and for:
o    Non-Qualified Contracts:
     -    spouses must be Joint Owners; or
     - one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
     - one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

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o   Qualified Contracts:
     - one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
     - if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. In addition, if we require a non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.

NOTE: A PERSON WILL NO LONGER QUALIFY AS A COVERED PERSON AND WILL BE REMOVED FROM THE CONTRACT IF THAT PERSON IS NO LONGER AN OWNER, JOINT OWNER, ANNUITANT, SOLE PRIMARY BENEFICIARY, OR SOLE CONTINGENT BENEFICIARY AS REQUIRED ABOVE.

NOTE: If you select joint Lifetime Plus Payments, the Covered Persons must continue to qualify as spouses under federal law until the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates. Once you declare the Covered Persons, if at any time before the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates you are no longer spouses, you must send us notice and remove a Covered Person from the Contract. IF ONE COVERED PERSON DIES BEFORE WE RECEIVE NOTICE THAT THE COVERED PERSONS ARE NO LONGER SPOUSES, THEN THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT WILL TERMINATE AND ANY LIFETIME PLUS PAYMENTS WE WERE MAKING WILL STOP.

After we issue the Lifetime Plus Benefit or Lifetime Plus II Benefit, you cannot add a Covered Person to your Contract or change Covered Persons. However, you can remove a Covered Person after we issue the Lifetime Plus Benefit or Lifetime Plus II Benefit if you selected joint Lifetime Plus Payments. You can make this change only once.

If you have not exercised your Lifetime Plus Benefit or Lifetime Plus II Benefit, you can request the removal of a Covered Person within 30 days before a Contract Anniversary by completing the appropriate form. If you exercised your Lifetime Plus Benefit or Lifetime Plus II Benefit, you can request the removal of a Covered Person within 30 days before a Benefit Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary (or Benefit Anniversary, as applicable) that occurs immediately after your request is received in good order at our Service Center. If you remove a Covered Person from your Contract, we will change the M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of that anniversary ONLY IF THAT AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT. If we change the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the anniversary that we process your request will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.



If you remove a Covered Person after you have begun to receive Lifetime Plus Payments, we will compare your current Lifetime Plus Payment to a payment based on the appropriate percentage for the remaining Covered Person's current age and the current Contract Value as of the Benefit Anniversary that we process your removal request (see the age band table in the discussion of Lifetime Plus Payments later in this section). If the payment based on the appropriate percentage for the remaining Covered Person's current age and Contract Value is greater, we will increase your Lifetime Plus Payment to this new amount. We will not reduce your Lifetime Plus Payment if you remove a Covered Person from your Contract.

IF YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT
o You can no longer remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from the Contract.
o    You cannot add a Covered Person, or change Covered Persons.
o    Partial Annuitizations are no longer available.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.


o The free withdrawal privilege will no longer be available to you. However, Lifetime Plus Payments are not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. For Contracts issued in Washington, however, Lifetime Plus Payments will reduce the Withdrawal Charge Basis.


o Excess Withdrawals (including a full withdrawal of the Contract Value) which are available while you are receiving Lifetime Plus Payments, are subject to a withdrawal charge, and will reduce the Withdrawal Charge Basis, as set out in section 6, Expenses - Withdrawal Charge.

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o    Any Excess Withdrawal will reduce your Lifetime Plus Payment proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge). EXCESS WITHDRAWALS MAY CAUSE LIFETIME PLUS PAYMENTS TO STOP AND THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT TO TERMINATE.
o The systematic withdrawal program will no longer be available to you. If you are participating in this program, your participation will stop.
o You can only change the ownership of this Contract if you selected joint Lifetime Plus Payments and:
     o    an Owner dies and the spouse continues the Contract, or
     o you remove a Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
o The additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit will continue until the earlier of its termination, or the total depletion of your Contract Value.
o If you have the Quarterly Value Death Benefit, the additional M&E charge for the Quarterly Value Death Benefit will continue as long as the Quarterly Value Death Benefit value is greater than zero.
o The portion of the Traditional Death Benefit value that is based on Purchase Payments will no longer increase.
o Each Lifetime Plus Payment and any Excess Withdrawal will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each Lifetime Plus Payment and any Excess Withdrawal.
o You can no longer manually reset the 5% Annual Increase under the Lifetime Plus Benefit. We will no longer automatically reset the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit.
o We will no longer calculate the Quarterly Anniversary Value (for the Lifetime Plus and Lifetime Plus II Benefit), the 5% Annual Increase under the Lifetime Plus Benefit, or the Highest Annual Increase under the Lifetime Plus II Benefit, and they will all cease to exist.
o We may apply an annual payment increase to your Lifetime Plus Payment on every Benefit Anniversary after you exercise your Lifetime Plus Benefit or Lifetime Plus II Benefit and before the older Covered Person's 91st birthday. If you receive an increase to your Lifetime Plus Payment, we reserve the right to change the additional M&E charge for your Lifetime Plus Benefit or Lifetime Plus II Benefit to equal the charge for your benefit on a newly issued Contract as of the next fifth Benefit Anniversary. This change will take effect 60 days after that fifth Benefit Anniversary if we increased your Lifetime Plus Payments on that Benefit Anniversary or any of the previous four Benefit Anniversaries.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, THEY CANNOT BE STOPPED UNLESS YOU TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION.


LIFETIME PLUS PAYMENTS
To begin receiving Lifetime Plus Payments you must submit a payment election form to our Service Center. Lifetime Plus Payments will begin on the Benefit Date, which must be the 1st or 15th of a calendar month. The Benefit Date will be at least 15 calendar days after your request has been received in good order at our Service Center.

You can elect to receive Lifetime Plus Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each Lifetime Plus Payment amount will equal the annual Lifetime Plus Payment divided by the number of payments we will make during the Benefit Year. If the scheduled Lifetime Plus Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.


If you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit, we will begin making Lifetime Plus Payments as of the Benefit Date based on the benefit base (see "The Benefit Base" later in this section) and the age band of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:

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 AGE BAND OF THE COVERED PERSON          ANNUAL LIFETIME PLUS PAYMENT PERCENTAGE
(OR YOUNGER OF THE COVERED PERSONS FOR    BENEFIT BASE AND WE BASE FUTURE YEARS'
    JOINT LIFETIME PLUS PAYMENTS)               PAYMENTS ON CONTRACT VALUE)
----------------------------------------    ------------------------------------
               50 to 59                                       4%
               60 to 69                                       5%
               70 to 79                                       6%
             80 or older                                      7%

YOU CANNOT EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT IF ANY COVERED PERSON IS YOUNGER THAN AGE 50 OR OLDER THAN AGE 90. IF YOU HAVE NOT EXERCISED THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT SIX MONTHS BEFORE THE OLDER COVERED PERSON'S 91ST BIRTHDAY, WE WILL SEND YOU WRITTEN NOTICE THAT THE BENEFIT IS ABOUT TO TERMINATE. IF THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT TERMINATES BEFORE YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY EXPLICIT ADVANTAGE FROM SELECTING IT.
--------------------------------------------------------------------------------


NOTE: IF YOU ADD THE LIFETIME PLUS BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE. Keep in mind that the Benefit Date must occur on either the 1st or 15th of a calendar month.


The percentage of the annual Lifetime Plus Payment is set on the rider effective date and will not change for an age band during the life of the Contract. However, we may use different percentages and age bands for newly issued Contracts in the future.

The initial Lifetime Plus Payment must be at least $100. If we are unable to structure the initial Lifetime Plus Payment so that it is at least $100, Lifetime Plus Payments will not be available to you and we will contact you to discuss alternate arrangements. For Qualified Contracts, as a courtesy at the end of each calendar year, we will distribute a Lifetime Plus Payment equal to any remaining required minimum distribution that may be due from the Contract. This distribution will not be subject to a withdrawal charge, and we will not treat it as an Excess Withdrawal.

AN EXCESS WITHDRAWAL WILL REDUCE YOUR LIFETIME PLUS PAYMENT PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN. TAKING EXCESS WITHDRAWALS MAY CAUSE LIFETIME PLUS PAYMENTS TO STOP, AND YOUR LIFETIME PLUS OR LIFETIME PLUS II BENEFIT WILL TERMINATE.

IF YOU TAKE AN EXCESS WITHDRAWAL THAT REDUCES YOUR LIFETIME PLUS PAYMENT TO A LEVEL AT WHICH WE ARE UNABLE TO STRUCTURE THE LIFETIME PLUS PAYMENT SO THAT IT IS AT LEAST $100, YOU MUST TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE, LIFETIME PLUS PAYMENTS WILL STOP, AND YOUR LIFETIME PLUS OR LIFETIME PLUS II BENEFIT WILL TERMINATE.

Once each Benefit Year, you can change the frequency of Lifetime Plus Payments for the following Benefit Year. You must provide notice of any requested change to the frequency of your Lifetime Plus Payment to our Service Center at least 30 days before the Benefit Anniversary. We will change the payment frequency on the Benefit Anniversary and the change will remain in effect for the entire following Benefit Year.

We will deduct each Lifetime Plus Payment proportionately from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while the Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect. You can also continue to make transfers between the Investment Options while the Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect (subject to certain restrictions set out in section 4, Investment Options - Transfers and the Investment Option Allocation and Transfer Restrictions discussion later in this section).


If you fully deplete your Contract Value, you will continue to receive Lifetime Plus Payments until the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates. If you do not take an Excess Withdrawal of the entire Contract Value while the Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, then Lifetime Plus Payments will continue as follows:

o For single Lifetime Plus Payments where the Contract is solely owned or owned by a non-individual, Lifetime Plus Payments continue until the death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned and the Joint Owners are not spouses, Lifetime Plus Payments continue until the death of any Joint Owner.


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o   For single Lifetime Plus Payments where the Contract is jointly owned by spouses, Lifetime Plus Payments continue until the death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse is the Covered Person and elects to continue the Contract, Lifetime Plus Payments continue until the death of the Covered Person.


o For joint Lifetime Plus Payments, Lifetime Plus Payments continue until the deaths of both Covered Persons so long as the Covered Persons are married at the time of the first Covered Persons death. Upon the death of an Owner (or the Annuitant if the Contract is owned by a non-individual) who was also a Covered Person, if the surviving spouse continues the Contract, joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive. However, if the surviving spouse elects to receive the death benefit, then Lifetime Plus Payments will stop.




AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS
On each Benefit Anniversary after you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit and before the older Covered Person's 91st birthday, we will increase your Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary. You will automatically receive an annual payment increase to your Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your Lifetime Plus Payment by this percentage. For example, if your Contract Value increases 5%, your annual Lifetime Plus Payment will increase 5%.

You may also receive an annual payment increase if the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) has crossed an age band on a Benefit Anniversary and the new Lifetime Plus Payment percentage for that new age band, when applied to the Contract Value as of the Benefit Anniversary, results in a higher Lifetime Plus Payment. In this case, we will increase your Lifetime Plus Payment to this new value as of the Benefit Anniversary you crossed an age band.

AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS ARE NO LONGER AVAILABLE AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR AFTER YOU FULLY DEPLETE YOUR CONTRACT VALUE.

IF WE APPLY AN ANNUAL PAYMENT INCREASE TO YOUR LIFETIME PLUS PAYMENT, WE RESERVE THE RIGHT TO CHANGE THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT TO EQUAL THE CHARGE FOR YOUR SELECTED BENEFIT ON A NEWLY ISSUED CONTRACT AS OF THE NEXT FIFTH BENEFIT ANNIVERSARY. This change will take effect 60 days after that fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) if we increased your Lifetime Plus Payments on the current Benefit Anniversary or any of the previous four Benefit Anniversaries. If you have not received an increase to your Lifetime Plus Payment on any of these five Benefit Anniversaries, we will not change the additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit. If you have received an increase to your Lifetime Plus Payment on any of these five Benefit Anniversaries, we will change the additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit and payment type (single life or joint life) to the additional M&E charge that is in effect for a newly issued Contract as of the current fifth Benefit Anniversary ONLY IF THIS AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT.

We will make any change as of the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for the Lifetime Plus Benefit or Lifetime Plus II Benefit, then we will make the change and send you a confirmation letter.

IF THIS CHANGE INCREASES THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT, WE WILL SEND YOU WRITTEN NOTICE OF THE INTENDED INCREASE AND PROVIDE YOU AT LEAST A 30-DAY NOTICE PERIOD TO DECLINE THE INCREASE. If you decline the increase to the additional M&E charge, you will no longer be eligible to receive future annual payment increases to your Lifetime Plus Payments. Also, your annual Lifetime Plus Payment amount will be equal to the annual amount that we established on the current fifth Benefit Anniversary, and it will remain fixed at this level until the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates, unless you take an Excess Withdrawal. IF YOU DO NOT NOTIFY

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US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR
THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU HAVE ACCEPTED THE INCREASE AND WE WILL MAKE THE CHANGE. We guarantee that, if we increase the additional M&E charge associated with the Lifetime Plus Benefit or Lifetime Plus II Benefit, that charge will not exceed the maximum additional M&E charge for Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit (as applicable) and payment type (single life or joint life) that is set forth in the Fee Tables. If you accept an increase to the additional M&E charge associated with the Lifetime Plus Benefit or Lifetime Plus II Benefit, then you continue to be eligible to receive future annual payment increases.

EXAMPLE OF THE ANNUAL PAYMENT INCREASE
o You select single Lifetime Plus Payments when you are age 57. You are the only Owner and are also the Covered Person. Your initial Lifetime Plus Payment percentage is 4% and your benefit base is $105,000. You elect annual Lifetime Plus Payments.

                                                                           ANNUAL LIFETIME PLUS       ANNUAL PAYMENT
                                            AGE         CONTRACT VALUE            PAYMENT               PERCENTAGE
     Benefit Date                           57            $100,000               $4,200                    4%
     First Benefit Anniversary              58            $102,000               $4,284                    4%
     Second Benefit Anniversary             59            $ 98,000               $4,284                    4%
     Third Benefit Anniversary              60            $100,000               $5,000                    5%

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($102,000 - $100,000) / $100,000 = 2%. We then apply a 2% annual payment increase to the Lifetime Plus Payment ($4,200 x 1.02 = $4,284).
o On the second Benefit Anniversary the current Contract Value is less than the Contract Value on the first Benefit Anniversary so there is no annual payment increase due to an increase in the Contract Value. On the second
    Benefit Anniversary you are age 59 and there is also no annual payment increase as a result of your crossing an age band.
o On the third Benefit Anniversary the current Contract Value is greater than the Contract Value on the second Benefit Anniversary. The percentage of the increase is ($100,000 - $98,000) / $98,000 = 2%. We then apply a 2% annual payment increase to the Lifetime Plus Payment ($4,284 x 1.02 = $4,371).
    However, on this Benefit Anniversary you have also crossed an age band and your Lifetime Plus Payment percentage has increased to 5%. We then compare the payment based on the new Lifetime Plus Payment percentage and current
    Contract Value ($100,000 x 0.05 = $5,000) to the current payment (which has been increased to $4,371 as a result of the growth in Contract Value during the past year). Because the Lifetime Plus Payment based on the new percentage and current Contract Value is greater than the payment based on the growth in Contract Value, we will increase the payment to $5,000.

EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON THE LIFETIME PLUS PAYMENT
o Continuing the example above, assume that during the fourth Benefit Year you take an Excess Withdrawal of $8,820 at a time when the Contract Value is $98,000.

                                                               ANNUAL LIFETIME PLUS        ANNUAL PAYMENT
                                           CONTRACT VALUE            PAYMENT                PERCENTAGE
     Third Benefit Anniversary                $100,000               $5,000                     5%
     Immediately After Withdrawal             $89,180                $4,550
     Fourth Benefit Anniversary               $99,000                $4,550                     5%

o As a percentage of Contract Value, the Excess Withdrawal represents 9.0% of Contract Value ($8,820 / $98,000 = 9.0%). Immediately after the Excess Withdrawal, we reduce the Contract Value by the amount of the Excess Withdrawal ($98,000 - $8,820 = $89,180) and we reduce the Annual Lifetime Plus Payment by the percentage of Contract Value withdrawn ($5,000 - (9.0% x $5,000) = $4,550).

o On the fourth Benefit Anniversary the current Contract Value is less than the Contract Value on the third Benefit Anniversary and there is no annual payment increase as a result of growth in the Contract Value. On the fourth Benefit Anniversary you are age 62 and there is also no annual payment increase as a result of your crossing an age band.

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THE BENEFIT BASE
We base the initial Lifetime Plus Payments on the benefit base and the age band of the Covered Person(s). YOU CAN ACCESS THE BENEFIT BASE ONLY BY TAKING LIFETIME PLUS PAYMENTS.

On the date you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit (the Benefit Date), the benefit base is equal to the greatest of:
o    the Contract Value,
o    the Quarterly Anniversary Value,
o for the Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value), or
o for the Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value).

NOTE: The greater the benefit base, the greater the Lifetime Plus Payment you will receive.

Once we establish your Lifetime Plus Payment, we will no longer calculate the Quarterly Anniversary Value, the 5% Annual Increase, the Highest Annual Increase, the Enhanced 5% Annual Increase, or the Enhanced 10-Year Value and they will all cease to exist. Beginning on the Benefit Date, your Lifetime Plus Payment will only increase through the automatic annual payment increase feature (which is only available before the older Covered Person's 91st birthday).

NOTE: WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE (HOWEVER, WE WILL CONTINUE TO CALCULATE THE QUARTERLY ANNIVERSARY VALUE UNDER THE QUARTERLY VALUE DEATH BENEFIT IF YOU HAVE SELECTED THIS OPTIONAL BENEFIT), THE 5% ANNUAL INCREASE, THE HIGHEST ANNUAL INCREASE, THE ENHANCED 5% ANNUAL INCREASE OR THE ENHANCED 10-YEAR VALUE BEGINNING ON THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR THE BENEFIT DATE. If you have not exercised the Lifetime Plus Benefit or Lifetime Plus II Benefit as of the older Covered Person's 91st birthday, these values will cease to exist and the Lifetime Plus Benefit and Lifetime Plus II Benefit will no longer be available to you.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE NOT INCLUDED IN THE PORTIONS OF THE QUARTERLY ANNIVERSARY VALUE, 5% ANNUAL INCREASE, HIGHEST ANNUAL INCREASE, ENHANCED 5% ANNUAL INCREASE, OR ENHANCED 10-YEAR VALUE THAT IS BASED ON CONTRACT VALUE UNTIL THEY ARE VESTED. YOU ALSO WILL NOT RECEIVE THE BENEFIT OF THE BONUS IN THE PORTIONS OF THESE VALUES THAT ARE BASED ON PURCHASE PAYMENTS.

THE QUARTERLY ANNIVERSARY VALUE
If you select the Lifetime Plus Benefit or Lifetime Plus II Benefit at Contract issue, the Quarterly Anniversary Value is the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value on any Quarterly Anniversary. If you select the Lifetime Plus Benefit or Lifetime Plus II Benefit after issue, the Quarterly Anniversary Value is the highest Contract Value on the rider effective date or on any subsequent Quarterly Anniversary. We adjust the Quarterly Anniversary Value for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix B.

THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
CALCULATING THE 5% ANNUAL INCREASE: Under the 5% Annual Increase we guarantee (provided you take no withdrawals or Partial Annuitizations) that, IF YOU SELECT THE LIFETIME PLUS BENEFIT AT ISSUE AND ALL PURCHASE PAYMENTS ARE RECEIVED WITHIN 90 DAYS OF THE ISSUE DATE, then:
o before the tenth Contract Anniversary, the 5% Annual Increase will equal total Purchase Payments, compounded by 5% on each Contract Anniversary; and
o on the tenth Contract Anniversary, and thereafter, the 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the total Purchase Payments.

Under the 5% Annual Increase we guarantee (provided you take no withdrawals or Partial Annuitizations) that, IF YOU SELECT THE LIFETIME PLUS BENEFIT AFTER THE ISSUE DATE, OR UPON A RESET OF THE 5% ANNUAL INCREASE (SEE THE DISCUSSION LATER IN THIS SECTION) AND YOU MAKE NO ADDITIONAL PURCHASE PAYMENTS AFTER THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY, then:
o before the tenth Contract Anniversary following the rider effective date or reset anniversary, the 5% Annual Increase will equal the Contract Value as of the rider effective date or reset anniversary, compounded by 5% on each subsequent Contract Anniversary; and

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o   on the tenth Contract Anniversary following the rider effective date or reset anniversary, and thereafter, the 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the rider effective date or reset anniversary.

IF ANY PURCHASE PAYMENTS ARE RECEIVED MORE THAN 90 DAYS AFTER THE ISSUE DATE - OR, IF THEY ARE RECEIVED AT ANY TIME AFTER THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY - then we will add these payments to the 5% Annual Increase and Enhanced 10-Year Value as follows.
o We will add the Purchase Payment to the 5% Annual Increase on the Business Day we receive it, but we will not apply the 5% compounding to the Purchase Payment until the second Contract Anniversary after we receive it. On the second Contract Anniversary after we receive a Purchase Payment, we will apply 5% compounding to the payment for both the current Contract Anniversary and the previous Contract Anniversary.
o We will add the Purchase Payment to the Enhanced 10-Year Value on the Business Day we receive it, but we will not double the Purchase Payment until the tenth Contract Anniversary that occurs after we receive it.

We adjust the 5% Annual Increase and the Enhanced 10-Year Value for partial withdrawals and Partial Annuitizations. The 5% Annual Increase will never exceed the Enhanced 10-Year Value.

A PURCHASE PAYMENT DOES NOT BECOME DOUBLED AS GUARANTEED BY THE ENHANCED 10-YEAR VALUE UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER WE RECEIVE IT. THEREFORE, IF YOU MAKE A LARGE ADDITIONAL PURCHASE PAYMENT, YOU SHOULD CONSIDER WHETHER THIS WAITING PERIOD IS APPROPRIATE FOR YOU OR WHETHER IT IS MORE APPROPRIATE TO PURCHASE A NEW CONTRACT WITH THE ADDITIONAL PURCHASE PAYMENT. FOR MORE DETAILS, SEE THE EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS BENEFIT IN APPENDIX C.

TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE, YOU MUST WAIT AT LEAST UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER THE DATE WE RECEIVE YOUR LAST PURCHASE PAYMENT, OR AT LEAST UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER ANY RESET ANNIVERSARY.


IF YOU ADD THE LIFETIME PLUS BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80:
o ANY PURCHASE PAYMENTS RECEIVED MORE THAN 91 DAYS AFTER THE ISSUE DATE WILL NOT BE DOUBLED AS GUARANTEED BY THE 5% ANNUAL INCREASE BEFORE THE LIFETIME PLUS BENEFIT WILL TERMINATE, AND
o IF YOU WANT TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE, YOU WILL HAVE LESS THAN ONE YEAR TO EXERCISE THE LIFETIME PLUS BENEFIT BECAUSE IT IS NO LONGER AVAILABLE TO YOU ON OR AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY. HOWEVER, IF YOU ADD THE LIFETIME PLUS BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE. Keep in mind that the Benefit Date must occur on either the 1st or 15th of a calendar month.


For more details and examples of how we calculate the 5% Annual Increase and the Enhanced 10-Year Value, please see Appendix C.

MANUAL RESETS OF THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
Before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus Benefit, you can request to have us reset the 5% Annual Increase to equal the Contract Value if that amount is greater than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary, we will exclude Purchase Payments received within 90 days of the Issue Date. You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once your request is received in good order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day. When we process your reset request, we will change the 5% Annual Increase to equal the Contract Value as of the reset anniversary and we will increase the Enhanced 10-Year Value to equal two times the Contract Value as of the reset anniversary.

IF YOU RESET THE 5% ANNUAL INCREASE, WE WILL CHANGE THE M&E CHARGE FOR THE LIFETIME PLUS BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) TO EQUAL THE ADDITIONAL M&E CHARGE THAT IS IN EFFECT FOR A NEWLY ISSUED CONTRACT AS OF THE RESET ANNIVERSARY IF THIS AMOUNT DIFFERS FROM THE CURRENT M&E CHARGE ON YOUR CONTRACT. We will change the additional M&E charge on the 30th day following the reset anniversary, or the next Business Day if the 30th day is not a Business Day. We guarantee that the new additional M&E charge for the Lifetime Plus Benefit will not be more than the

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maximum additional M&E charge for Contracts with the Lifetime Plus Benefit and payment type (single life or joint life) that is set forth in the Fee Tables. If we change the additional M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the 30th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

NOTE: You cannot request a reset:
o    on or after the older Covered Person's 81st birthday,
o    on or after the Benefit Date that you exercise the Lifetime Plus Benefit,
o    on or after the Income Date that you take a Full Annuitization,
o if the Contract Value is less than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary we will exclude Purchase Payments received within 90 days of the Issue Date.

THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
CALCULATING THE HIGHEST ANNUAL INCREASE: The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of the Enhanced 5% Annual Increases established through automatic resets that may occur on each Contract Anniversary.

THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT


CALCULATING THE ENHANCED 5% ANNUAL INCREASE: Under the Enhanced 5% Annual Increase we guarantee (provided you take no withdrawals or Partial Annuitizations) that, IF YOU SELECT THE LIFETIME PLUS II BENEFIT AT ISSUE AND ALL PURCHASE PAYMENTS ARE RECEIVED WITHIN 90 DAYS OF THE ISSUE DATE, then:
o before the tenth Contract Anniversary, the initial Enhanced 5% Annual Increase will equal total Purchase Payments, compounded by 5% on each Contract Anniversary; and
o on the tenth Contract Anniversary, and thereafter, the initial Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the total Purchase Payments.


Under the Enhanced 5% Annual Increase we guarantee (provided you take no withdrawals or Partial Annuitizations) that, IF YOU SELECT THE LIFETIME PLUS II BENEFIT AFTER THE ISSUE DATE, AND YOU MAKE NO ADDITIONAL PURCHASE PAYMENTS AFTER THE RIDER EFFECTIVE DATE, then:
o before the tenth Contract Anniversary following the rider effective date, the initial Enhanced 5% Annual Increase will equal the Contract Value as of the rider effective date compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following the rider effective date, and thereafter, the initial Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the rider effective date.



Under the Enhanced 5% Annual Increase we guarantee (provided you take no withdrawals or Partial Annuitizations) that, UPON EACH RESET OF THE ENHANCED 5% ANNUAL INCREASE, ASSUMING YOU MAKE NO ADDITIONAL PURCHASE PAYMENTS AFTER THE RESET anniversary, then:
o before the tenth Contract Anniversary following each reset anniversary, each reset Enhanced 5% Annual Increase will equal the Contract Value as of the reset anniversary, compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following each reset anniversary, and thereafter, each reset Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the reset anniversary.




IF ANY P
URCHASE PAYMENTS ARE RECEIVED MORE THAN 90 DAYS AFTER THE ISSUE DATE -
OR, IF THEY ARE RECEIVED AT ANY TIME AFTER THE RIDER EFFECTIVE DATE OR A RESET ANNIVERSARY - then we will add these payments to each Enhanced 5% Annual Increase and each Enhanced 10-Year Value as follows.
o We will add the Purchase Payment to each Enhanced 5% Annual Increase on the Business Day we receive it, but we will not apply the 5% compounding for that Purchase Payment until the second Contract Anniversary after we receive it. On the second Contract Anniversary after we receive a Purchase Payment, we will apply 5% compounding to the payment for both the current Contract Anniversary and the previous Contract Anniversary.

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o   We will add the Purchase Payment to each Enhanced 10-Year Value on the
    Business Day we receive it, but we will not double the Purchase Payment until the tenth Contract Anniversary that occurs after we receive it.

We adjust each Enhanced 5% Annual Increase and each Enhanced 10-Year Value for partial withdrawals and Partial Annuitizations. The Enhanced 5% Annual Increase will never exceed the Enhanced 10-Year Value.

For more details and examples of how we calculate the Enhanced 5% Annual Increase and the Enhanced 10-Year Value, please see Appendix D.

AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
Unlike the Lifetime Plus Benefit, you do not elect manual resets of the Enhanced 5% Annual Increase. Instead, before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus II Benefit, we automatically reset the Enhanced 5% Annual Increase on any Contract Anniversary if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date. AN AUTOMATIC RESET OF THE ENHANCED 5% ANNUAL INCREASE MAY RESULT IN A HIGHER M&E CHARGE AS DESCRIBED LATER IN THIS SECTION.

An automatic reset of the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. This may result in the establishment of several Enhanced 5% Annual Increases and several Enhanced 10-Year Values. All previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values continue to be calculated and are used in determining the Highest Annual Increase.

For each Enhanced 5% Annual Increase, we will establish an Enhanced 10-Year Value on the same date. Assuming you make no additional Purchase Payments and take no withdrawals or Partial Annuitizations, each Enhanced 5% Annual Increase will be subject to the Enhanced 10-Year Value as follows.
o IF THE RIDER EFFECTIVE DATE IS THE ISSUE DATE: on each Business Day on or after the tenth Contract Anniversary of the Issue Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.
o IF THE RIDER EFFECTIVE DATE OCCURS AFTER THE ISSUE DATE: on each Business Day on or after the tenth Contract Anniversary of the rider effective date, the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.
o IF AN AUTOMATIC RESET HAS OCCURRED: on each Business Day on or after the tenth Contract Anniversary after the reset anniversary, the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

Each Enhanced 5% Annual Increase will never exceed its associated Enhanced 10-Year Value that was established on the same date.

IF THERE IS AN AUTOMATIC RESET OF THE ENHANCED 5% ANNUAL INCREASE, WE WILL CHANGE THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS II BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) TO EQUAL THE ADDITIONAL M&E CHARGE THAT IS IN EFFECT FOR A NEWLY ISSUED CONTRACT AS OF THE RESET ANNIVERSARY IF THIS AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT. We will notify you of any pending increase in the additional M&E charge and give you 30 days to accept the higher additional M&E charge or opt out of future Enhanced 10-Year Values with the Enhanced 5% Annual Increase feature. If you "opt out," we will not adjust the additional M&E charge and we will no longer establish Enhanced 5% Annual Increases and Enhanced 10-Year Values on future Contract Anniversaries. If you accept the higher additional M&E charge, then we will increase the charge 60 days after the reset anniversary, or the next Business Day if the 60th day is not a Business Day. We guarantee that the new additional M&E charge for the Lifetime Plus II Benefit will not be more than the maximum additional M&E charge for Contracts with the Lifetime Plus II Benefit and payment type (single life or joint life) that is set forth in the Fee Tables. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 30th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

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NOTE:
o YOU MUST SPECIFICALLY "OPT OUT" OF FUTURE AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE AT A HIGHER M&E CHARGE OTHERWISE WE WILL ASSESS THE HIGHER M&E CHARGE.


o THE LIFETIME PLUS II BENEFIT MAY NOT BE COST EFFECTIVE FOR THOSE WHO PLAN TO EXERCISE IT BEFORE THE TENTH CONTRACT ANNIVERSARY. This is because the Lifetime Plus II Benefit carries higher Contract charges than the Lifetime Plus Benefit, and because the Lifetime Plus II Benefit will not result in a higher benefit base than the Lifetime Plus Benefit during the first ten Contract Years after it is selected (assuming you select the Lifetime Plus Benefit and choose to manually reset the 5% Annual Increase on each Contract Anniversary that a reset is available). However, unlike the Lifetime Plus Benefit, the Lifetime Plus II Benefit does not require a manual reset of the Enhanced 5% Annual Increase and you do not forfeit previously established Enhanced 5% Annual Increases when an automatic reset of the Enhanced 5% Annual Increase occurs under the Lifetime Plus II Benefit.


A PURCHASE PAYMENT DOES NOT BECOME DOUBLED AS GUARANTEED BY THE ENHANCED 10-YEAR VALUE UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER WE RECEIVE IT. THEREFORE, IF YOU MAKE A LARGE ADDITIONAL PURCHASE PAYMENT, YOU SHOULD CONSIDER WHETHER THIS WAITING PERIOD IS APPROPRIATE FOR YOU OR WHETHER IT IS MORE APPROPRIATE TO PURCHASE A NEW CONTRACT WITH THE ADDITIONAL PURCHASE PAYMENT. FOR MORE DETAILS, SEE THE EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS II BENEFIT IN APPENDIX D.

TO RECEIVE THE MAXIMUM BENEFIT FROM THE ENHANCED 5% ANNUAL INCREASE, YOU MUST WAIT AT LEAST UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER THE DATE WE RECEIVE YOUR LAST PURCHASE PAYMENT, OR AT LEAST UNTIL THE ELEVENTH CONTRACT ANNIVERSARY AFTER ANY RESET ANNIVERSARY BEFORE EXERCISING THE LIFETIME PLUS II BENEFIT.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS
THESE RESTRICTIONS WILL APPLY ONLY TO CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT. BY SELECTING THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT, YOU ARE CONSENTING TO HAVE US REALLOCATE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT.

Under Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit, we will restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options as follows.

o YOU CANNOT HAVE MORE THAN 25% OF YOUR TOTAL CONTRACT VALUE IN THE GROUP A INVESTMENT OPTIONS.
o YOU CANNOT HAVE MORE THAN 70% OF YOUR TOTAL CONTRACT VALUE IN BOTH GROUP A AND GROUP B INVESTMENT OPTIONS.
o THERE ARE NO LIMITS ON THE AMOUNT OF CONTRACT VALUE THAT YOU CAN HAVE IN THE GROUP C INVESTMENT OPTIONS.

GROUP A INVESTMENT OPTIONS
---------------------------------------------------
AZL Columbia Technology Fund                                    AZL OCC Opportunity Fund
Davis VA Financial Portfolio                                    AZL Oppenheimer Developing Markets Fund
AZL Dreyfus Premier Small Cap Value Fund                        PIMCO VIT CommodityRealReturn Strategy Portfolio
AZL Small Cap Stock Index Fund                                  AZL Schroder International Small Cap Fund
AZL Franklin Small Cap Value Fund                               AZL Turner Quantitative Small Cap Growth
Franklin Global Communications Securities Fund                  AZL Van Kampen Global Real Estate Fund


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GROUP B INVESTMENT OPTIONS
----------------------------------------------
AZL AIM International Equity Fund                          AZL NACM International Fund
AZL LMP Large Cap Growth Fund                              AZL OCC Value Fund
AZL Davis NY Venture Fund                                  OpCap Mid Cap Portfolio
AZL Dreyfus Founders Equity Growth Fund                    AZL Oppenheimer Global Fund
AZL S&P 500 Index Fund                                     AZL Oppenheimer International Growth Fund
AZL First Trust Target Double Play Fund                    AZL Oppenheimer Main Street Fund
Mutual Discovery Securities Fund                           AZL PIMCO Fundamental IndexPLUS Total Return Fund
Mutual Shares Securities Fund                              AZL TargetPLUS Equity Fund
Templeton Growth Securities Fund                           AZL Van Kampen Comstock Fund
AZL Jennison 20/20 Focus Fund                              AZL Van Kampen Global Franchise Fund
AZL Jennison Growth Fund                                   AZL Van Kampen Growth and Income Fund
AZL Legg Mason Growth Fund                                 AZL Van Kampen Mid Cap Growth Fund
AZL Legg Mason Value Fund






GROUP C INVESTMENT OPTIONS
----------------------------------------------
Franklin High Income Securities Fund                       PIMCO VIT Emerging Markets Bond Portfolio
Franklin Income Securities Fund                            PIMCO VIT Global Bond Portfolio (Unhedged)
Franklin Templeton VIP Founding Funds                      PIMCO VIT High Yield Portfolio
Allocation Fund                                            PIMCO VIT Real Return Portfolio
Franklin U.S. Government Fund                              PIMCO VIT Total Return Portfolio
Franklin Zero Coupon Fund 2010                             AZL Money Market Fund
Templeton Global Income Securities Fund                    AZL TargetPLUS Balanced Fund
AZL Fusion Balanced Fund                                   AZL TargetPLUS Growth Fund
AZL Fusion Growth Fund                                     AZL TargetPLUS Moderate Fund
AZL Fusion Moderate Fund                                   AZL Van Kampen Equity and Income Fund
PIMCO VIT All Asset Portfolio


We will only allow you to make allocations and transfers to and from Group A and Group B Investment Options as long as you do not exceed these limitations. In addition, on each Quarterly Anniversary we will automatically readjust your balance in the Investment Options to return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments. This readjustment applies to all of your selected Investment Options and not just the ones that are in Group A or Group B. If you add the Lifetime Plus Benefit or the Lifetime Plus II Benefit to your Contract after the Issue Date, we will ask you to reallocate your Contract Value to comply with these restrictions. We will not allow you to add the Lifetime Plus Benefit or the Lifetime Plus II Benefit to your Contract until you have reallocated your Contract Value to comply with these restrictions. These Investment Option allocation and transfer restrictions will terminate when the Lifetime Plus Benefit or Lifetime Plus II Benefit terminates.


We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.

TAXATION OF LIFETIME PLUS PAYMENTS
Lifetime Plus Payments that you receive before your Contract Value is fully depleted will be treated as withdrawals for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. While tax law is not entirely clear as to the proper tax treatment, we intend to treat Lifetime Plus Payments that you receive on or after your Contract Value has been fully depleted as Annuity Payments under a Full Annuitization. For Qualified Contracts, the entire Lifetime Plus Payment will most likely be subject to ordinary income tax. In addition, Lifetime Plus Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax. Lifetime Plus Payments are not subject to a withdrawal charge.

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TERMINATION OF THE LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT
Before you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit, it will terminate upon the earliest of the following.
o The Business Day we process your request to remove the Lifetime Plus Benefit or Lifetime Plus II Benefit from the Contract (the rider termination date).
o    The date of death of all Covered Persons.
o    The older Covered Person's 91st birthday.
o    The Business Day before the Income Date that you take a Full Annuitization.
o    The Business Day we process your request for a full withdrawal.
o    Contract termination.

ON AND AFTER THE BENEFIT DATE THAT YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT, IT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day you take an Excess Withdrawal of the entire Contract Value. (If you take an Excess Withdrawal that reduces Lifetime Plus Payments to a level at which we are unable to structure the Lifetime Plus Payment so that it is at least $100, then you must take an Excess Withdrawal of the entire Contract Value.)
o    The Business Day before the Income Date that you take a Full Annuitization.
o For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.
o For single Lifetime Plus Payments when the Contract is jointly owned and the Joint Owners are not spouses, the date of death of any Joint Owner.
o For single Lifetime Plus Payments when the Contract is jointly owned by spouses, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse who is also the Covered Person continues the Contract, the Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate on the date of death of the Covered Person.
o For joint Lifetime Plus Payments, the date of death of both Covered Persons. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive the death benefit, then Lifetime Plus Payments will stop and the Lifetime Plus Benefit or Lifetime Plus II Benefit will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.
o    Contract termination.


--------------------------------------------------------------------------------
12. OTHER OPTIONAL BENEFITS QUARTERLY VALUE DEATH BENEFIT
The Quarterly Value Death Benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. It provides a death benefit during the Accumulation Phase based on the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value that occurred on any Quarterly Anniversary before age 91, adjusted for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. The Quarterly Value Death Benefit is only available at issue and it carries an additional M&E charge.

THE DEATH BENEFIT PROVIDED BY THE QUARTERLY VALUE DEATH BENEFIT WILL NEVER BE LESS THAN THE TRADITIONAL DEATH BENEFIT THAT IS AVAILABLE UNDER THE BASE CONTRACT, BUT THEY MAY BE EQUAL. ONCE YOU SELECT THE QUARTERLY VALUE DEATH BENEFIT YOU CANNOT CANCEL IT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE QUARTERLY VALUE DEATH BENEFIT AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

Under the Quarterly Value Death Benefit the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.
1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option.
2. The Quarterly Anniversary Value. We determine the Quarterly Anniversary Value as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death

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                                       65

    benefit payment option. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix B.

* Please see section 10, Death Benefit for details on what we consider to be due proof of death.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT ONLY AS THE BONUS BECOMES VESTED. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.

NOTE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II
BENEFIT: If you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit, then on and after the Benefit Date:
o each Lifetime Plus Payment and any Excess Withdrawal will reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Excess Withdrawal you take; and
o the additional M&E charge associated with the Quarterly Value Death Benefit will continue as long as the Quarterly Anniversary Value is greater than zero.

THE QUARTERLY VALUE DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST THE
FOLLOWING.
o    The Business Day before the Income Date that you take a Full Annuitization.
o The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
o    Contract termination.


BONUS OPTION
The Bonus Option is designed for Owners who believe that the return on the investment of the bonus in the Investment Options will at least offset the additional costs associated with the Bonus Option. This option provides a 6% bonus on each Purchase Payment we receive before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). The Bonus Option is only available at issue and it carries an additional M&E charge and a higher and longer withdrawal charge schedule. ONCE YOU SELECT THE BONUS OPTION, YOU CANNOT CANCEL IT. THE BONUS OPTION IS NOT AVAILABLE WITH THE SHORT WITHDRAWAL CHARGE OPTION.


THE BONUS MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE BONUS OPTION. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE BONUS OPTION AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.

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                                       66

We will credit the bonus to your Contract subject to the following terms.
1) Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. Bonus amounts are included in the calculation of the portion of any guaranteed benefits that are based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments, such as the 5% Annual Increase under the Lifetime Plus Benefit (including the Enhanced 10-Year Value), the Highest Annual Increase under the Lifetime Plus II Benefit (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value) or the portion of the Traditional Death Benefit that is based on total Purchase Payments. The vesting schedule is as follows.

                                   NUMBER OF COMPLETE
                              YEARS SINCE WE RECEIVED YOUR        VESTING
                                    PURCHASE PAYMENT            PERCENTAGE
                                           0                        0%
                                           1                       35%
                                           2                       70%
                                           3+                     100%

2) All bonus amounts and any gains or losses attributable to such amounts are treated as earnings under the Contract and are treated as such for purposes of the withdrawal charge as well as for tax purposes.
3) All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.
4) If the Contract is owned by a non-individual, then the age of the Annuitant will be used to determine whether a bonus applies.

We pay all bonus amounts from the general account assets of Allianz Life.


We deduct Contract charges from the Bonus Value of your Contract, which is the total Contract Value and any unvested bonus amounts. If you cancel your Contract during the free look/right to examine period, or if you take a withdrawal, take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your bonus. Since charges will have been assessed against the Bonus Value of your Contract, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or had not selected the Bonus Option. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the M&E charge) associated with the Bonus Option.


SHORT WITHDRAWAL CHARGE OPTION
The Short Withdrawal Charge Option is designed for Owners who are concerned with short-term liquidity. This option shortens the withdrawal charge period for your Contract from seven years to four years (for more information, see section 6, Expenses - Withdrawal Charge). The Short Withdrawal Charge Option is only available at issue, it only applies during the Accumulation Phase of the Contract and it carries an additional M&E charge. ONCE YOU SELECT THE SHORT WITHDRAWAL CHARGE OPTION, YOU CANNOT CANCEL IT. THE SHORT WITHDRAWAL CHARGE OPTION IS NOT AVAILABLE WITH THE BONUS OPTION.


BECAUSE THE SHORT WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO TAKE A WITHDRAWAL DURING THE FIFTH THROUGH SEVENTH COMPLETE YEARS FOLLOWING OUR RECEIPT OF YOUR PURCHASE PAYMENT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE SHORT WITHDRAWAL CHARGE OPTION AND BE SURE TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION.


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                                       67

--------------------------------------------------------------------------------


13. OTHER INFORMATION ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. One of these selling firms, Questar Capital Corporation, is our affiliate. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected not to exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with

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                                       68

Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o    marketing services and increased access to registered representatives;
o    sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o    the cost of client meetings and presentations; and
o    other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o    the broker/dealer firm's registered representative and customer profiles;
     and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

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--------------------------------------------------------------------------------

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                                       69

ADMINISTRATION/ALLIANZ SERVICE CENTER
Delaware Valley Financial Services, LLC (DVFS or the Allianz Service Center) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life, and is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by our Service Center include:
o    issuance and maintenance of the Contracts,
o    maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o    routine customer service including:
     -    responding to Owner correspondence and inquiries,
     -    processing of Contract changes,
     -    processing withdrawal requests (both partial and total), and
     -    processing annuitization requests.

Historically, we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, Allianz Life Financial has paid DVFS $73,240,405.82 for performing administrative services regarding the Contracts.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies from time to time, are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

--------------------------------------------------------------------------------
14.   GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

5% ANNUAL INCREASE - an amount used to determine the benefit base under the optional Lifetime Plus Benefit.


ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

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                                       70

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BASE CONTRACT - the Contract corresponding to this prospectus that does not include any optional benefits.

BENEFICIARY - unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.


BENEFIT ANNIVERSARY - a 12-month anniversary of the Benefit Date in which you exercised the Lifetime Plus Benefit or Lifetime Plus II Benefit. If the Benefit Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.


BENEFIT DATE - the date you exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit and Lifetime Plus Payments begin. It is also the date we establish the initial Lifetime Plus Payment. This date must be the 1st or 15th of a calendar month.

BENEFIT YEAR - any period of 12 months commencing with the Benefit Date and each Benefit Anniversary thereafter.

BONUS OPTION - an optional benefit that may be available under this Contract for selection at issue. If you select the Bonus Option, you will receive a 6% bonus on Purchase Payments we receive before the older Owner's 81st birthday. The bonus is subject to a three-year vesting schedule, it carries an additional M&E Charge and a higher and longer withdrawal charge schedule. The bonus amounts are included in the calculation of the portions of any guaranteed benefits that is based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments.

BONUS VALUE - this is the total value of a Contract that includes the bonus. On any Business Day it is the equal to the sum of the values of your Investment Options including unvested bonus amounts, i.e., the total Contract Value and any unvested bonus amounts.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.


CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.


CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Options. It does not include amounts applied to Annuity Payments. If you have a Contract with the Bonus Option, Contract Value will only include any vested bonus amounts; it will not include any unvested bonus amounts.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

COVERED PERSON(S) - the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under the Lifetime Plus Benefit or the Lifetime Plus II Benefit.

ENHANCED 5% ANNUAL INCREASE - an amount used to determine the benefit base under the optional Lifetime Plus II Benefit.

ENHANCED 10-YEAR VALUE - an amount used to determine the benefit base under the Lifetime Plus Benefit and the Lifetime Plus II Benefit.

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--------------------------------------------------------------------------------

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                                       71

EXCESS WITHDRAWAL - for Contracts with the Lifetime Plus Benefit or Lifetime Plus II Benefit, this is an additional withdrawal you take while you are receiving Lifetime Plus Payments.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. Once you take a Full Annuitization, you cannot take any additional Partial Annuitizations. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

HIGHEST ANNUAL INCREASE - an amount used to determine the benefit base under the Lifetime Plus II Benefit. The Highest Annual Increase is equal to the greatest of any Enhanced 5% Annual Increase.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

INVESTMENT OPTIONS - the variable Investment Options available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

LIFETIME PLUS BENEFIT - an optional benefit that may be available under this Contract for selection at or after Contract issue. The Lifetime Plus Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge.

LIFETIME PLUS II BENEFIT - an optional benefit that may be available under the Contract for selection at or after Contract issue. The Lifetime Plus II Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge. In contrast to the Lifetime Plus Benefit, this optional benefit has a lower maximum issue age for Owners and Covered Persons, and the benefit base may be based on an amount that automatically locks in the Contract Value on each Contract Anniversary (if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date), grows that Contract Value at 5%, and doubles that Contract Value after the ten Contract Anniversaries.

LIFETIME PLUS PAYMENT - the payment we make to you under the Lifetime Plus Benefit or the Lifetime Plus II Benefit. Lifetime Plus Payments are based on the benefit base, the age(s) of the Covered Person(s), and whether you selected single or joint Lifetime Plus Payments.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.


OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract. If you have a Contract with the Bonus Option, references to Purchase Payments do not include any bonus.

QUARTERLY ANNIVERSARY VALUE - a calculation used in determining the Quarterly Value Death Benefit and the benefit base under the Lifetime Plus Benefit or the Lifetime Plus II Benefit.

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--------------------------------------------------------------------------------

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                                       72

QUARTERLY ANNIVERSARY - the day that occurs three, six, and nine calendar months after the Issue Date or any Contract Anniversary. Quarterly Anniversaries also include Contract Anniversaries. If the Quarterly Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

QUARTERLY VALUE DEATH BENEFIT - an optional benefit that may be available under this Contract for selection at issue. The Quarterly Value Death Benefit is intended to provide an increased death benefit and it carries an additional M&E Charge.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code [(for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts)]. Currently, we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) Contracts and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and phone number are listed at the back of this prospectus.

SHORT WITHDRAWAL CHARGE OPTION- an optional benefit that may be available under this Contract for selection at issue. The Short Withdrawal Charge Option shortens the withdrawal charge period on the Base Contract from seven years to four years and it carries an additional M&E Charge.

TRADITIONAL DEATH BENEFIT - the death benefit provided by the Base Contract.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.



--------------------------------------------------------------------------------
15.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ LIFE..........................................2
EXPERTS...............................................2
LEGAL OPINIONS........................................2
DISTRIBUTOR...........................................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3
FEDERAL TAX STATUS....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................5
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................6
ANNUITY PROVISIONS....................................6
    Annuity Units/Calculating Annuity Payments........7
MORTALITY AND EXPENSE RISK GUARANTEE..................7
FINANCIAL STATEMENTS..................................7


--------------------------------------------------------------------------------

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                                       73

16. PRIVACY NOTICE

A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (JANUARY 2007)

PRIVACY NOTICE REVISIONS:
Our privacy and security policies have not changed since the last time we issued our privacy notice.

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

WE COLLECT INFORMATION ABOUT YOU. THIS INCLUDES:
o INFORMATION FROM YOU - from forms such as applications, claim forms, or other forms.
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US - such as your account balances and payment history.
o INFORMATION FROM THIRD PARTIES - including your doctor(s) and insurance agent, as well as consumer reporting agencies.

WE MAY DISCLOSE INFORMATION ABOUT YOU:

We disclose information such as your name, address, and policy information:
o TO OUR SERVICE PROVIDERS. Information may be shared with persons or companies who collect premiums, investigate claims or administer benefits.
o TO AFFILIATED AND NONAFFILIATED COMPANIES. Information may be shared with such companies who service your policy(s).
o AS PERMITTED OR REQUIRED BY LAW. Information may be shared with government and law enforcement agencies.
o IN OTHER CIRCUMSTANCES. We provide information to other persons or companies in order to issue or service your policy. These include medical providers, your insurance agent, and consumer reporting agencies. Consumer reporting agencies may retain your information and disclose it to others.

WE DO NOT DISCLOSE YOUR INFORMATION FOR MARKETING PURPOSES: For this reason, no "opt-in" or "opt-out" selection is required.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:
We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information.

INFORMATION ABOUT OUR FORMER CUSTOMERS:
We secure the information we retain about our former customers. Any disclosure of that information must be as described in this notice. We do not disclose information about our former customers except as allowed or required by law.

ACCESS AND/OR CORRECTION OF YOUR INFORMATION:
You have a right to access and request correction of your information that is retained by us. Such requests must be made to us in writing. We will respond to your request within 30 days. Access rights do not apply to information collected for (1) claim process; or (2) civil or criminal proceedings.

NOTIFICATION OF CHANGE:
If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ CONTACT INFORMATION:
If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

    Allianz Life Insurance Company of North America
    PO Box 1344
    Minneapolis, MN 55440-1344


ALLIANZ FAMILY OF COMPANIES:
o   Allianz Life Insurance Company of North America
o   Allianz Life Financial Services, LLC(TM)
                                                              M40018 (R-1/2007)

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--------------------------------------------------------------------------------

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                                       74

--------------------------------------------------------------------------------
APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


                                     ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                        TOTAL ANNUAL
                                     FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                       OPERATING
                               ---------------------------------------------------------------                   EXPENSES
                               ---------------------------------------------------------------   AMOUNT OF        AFTER
                                                                            ACQUIRED            CONTRACTUAL    CONTRACTUAL
                                               RULE                         FUND FEES           FEE WAIVERS    FEE WAIVERS
                                 MANAGEMENT    12B-1     SERVICE  OTHER     AND                     AND         OR EXPENSE
INVESTMENT OPTION                   FEES       FEES*      FEES    EXPENSES  EXPENSES  TOTAL    REIMBURSEMENTS   REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
AIM
-----------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity        .90        .25        -        .30          -     1.45              -           1.45
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
-----------------------------------------------------------------------------------------------------------------------------
AZL LMP Large Cap Growth            .80        .25        -        .14          -     1.19              -           1.19
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA
-----------------------------------------------------------------------------------------------------------------------------
AZL Columbia Technology             .82        .25        -        .26          -     1.33              -           1.33
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
DAVIS
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75          -        -        .12          -     .87               -            .87
Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75        .25        -        .12          -     1.12              -           1.12
Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Financial                  .75          -        -        .09          -     .84               -            .84
Portfolio(5)
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity         .79        .25        -        .15          -     1.19              -           1.19
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90          -        -        .20          -     1.10              -           1.10
Value Fund - Class
1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90        .25        -        .20          -     1.35              -           1.35
Value Fund - Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund -            .17        .25        -        .07          -     .49               -            .49
Class 2(1),(4),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index           .26        .25        -        .07          -     .58               -            .58
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
-----------------------------------------------------------------------------------------------------------------------------
AZL First Trust Target Double       .60        .25        -        .12          -     .97             .18            .79
Play Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
-----------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value        .75        .25        -        .09          -     1.09              -           1.09
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global                     .56        .25        -        .11          -     .92               -            .92
Communications Securities
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin High Income                .55        .25        -        .08          -     .88               -            .88
Securites Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities          .46        .25        -        .01          -     .72               -            .72
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP              .00        .25        -        .13        .69     1.07              -           1.07
Founding Funds Allocation
Fund - Class 2(8)
-----------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund       .49        .25        -        .05          -     .79               -            .79
- Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund           .60          -        -        .07          -     .67               -            .67
2010 - Class 1(3)
-----------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities         .80        .25        -        .23          -     1.28              -           1.28
Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund       .60        .25        -        .21          -     1.06              -           1.06
- Class 2
-----------------------------------------------------------------------------------------------------------------------------

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

                                       75

-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Income             .56        .25        -        .16          -     .97               -            .97
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities         .74        .25        -        .04          -     1.03              -           1.03
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
JENNISON
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus            .80        .25        -        .10          -     1.15              -           1.15
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)         .80        .25        -        .14          -     1.19              -           1.19
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)       .85        .25        -        .22          -     1.32            .02           1.30
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)        .75        .25        -        .10          -     1.10              -           1.10
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
-----------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency        .75        .25        -        .14          -     1.14              -           1.14
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
-----------------------------------------------------------------------------------------------------------------------------
AZL NACM International              .85        .25        -        .35          -     1.45              -           1.45
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund(1)         .85        .25        -        .12          -     1.22              -           1.22
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund(1)               .75        .25        -        .15          -     1.15              -           1.15
-----------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio(9)          .80          -        -        .23          -     1.03            .02           1.01
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Developing         1.25        .25        -       1.03          -     2.53            .88           1.65
Markets Fund - Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90          -        -        .19          -     1.09              -           1.09
Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90        .25        -        .19          -     1.34              -           1.34
Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International       .77        .25        -        .38          -     1.40              -           1.40
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80          -        -        .17          -     .97             .02            .95
Fund - Class 1(1),(6),(7)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80        .25        -        .17          -     1.22            .02           1.20
Fund - Class 2(1),(6)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO
-----------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental               .75        .25        -        .19          -     1.19              -           1.19
IndexPLUS Total Return Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio       .18          -      .25        .25        .61     1.29              -           1.29
- Admin. Class(5),(10)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn       .49          -      .25        .25        .03     1.02            .03            .99
Strategy Portfolio - Admin.
Class(2),(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets          .45          -      .15        .40          -     1.00              -           1.00
Bond Portfolio - Admin.
Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond               .25          -      .15        .50          -     .90               -            .90
Portfolio (Unhedged) - Admin.
Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield                .25          -      .15        .35          -     .75               -            .75
Portfolio - Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return               .25          -      .15        .25          -     .65               -            .65
Portfolio - Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return              .25          -      .15        .25          -     .65               -            .65
Portfolio - Admin. Class(5)
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
-----------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)            .35        .25        -        .09          -     .69               -            .69
-----------------------------------------------------------------------------------------------------------------------------
SCHRODER
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder International         1.00        .25        -        .40          -     1.65              -           1.65
Small Cap Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------

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                                       76

-----------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Balanced             .52        .25        -        .12          -     .89               -            .89
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund(1)       .60        .25        -        .12          -     .97             .18            .79
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Growth               .52        .25        -        .12          -     .89               -            .89
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Moderate             .52        .25        -        .12          -     .89               -            .89
Fund(1),(4)
-----------------------------------------------------------------------------------------------------------------------------
TURNER
-----------------------------------------------------------------------------------------------------------------------------
AZL Turner Quantitative Small       .85        .25        -        .14          -     1.24              -           1.24
Cap Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock             .73        .25        -        .10          -     1.08              -           1.08
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and           .75        .25        -        .11          -     1.11              -           1.11
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global               .95        .25        -        .12          -     1.32              -           1.32
Franchise Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real          .90        .25        -        .30          -     1.45            .10           1.35
Estate Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and           .75        .25        -        .16          -     1.16              -           1.16
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid Cap Growth       .82        .25        -        .14          -     1.21              -           1.21
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (6).

(1) Allianz Life Advisers, LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2008. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment
    Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3) The Fund administration fee is paid indirectly through the management fee.
(4) The Investment Option commenced operations under this Contract as of May 1,
    2007. Therefore, the expenses shown are estimated for the current calendar year.
(5) We may enter into certain arrangements under which we, or our affiliate
    Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at an annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(6) The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(7) Not currently available.
(8) Other expenses are estimated, except for the administration fee, which is based on the contractual amount of 0.10% per year of the fund's average daily net assets. Because fund shares are held by a limited number of insurance company accounts, substantial withdrawals by one or more insurance companies could reduce fund assets, causing total fund expenses to become higher. Acquired fund fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2006. While the maximum contractual amount payable under the fund's Class 2 Rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the fund's board of trustees has set the current rate at 0.25% per year through April 30, 2008.
(9) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.

--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------


                                       77

(10) Acquired fund fees and expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the Institutional shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
This table describes, in detail, the annual expenses for each of the AZL

FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services.
The underlying funds do not pay service fees or 12b-1 fees to the AZL
FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

                                                                                                            TOTAL ANNUAL
                             ANNUAL INVESTMENT OPTION OPERATING                                             OPERATING
                             EXPENSES BEFORE FEE WAIVERS OR                                                 EXPENSES AFTER
                             EXPENSE REIMBURSEMENTS                                                         AMOUNT OF
                             -------------------------------------- ACQUIRED    TOTAL       CONTRACTUAL     CONTRACTUAL
                                         RULE                       FUND FEES   ANNUAL      FEE WAIVERS     FEE WAIVERS
                             MANAGEMENT  12B-1    OTHER             AND         OPERATING       AND         OR EXPENSE
INVESTMENT OPTION               FEES     FEES*   EXPENSES    TOTAL  EXPENSES(2) EXPENSES   REIMBURSEMENTS   REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced Fund(1)     .20%     -%        .10%     .30%       .92%      1.22%          -%           1.22%
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1)       .20       -        .06      .26       1.11       1.37           -            1.37
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate Fund(1)     .20       -        .07      .27       1.00       1.27           -            1.27
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1) Allianz Life Advisers, LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least April 30, 2008. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees.


--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX B - QUARTERLY ANNIVERSARY VALUE CALCULATION AND EXAMPLES
If your Contract includes the Quarterly Value Death Benefit and/or either the Lifetime Plus Benefit or the Lifetime Plus II Benefit, we will calculate a Quarterly Anniversary Value under each of these optional benefits. While the Quarterly Anniversary Value under these benefits uses the same general formula, they could result in different amounts if you select two of these benefits but add the Lifetime Plus Benefit or Lifetime Plus II Benefit to your Contract after the Issue Date. However, if you select two of these benefits on the Issue Date, then Quarterly Anniversary Values under each optional benefit will be the same.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT


We only calculate the Quarterly Anniversary Value during the Accumulation Phase before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit. WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit or Lifetime Plus II Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Quarterly Anniversary Value will cease to exist and neither the Lifetime Plus Benefit nor the Lifetime Plus II Benefit will be available to you.


If the rider effective date is the Issue Date, the Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value on the rider effective date is equal to the Contract Value on that date.

On each Business Day we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Quarterly Anniversary the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE QUARTERLY VALUE DEATH BENEFIT
WE ONLY CALCULATE THE QUARTERLY ANNIVERSARY VALUE UNTIL THE BUSINESS DAY DURING WHICH WE RECEIVE, IN GOOD ORDER AT OUR SERVICE CENTER, BOTH DUE PROOF OF DEATH AND AN ELECTION OF THE DEATH BENEFIT PAYMENT OPTION.

IF YOUR CONTRACT INCLUDES THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT, THEN ON AND AFTER THE BENEFIT DATE (THE DATE YOU BEGIN TO RECEIVE LIFETIME PLUS PAYMENTS) EACH LIFETIME PLUS PAYMENT AND ANY EXCESS WITHDRAWALS WILL REDUCE THE QUARTERLY ANNIVERSARY VALUE PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN (INCLUDING ANY WITHDRAWAL CHARGE).

The Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date.

On each Business Day we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals include Lifetime Plus Payments and Excess Withdrawals.


On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following calculation.


--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------

On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

Beginning with the Quarterly Anniversary that occurs on or after the older Owner's 91st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) we calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary.


ANY WITHDRAWALS (INCLUDING LIFETIME PLUS PAYMENTS AND EXCESS WITHDRAWALS) AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

EXAMPLES OF THE QUARTERLY ANNIVERSARY VALUE CALCULATIONS
This example shows how we calculate the Quarterly Anniversary Value under the Lifetime Plus Benefit, the Lifetime Plus II Benefit, and the Quarterly Value Death Benefit.

o You purchase a Contract with an initial Purchase Payment of $100,000. You select the Lifetime Plus II Benefit and the Quarterly Value Death Benefit at issue. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

                                                          QUARTERLY ANNIVERSARY
                                         CONTRACT VALUE          VALUE
                                         ----------------- ---------------------
On the Issue Date                            $100,000          $100,000
End of 1st Quarter, 1st Contract Year         $98,000          $100,000
End of 2nd Quarter, 1st Contract Year        $102,000          $102,000
End of 3rd Quarter, 1st Contract Year        $104,000          $104,000
1st Contract Anniversary                     $103,000          $104,000
End of 1st Quarter, 2nd Contract Year        $106,000          $106,000

o On the Issue Date, the Quarterly Anniversary Value is equal to total Purchase Payment ($100,000).
o At the end of the Contract's first Quarter, the Contract Value had decreased to $98,000, which is less than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was not increased.
o At the end of the Contract's second Quarter, the Contract Value had increased to $102,000, which is greater than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the end of the Contract's third Quarter, the Contract Value had increased to $104,000, which is greater than the previous Quarterly Anniversary Value ($102,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the first Contract Anniversary, the Contract Value had decreased to $103,000, which is less than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was not increased.
o At the end of the first Quarter of the second Contract Year, the Contract Value had increased to $106,000, which is greater than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE QUARTERLY ANNIVERSARY VALUE
o Continuing the assumptions from the previous example, except that you take a partial withdrawal (including the withdrawal charge) of $9,000 in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $103,000.

    THE QUARTERLY ANNIVERSARY VALUE WILL BE ADJUSTED FOR THE PARTIAL WITHDRAWAL
AS FOLLOWS:
        The previous Quarterly Anniversary Value...........................................................$104,000.00
        Reduced proportionately by the percentage of Contract Value
           withdrawn ($9,000 / $103,000) =  0.08738 x $104,000 = ........................................-    9,087.38
                                                                                                         -------------
    The Quarterly Anniversary Value after the partial withdrawal..........................................$  94,912.62
                                                                                                          ============


o This Quarterly Anniversary Value will remain in effect until at least the next Quarterly Anniversary unless you take another partial withdrawal.

--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX C - CALCULATIONS AND EXAMPLES OF THE 5% ANNUAL INCREASE AND ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS BENEFIT CALCULATING THE 5% ANNUAL INCREASE We only calculate the 5% Annual Increase before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE 5% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 5% Annual Increase will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you select the Lifetime Plus Benefit at issue, the 5% Annual Increase on the Issue Date is the Purchase Payments received on the Issue Date. If you select the Lifetime Plus Benefit after issue, or upon a reset of the 5% Annual Increase, the 5% Annual Increase on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we increase the 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce the 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we process any increase or decrease to the 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or, if applicable, the first Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following:
    b + [1.05 x (a - b)]
    where:
    a  =   The 5% Annual Increase as of the immediately preceding Business Day.
    b  =   Purchase Payments* received during the last Contract Year. However, if you selected the Lifetime Plus Benefit at issue and you did not reset the 5% Annual Increase, we will exclude any Purchase Payments received within 90 days of the Issue Date.

On the second through ninth Contract Anniversaries (or, if applicable, on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following.
    d + [1.05 x (c - d + (0.05 x e))]
    where:
    c  =   The 5% Annual Increase as of the immediately preceding Business Day.
    d  =   Purchase Payments* received during the last Contract Year.
    e  =   Purchase Payments* received during the Contract Year that began two years ago. However, if you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the second Contract Anniversary we may exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

On each Business Day on or after the tenth Contract Anniversary (or, if applicable, on or after the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) the 5% Annual Increase is equal to the Enhanced 10-Year Value and THE 5% ANNUAL INCREASE WILL NEVER EXCEED THE ENHANCED 10-YEAR VALUE.

--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------

CALCULATING THE ENHANCED 10-YEAR VALUE
We only calculate the Enhanced 10-Year Value before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 10-Year Value will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you select the Lifetime Plus Benefit at issue and you do not reset the 5% Annual Increase, then the Enhanced 10-Year Value on the Issue Date is two times the Purchase Payments received on the Issue Date. If you select the Lifetime Plus Benefit after issue or if you reset the 5% Annual Increase, then the Enhanced 10-Year Value on the rider effective date or reset anniversary, as applicable, is two times the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day, we increase the Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce the Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you select the Lifetime Plus Benefit at issue and do not reset the 5% Annual Increase, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to the following. o The Enhanced 10-Year Value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date. o Plus any additional Purchase Payments received on the first Contract Anniversary. o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first
    Contract Anniversary (including any withdrawal charge).

On the second through tenth Contract Anniversaries (or, if applicable, on the first through tenth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) we calculate the Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries of the Issue Date (or, if applicable, on the eleventh and later Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) the Enhanced 10-Year Value is equal to the following.
o    The Enhanced 10-Year Value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
o Plus any additional Purchase Payments received on the current Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE LIFETIME PLUS BENEFIT AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from the 5% Annual Increase and the Enhanced 10-Year Value.

If you reset the 5% Annual Increase, we will change the M&E charge for the Lifetime Plus Benefit and payment type (single life or joint life) to equal the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary IF THIS AMOUNT DIFFERS FROM THE CURRENT M&E CHARGE ON YOUR CONTRACT.

--------------------------------------------------------------------------------
  The Allianz Vision(SM) Variable Annuity Contract Prospectus November 12, 2007
--------------------------------------------------------------------------------

EXAMPLES OF THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE CALCULATION
o You purchase a Contract with the Lifetime Plus Benefit. You make an initial Purchase Payment of $50,000 on the Issue Date. You make a second Purchase Payment of $50,000 during the third month of the Contract, and you make a third Purchase Payment of $50,000 during the second Contract Year.

                                        5% ANNUAL        ENHANCED      5% ANNUAL INCREASE USED TO
                                        INCREASE      10-YEAR VALUE    DETERMINE THE BENEFIT BASE
Issue Date                              $ 50,000        $100,000               $ 50,000
The Business Day we receive the
    second Purchase Payment in the
    third month                         $100,000        $150,000               $100,000
First Contract Anniversary              $105,000        $200,000               $105,000
The Business Day we receive the
    third Purchase Payment in the
    second Contract Year                $155,000        $250,000               $155,000
Second Contract Anniversary             $160,250        $250,000               $160,250
Third Contract Anniversary              $170,888        $250,000               $170,888
Fourth Contract Anniversary             $179,432        $250,000               $179,432
Fifth Contract Anniversary              $188,403        $250,000               $188,403
Sixth Contract Anniversary              $197,824        $250,000               $197,824
Seventh Contract Anniversary            $207,715        $250,000               $207,715
Eighth Contract Anniversary             $218,101        $250,000               $218,101
Ninth Contract Anniversary              $229,006        $250,000               $229,006
Tenth Contract Anniversary              $240,456        $250,000               $250,000
11th Contract Anniversary                               $250,000               $250,000
12th Contract Anniversary                               $300,000               $300,000

o On the Issue Date, the 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000) and the Enhanced 10-Year Value is equal to twice the Purchase Payment received on the Issue Date (2 x $50,000 = $100,000).


o During the third month, on the Business Day we receive the second Purchase Payment, we add that payment to both the 5% Annual Increase ($50,000 + $50,000 = $100,000) and the Enhanced 10-Year Value ($100,000 + $50,000 =
    $150,000).

o On the first Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire 5% Annual Increase amount (1.05 x $100,000 = $105,000) and we add the second Purchase Payment to the Enhanced 10-Year Value again, thereby doubling that payment ($150,000 + $50,000 = $200,000).

o During the second Contract Year, on the Business Day we receive the third Purchase Payment, we add that payment to both the 5% Annual Increase ($105,000 + $50,000 = $155,000) and the Enhanced 10-Year Value ($200,000 +
    $50,000 = $250,000).

o On the second Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. HOWEVER, SINCE WE HAVE NOT HAD THE THIRD PURCHASE PAYMENT FOR AN ENTIRE CONTRACT YEAR, WE DO NOT APPLY THE 5% COMPOUNDING TO THE THIRD PURCHASE PAYMENT ((1.05 x ($155,000 - $50,000)) + $50,000 = $160,250). IN
    ADDITION, WE WILL NOT DOUBLE THE THIRD PURCHASE PAYMENT UNDER THE ENHANCED 10-YEAR VALUE UNTIL WE HAVE HAD IT FOR TEN FULL CONTRACT YEARS, so the Enhanced 10-Year Value remains at $250,000 on the second Contract Anniversary.

o On the third Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. BECAUSE WE HAVE HAD THE THIRD PURCHASE PAYMENT FOR ONE FULL CONTRACT YEAR WE NOW APPLY 5% COMPOUNDING TO THE PAYMENT FOR BOTH THE THIRD CONTRACT ANNIVERSARY AND THE SECOND CONTRACT ANNIVERSARY (1.05 x ($160,250 + (0.05 x $50,000)) = $170,888). The Enhanced 10-Year Value remains unchanged on the third Contract Anniversary.

o On the fourth through ninth Contract Anniversaries we apply the 5% compounding to the 5% Annual Increase. The Enhanced 10-Year Value remains unchanged during this period because it has been less than ten full Contract Years

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    since we received the third Purchase Payment. On each of these Contract
    Anniversaries the 5% Annual Increase does not exceed the Enhanced 10-Year Value.

o On the tenth Contract Anniversary the 5% Annual Increase is equal to the Enhanced 10-Year Value ($250,000).

o ON THE 12TH CONTRACT ANNIVERSARY WE HAVE NOW HAD THE THIRD PURCHASE PAYMENT FOR TEN FULL CONTRACT YEARS, SO WE ADD THE THIRD PAYMENT TO THE ENHANCED 10-YEAR VALUE AGAIN, THEREBY DOUBLING THAT PAYMENT ($250,000 + $50,000 = $300,000).

EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE
This example is intended to show why, if you make a large additional Purchase Payment to the Contract, you may be able to access a higher benefit base under the Lifetime Plus Benefit if you instead apply the Purchase Payment to a new Contract.

Assume you purchase a contract with the Lifetime Plus Benefit. You make an initial Purchase Payment of $100,000 on the Issue Date and you make a second Purchase Payment of $100,000 during the second Contract Year and you do not reset the 5% Annual Increase. On the tenth Contract Anniversary the Enhanced 10-Year Value would be $300,000 (twice the initial Purchase Payment, plus the second Purchase Payment; we would not yet have doubled the second payment because we have not had it for ten full Contract Years) and we guarantee that the benefit base used to calculate Lifetime Plus Payments as of the tenth Contract Anniversary would be at least $300,000.

Suppose instead you purchase one Contract with the Lifetime Plus Benefit with an initial Purchase Payment of $100,000. Two years later you purchase a second Contract with the Lifetime Plus Benefit with an initial Purchase Payment of $100,000 instead of applying this $100,000 to the first Contract as an additional payment. On the tenth Contract Anniversary after you purchased the first Contract the 5% Annual Increase would equal $200,000 (the Enhanced 10-Year Value) for that Contract and the 5% Annual Increase on the second Contract would be $147,746 ($100,000 compounded by 5% for eight years). We guarantee that the total benefit base for both Contracts at this time be at least $347,746, which is more than would have been available to you if you had made two Purchase Payments to one single Contract. However, if you waited until the 12th Contract Anniversary after you made the first Purchase Payment the total 5% Annual Increase under both scenarios would be $400,000 because we would have all the Purchase Payments for at least ten full Contract Years and the payments would, therefore, have doubled.

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--------------------------------------------------------------------------------
APPENDIX D - CALCULATIONS AND EXAMPLES OF THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT On each Contract Anniversary before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus II Benefit or take a Full Annuitization, we automatically reset the Enhanced 5% Annual
Increase if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date.

If we automatically reset your Enhanced 5% Annual Increase, we will establish an additional Enhanced 5% Annual Increase on the reset anniversary equal to the Contract Value as of the reset anniversary and we will establish an additional Enhanced 10-Year Value on the reset anniversary equal to twice the Contract Value as of the reset anniversary.

All previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values continue to be calculated and are used in determining the Highest Annual Increase.
CALCULATING THE ENHANCED 5% ANNUAL INCREASE
We only calculate Enhanced 5% Annual Increases before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus II Benefit or take a Full Annuitization. WE NO LONGER CALCULATE ENHANCED 5% ANNUAL INCREASES BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus II Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 5% Annual Increases will cease to exist and the Lifetime Plus II Benefit will no longer be available to you.

If you select the Lifetime Plus II Benefit at issue, the Enhanced 5% Annual Increase established on the Issue Date is the Purchase Payment received on the Issue Date. If you select the Lifetime Plus II Benefit after issue, or upon a reset of the Enhanced 5% Annual Increase, the Enhanced 5% Annual Increase established on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we increase each Enhanced 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we process any increase or decrease to each Enhanced 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or, if applicable, the first Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following:
    b + [ 1.05 x (a - b) ]
    where:
     a  = the Enhanced 5% Annual Increase as of the immediately preceding
          Business Day, and
     b = Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date, then we will exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

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On the second through ninth Contract Anniversaries (or, if applicable, on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following.
    d + [ 1.05 x (c - d + (0.05 x e)) ]
    where:
   c    = the Enhanced 5% Annual Increase as of the immediately preceding
          Business Day,
   d    = Purchase Payments* received during the last Contract Year, and
   e    = Purchase Payments* received during the Contract Year that began two years ago. However, if you elected the Lifetime Plus II Benefit at issue, then on the second Contract Anniversary we will exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

If the Rider Effective Date is the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Issue Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If the Rider Effective Date occurs after the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Rider Effective Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If an automatic reset has occurred, then on each Business Day on or after the tenth Contract Anniversary that occurs after the reset anniversary the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

EACH ENHANCED 5% ANNUAL INCREASE WILL NEVER EXCEED THE ENHANCED 10-YEAR VALUE THAT WAS ESTABLISHED ON THE SAME DATE.

CALCULATING THE ENHANCED 10-YEAR VALUE
We only calculate each Enhanced 10-Year Value before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus II Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIEST OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus II Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, all previously established Enhanced 10-Year Values will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you select the Lifetime Plus II Benefit at issue, the Enhanced 10-Year Value established on the Issue Date is twice the Purchase Payments received on the Issue Date. If you select the Lifetime Plus II Benefit after issue or upon a reset of the Enhanced 5% Annual Increase, then the Enhanced 10-Year Value established on the rider effective date or reset anniversary is equal to twice the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day other than a Contract Anniversary, we increase each Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you select the Lifetime Plus II Benefit at issue, then on the first Contract Anniversary, the Enhanced 10-Year Value established on the Issue Date is equal to the following.
o    Its value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
o Plus any additional Purchase Payments received on the first Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

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On the second through tenth Contract Anniversaries (or, if applicable, on the first through tenth Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) we calculate each Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries (or, if applicable, on the eleventh and later Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) each Enhanced 10-Year Value is equal to the following.
o    Its value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus II Benefit at issue, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
o Plus any additional Purchase Payments received on the current Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE LIFETIME PLUS II BENEFIT AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE EACH ENHANCED 5% ANNUAL INCREASE AND EACH ENHANCED 10-YEAR VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than an Enhanced 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from that Enhanced 5% Annual Increase and its associated Enhanced 10-Year Value.

If there is an automatic reset of the Enhanced 5% Annual Increase, we will change the additional M&E charge for the Lifetime Plus II Benefit and payment type (single life or joint life) to equal the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary IF THIS AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT.

THE HIGHEST ANNUAL INCREASE
The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.

EXAMPLE OF THE HIGHEST ANNUAL INCREASE
You purchase a Contract with the Lifetime Plus II Benefit. You make an initial Purchase Payment of $50,000 on the Issue Date. You make a second Purchase Payment of $50,000 during the third month of the Contract, and you make a third Purchase Payment of $50,000 during the second Contract Year. The Contract Value on the first Contract Anniversary is $104,000 and the Contract Value on the second Contract Anniversary is $162,000.

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
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
                                                                         FIRST        SECOND       SECOND
                                                        FIRST RESET    RESET OF      RESET OF     RESET OF
                                            INITIAL        OF THE         THE          THE           THE
                                            ENHANCED    ENHANCED 5%    ENHANCED      ENHANCED     ENHANCED      HIGHEST
                                            10-YEAR        ANNUAL       10-YEAR     5% ANNUAL      10-YEAR       ANNUAL
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Issue Date                    $ 50,000      $100,000                                                            $ 50,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Immediately after Purchase    $100,000      $150,000                                                            $100,000
Payment in third month
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
First Contract Anniversary    $105,000      $200,000      $104,000     $208,000                                 $105,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Immediately after Purchase
Payment in second Contract    $155,000      $250,000      $154,000     $258,000                                 $155,000
Year
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 2        $160,250      $250,000      $159,200     $258,000      $162,000     $324,000      $162,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 3        $170,888      $250,000      $169,785     $258,000      $172,725     $324,000      $172,725
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 4        $179,432      $250,000      $178,274     $258,000      $181,361     $324,000      $181,361
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 5        $188,403      $250,000      $187,188     $258,000      $190,429     $324,000      $190,429
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 6        $197,824      $250,000      $196,547     $258,000      $199,951     $324,000      $199,951
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 7        $207,715      $250,000      $206,375     $258,000      $209,948     $324,000      $209,948
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 8        $218,101      $250,000      $216,693     $258,000      $220,446     $324,000      $220,446
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 9        $229,006      $250,000      $227,528     $258,000      $231,468     $324,000      $231,468
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 10       $240,456      $250,000      $238,905     $258,000      $243,041     $324,000      $250,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 11       $252,479      $250,000      $250,850     $258,000      $255,193     $324,000      $258,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------
Contract Anniversary 12       $265,103      $300,000      $263,392     $308,000      $267,953     $374,000      $374,000
---------------------------- ------------ ------------- ------------- ------------ ------------- ------------ -------------

o On the Issue Date, the initial Enhanced 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000). The initial Enhanced 10-Year Value is equal to two times the Purchase Payment received on the Issue Date ($100,000 = 2 x $50,000).

o During the third month, on the Business Day we receive the additional Purchase Payment, we add that payment to both the initial Enhanced 5% Annual Increase ($100,000 = $50,000 + $50,000) and the initial Enhanced 10-Year Value ($150,000 = $100,000 + $50,000).

o On the first Contract Anniversary, we compound the initial Enhanced 5% Annual Increase by 5%. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire initial Enhanced 5% Annual Increase ($105,000 = 1.05 x $100,000). And, since all Purchase Payments were received within 90 days of the Issue Date, the additional Purchase Payment is also added to the initial Enhanced 10-Year Value, effectively doubling it ($200,000 = $150,000 + $50,000).

o On each Contract Anniversary, we will automatically generate a new "reset" Enhanced 5% Annual Increase if twice the Contract Value plus all Purchase Payments received within the previous ten Contract Years (not including Purchase Payments received within 90 days of the Issue Date) is greater than the most recently established Enhanced 10-Year Value.

o On the first Contract Anniversary, the Contract Value ($104,000 ) is less than the initial Enhanced 5% Annual Increase ($105,000), however, twice the Contract Value ($208,000 = 2 x $104,000) is greater than the initial Enhanced 10-Year Value ($200,000). Therefore, an automatic reset will occur and the first reset Enhanced 5% Annual Increase will start at the first Contract Anniversary. It will equal the Contract Value ($104,000) and the first reset Enhanced 10-Year Value will be twice the Contract Value ($208,000).

o The last column shows the Highest Annual Increase which is the maximum of the Enhanced 5% Annual Increase values and represents the amount that will be used to determine the benefit base. For example, even though there was an automatic reset on the first Contract Anniversary that established the first reset Enhanced 5% Annual Increase amount of $104,000, the Highest Annual Increase is equal to the initial Enhanced 5% Annual Increase amount of $105,000. The Highest Annual Increase amount shown for the first Contract Anniversary in this example shows how the Lifetime Plus II Benefit preserves the initial Enhanced 5% Annual Increase and each of the reset Enhanced 5% Annual Increases to ensure the greatest amount is used to determine the benefit base.

o During the second Contract Year, on the Business Day we receive the additional Purchase Payment, we add that payment to the initial Enhanced 5% Annual Increase ($155,000 = $105,000 + $50,000), the Enhanced 10-Year Value

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    ($250,000 = $200,000 + $50,000), the first reset Enhanced 5% Annual Increase
    ($154,000 = $104,000 + $50,000), and the first reset Enhanced 10-Year Value ($258,000 = $208,000 + $50,000).

o On the second Contract Anniversary, an automatic reset occurs and we establish the second reset Enhanced 5% Annual Increase because twice the Contract Value plus the amount of the third additional Purchase Payment ($374,000 = $324,000 + $50,000) is greater than both the initial Enhanced 10-Year Value ($250,000) and the first reset Enhanced 10-Year Value ($258,000). The second reset Enhanced 5% Annual Increase will equal the Contract Value ($162,000) and the second reset Enhanced 10-Year Value will be twice the Contract Value ($324,000).

o On the second Contract Anniversary, the initial Enhanced 5% Annual Increase is also compounded by 5%. However, since we have not had the most recent Purchase Payment for at least one Contract Year we will not apply the 5% compounding to that Purchase Payment ($160,250 = 1.05 x ($155,000 - $50,000) + $50,000). The initial Enhanced 10-Year Value is unchanged. Similarly, the first reset Enhanced 5% Annual Increase ($159,200 = 1.05 x ($154,000 - $50,000) + $50,000) and the first reset Enhanced 10-Year Value remain unchanged.

o On the third Contract Anniversary, the initial Enhanced 5% Annual Increase is compounded by 5%. We have had the most recent Purchase Payment for at least one Contract Year so we will apply 5% compounding to that Purchase Payment for both the current Contract Anniversary and the previous Contract Anniversary. The initial Enhanced 5% Annual Increase on the third Contract Anniversary will be $170,888 (1.05 x ($162,250 + (0.05 x $50,000))). We calculate the first reset Enhanced 5% Annual Increase and the second reset Enhanced 5% Annual Increase the same way resulting in $169,785 and $172,725 respectively. All of the Enhanced 10-Year Values on the third Contract Anniversary are unchanged.

o Because there are no more Purchase Payments in this example, starting with the fourth Contract Anniversary, each Enhanced 5% Annual Increase is compounded by 5% on each Contract Anniversary until the tenth Contract Anniversary following the Issue Date or reset anniversary, as applicable. The Enhanced 10-Year Values remain unchanged until the tenth Contract Anniversary after we receive the second additional Purchase Payment. In this example that would be the twelfth Contract Anniversary. The Purchase Payment ($50,000) that was originally added to each of the Enhanced 10-Year Values after the second Contract Anniversary is added again to each of the Enhanced 10-Year Values, effectively doubling that Purchase Payment on the 12th Contract Anniversary ($300,000 = $250,000 + $50,000; $308,000 =
    $258,000 + $50,000; and $374,000 = $324,000 + $50,000).

EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE
This example is intended to show why, if you make a large additional Purchase Payment to the Contract, you may be able to access a higher benefit base under the Lifetime Plus II Benefit if you instead apply the Purchase Payment to a new Contract.

Assume you purchase a Contract with the Lifetime Plus II Benefit. You make an initial Purchase Payment of $100,000 on the Issue Date and you make a second Purchase Payment of $100,000 during the second Contract Year and there are no automatic resets of Enhanced 5% Annual Increase. On the tenth Contract Anniversary the Enhanced 10-Year Value would be $300,000 (twice the initial Purchase Payment, plus the second Purchase Payment; we would not yet have doubled the second payment because we have not had it for ten full Contract Years) and we guarantee that the benefit base used to calculate Lifetime Plus Payments as of the tenth Contract Anniversary would be at least $300,000.

Suppose instead you purchase one Contract with the Lifetime Plus II Benefit with an initial Purchase Payment of $100,000. Two years later you purchase a second Contract with the Lifetime Plus II Benefit with an initial Purchase Payment of $100,000 instead of applying this $100,000 to the first Contract as an additional payment. On the tenth Contract Anniversary after you purchased the first Contract the Enhanced 5% Annual Increase would equal $200,000 (the Enhanced 10-Year Value) for that Contract and the 5% Annual Increase on the second Contract would be $147,746 ($100,000 compounded by 5% for eight years). We guarantee that the total benefit base for both Contracts at this time would be at least $347,746, which is more than would have been available to you if you had made two Purchase Payments to one single Contract. However, if you waited until the 12th Contract Anniversary after you made the first Purchase Payment the total Enhanced 5% Annual Increase under both scenarios would be $400,000 because we would have all the Purchase Payments for at least ten full Contract Years and the payments would, therefore, have doubled.

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APPENDIX E - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000, you do not select the Short Withdrawal Charge Option or the Bonus Option, and you make no additional Purchase Payments. The free withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $12,000 available under the free withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period and the free withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any
Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 - $0 - $0 = ......................................................$100,000
    Multiplied by the withdrawal charge......................................................................X    7.5%
                                                                                                             ---------
                                                                                                             $   7,500
Therefore, we would withdraw $90,000 from the Contract and pay you $82,500
($90,000 less the $7,500 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:
o   You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the free withdrawal privilege at this time is
    $12,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o   You take a full withdrawal in the third Contract Year when the Contract
    Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge
    Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any
Purchase Payments withdrawn that
    were
    subject to a withdrawal charge, less any withdrawal charges = $100,000 - $0 - $0 = .......................$100,000
    Multiplied by the withdrawal charge......................................................................X    7.5%
                                                                                                             ---------
                                                                                                             $   7,500
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,500 ($90,000 less the $7,500 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $91,500.

PARTIAL WITHDRAWAL IN EXCESS OF THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:
o   You take a partial withdrawal of $15,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the free withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
    The amount of the withdrawal that is subject to a withdrawal charge........................................$ 3,000
    Divided by (1 minus the withdrawal charge percentage)....................................................../ 0.915
                                                                                                               -------
    Total amount withdrawn.....................................................................................$ 3,279
    Total withdrawal charge (amount withdrawn minus the amount requested) = $3,279 - $3,000 =.................$    279
                                                                                                              ========
Therefore, we would withdraw $3,279 from the Contract and pay you $3,000.

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                                       90

o   Continuing the example, assume you take a full withdrawal in the third
    Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any
Purchase Payments withdrawn that
    were
    subject to a withdrawal charge, less any withdrawal charges = $100,000 - $3,000 - $279 = ..................$96,721
    Multiplied by the withdrawal charge........................................................................X  7.5%
                                                                                                               -------
                                                                                                               $ 7,254
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,746 ($90,000 less the $7,254 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $97,746.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:
o   You take the maximum amount available under the free withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and will not reduce the
    Withdrawal Charge Basis.
o   In the sixth Contract Year, the Contract Value is $11,000. Although the
    maximum available under the free withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the free withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 4%.

We calculate the withdrawal charge for the full withdrawal as follows:
    The Withdrawal Charge Basis is equal to total Purchase Payments, less any
Purchase Payments withdrawn that
    were
    subject to a withdrawal charge, less any withdrawal charges = $100,000 - $0 - $0 = .......................$100,000
    Multiplied by the withdrawal charge.....................................................................X       4%
                                                                                                            ----------
                                                                                                             $   4,000

Therefore, upon the full withdrawal, we would withdraw $11,000 from the Contract and pay you $7,000 ($11,000 less the $4,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $67,000.

Alternatively, the largest available partial withdrawal at this time is $9,000 as this amount would reduce the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it will not be subject to a withdrawal charge. After two additional years, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.

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

                                       91

--------------------------------------------------------------------------------
FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

    PUBLIC REFERENCE SECTION OF THE COMMISSION
    100 F Street, NE
    Washington, DC 20549

You can contact us at:
    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
    5701 Golden Hills Drive
    Minneapolis, MN 55416
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
    ALLIANZ SERVICE CENTER
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197




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

                                      SAI

                                       1

                       STATEMENT OF ADDITIONAL INFORMATION
                                ALLIANZ VISIONSM
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
            ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                           (ALLIANZ LIFE, WE, US, OUR)

                                 November 12, 2007

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 (800) 624-0197

--------------------------------------------------------------------------------
      TABLE OF CONTENTS
  ALLIANZ LIFE..............................................2
  ------------
  EXPERTS...................................................2
  -------
  LEGAL OPINIONS............................................2
  --------------
  DISTRIBUTOR...............................................2
  -----------
  REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.........3
  -------------------------------------------------
  FEDERAL TAX STATUS........................................3
  ------------------
      GENERAL...............................................3
      -------
      DIVERSIFICATION.......................................4
      ---------------
      OWNER CONTROL.........................................4
      -------------
      CONTRACTS OWNED BY NON-INDIVIDUALS....................5
      ----------------------------------
      INCOME TAX WITHHOLDING................................5
      ----------------------
      REQUIRED DISTRIBUTIONS................................5
      ----------------------
      QUALIFIED CONTRACTS...................................6
      -------------------
  ANNUITY PROVISIONS........................................6
  ------------------
      ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS............7
      ------------------------------------------
  MORTALITY AND EXPENSE RISK GUARANTEE......................7
  ------------------------------------
  FINANCIAL STATEMENTS......................................7
  --------------------



                                                                    VISSAI-1107

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

                                       2
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2006 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the consolidated financial statements and supplemental schedules of Allianz Life as of December 31, 2006 and 2005 and for each of the years in the three-year period ended December 31, 2006, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

As discussed in note 2 to the consolidated financial statements of Allianz Life, Allianz Life changed its method of accounting for non-traditional long-duration insurance contracts in 2004.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

                 ------------- ---------------------------------- --------------------------------------
                 ------------   AGGREGATE AMOUNT OF COMMISSIONS      AGGREGATE AMOUNT OF COMMISSIONS
                   CALENDAR                 PAID TO                RETAINED BY ALLIANZ LIFE FINANCIAL
                     YEAR           ALLIANZ LIFE FINANCIAL           AFTER PAYMENTS TO SELLING FIRMS
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2004             $229,502,300.90                              $0
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2005             $232,330,089.74                              $0
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2006             $208,081,442.45                              $0
                 ------------- ---------------------------------- --------------------------------------

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,113 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 40-45 firms. These payments vary in amount. In


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

2006, the five firms receiving the largest payments, ranging from $533,770 to $1,461,862, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

       FIRM NAME
---------------------------------------
---------------------------------------
  1    AIG Advisor Group Total
  2    Linsco/Private Ledger
  3    National Planning Holdings Total
  4    Raymond James Total
  5    H D Vest Investments

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o   the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that



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
the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if: o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the



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

Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more; or
o   distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or o hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that: o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.



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

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS
We base Annuity Payments upon.
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
o The adjusted Contract Value (less any deduction we make to reimburse us for premium tax) on the Income Date.
o    The Annuity Option you select.


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        The Allianz VisionSM Variable Annuity Contract SAI November 12, 2007
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                                       7

o    The age of the Annuitant and any joint Annuitant.
o    The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date (less any deductions we make to reimburse us for premium tax), divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o   divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2006, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2006 are also included herein.


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        The Allianz VisionSM Variable Annuity Contract SAI November 12, 2007
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